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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09477

ING Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  December 31

Date of reporting period:                         September 30, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING GET U.S. Core Portfolio Series 1
ING GET U.S. Core Portfolio Series 2
ING GET U.S. Core Portfolio Series 3
ING GET U.S. Core Portfolio Series 4
ING GET U.S. Core Portfolio Series 5
ING GET U.S. Core Portfolio Series 6
ING GET U.S. Core Portfolio Series 7
ING GET U.S. Core Portfolio Series 8
ING GET U.S. Core Portfolio Series 9
ING GET U.S. Core Portfolio Series 10
ING GET U.S. Core Portfolio Series 11
ING GET U.S. Core Portfolio Series 12
ING GET U.S. Core Portfolio Series 13
ING VP Global Equity Dividend Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 1	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 42.6%

		Advertising: 0.1%
1,200		Omnicom Group	$112,320
			112,320
		Aerospace/Defense: 1.1%
4,450		Boeing Co.	350,882
2,700		General Dynamics Corp.	193,509
400		Goodrich Corp.	16,208
450		L-3 Communications Holdings, Inc.	35,249
1,960		Lockheed Martin Corp.	168,678
1,443		Northrop Grumman Corp.	98,225
2,965		Raytheon Co.	142,350
650		Rockwell Collins, Inc.	35,646
4,100		United Technologies Corp.	259,735
			1,300,482
		Agriculture: 0.7%
8,500		Altria Group, Inc.	650,675
2,570		Archer-Daniels-Midland Co.	97,352
880		Monsanto Co.	41,369
680		Reynolds American, Inc.	42,140
600		UST, Inc.	32,898
			864,434
		Airlines: 0.1%
4,800		Southwest Airlines Co.	79,968
			79,968
		Apparel: 0.2%
2,700	@	Coach, Inc.	92,880
800		Jones Apparel Group, Inc.	25,952
700		Liz Claiborne, Inc.	27,657
1,020		Nike, Inc.	89,372
320		VF Corp.	23,344
			259,205
		Auto Manufacturers: 0.2%
7,400		Ford Motor Co.	59,866
2,200		General Motors Corp.	73,172
400	@	Navistar International Corp.	10,328
900		Paccar, Inc.	51,318
			194,684
		Auto Parts & Equipment: 0.1%
1,100	@	Goodyear Tire & Rubber Co.	15,950
800		Johnson Controls, Inc.	57,392
			73,342
		Banks: 2.9%
1,300		AmSouth Bancorp.	37,752
18,520		Bank of America Corp.	992,116
3,400		Bank of New York Co., Inc.	119,884

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 1	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Banks (continued)
2,160		BB&T Corp.	$94,565
900		Comerica, Inc.	51,228
450		Compass Bancshares, Inc.	25,641
2,200		Fifth Third Bancorp.	83,776
400		First Horizon National Corp.	15,204
1,050		Huntington Bancshares, Inc.	25,127
1,650		Keycorp	61,776
450		M&T Bank Corp.	53,982
1,000		Marshall & Ilsley Corp.	48,180
1,800		Mellon Financial Corp.	70,380
2,860		National City Corp.	104,676
1,900		North Fork Bancorp., Inc.	54,416
800		Northern Trust Corp.	46,744
1,200		PNC Financial Services Group, Inc.	86,928
2,500		Regions Financial Corp.	91,975
1,200		State Street Corp.	74,880
1,600		SunTrust Banks, Inc.	123,648
1,271		Synovus Financial Corp.	37,329
9,600		US Bancorp.	318,912
6,535		Wachovia Corp.	364,653
13,600		Wells Fargo & Co.	492,048
450		Zions Bancorp.	35,914
			3,511,734
		Beverages: 1.0%
4,200		Anheuser-Busch Cos., Inc.	199,542
450		Brown-Forman Corp.	34,493
11,100		Coca-Cola Co.	495,948
1,350		Coca-Cola Enterprises, Inc.	28,121
800	@	Constellation Brands, Inc.	23,024
750		Pepsi Bottling Group, Inc.	26,625
6,670		PepsiCo, Inc.	435,284
			1,243,037
		Biotechnology: 0.4%
4,700	@	Amgen, Inc.	336,191
1,300	@	Biogen Idec, Inc.	58,084
1,050	@	Genzyme Corp.	70,843
200	@	Millipore Corp.	12,260
			477,378
		Building Materials: 0.1%
650		American Standard Cos., Inc.	27,281
1,850		Masco Corp.	50,727
450		Vulcan Materials Co.	35,213
			113,221
		Chemicals: 0.6%
350		Air Products & Chemicals, Inc.	23,230
300		Ashland, Inc.	19,134
4,100		Dow Chemical Co.	159,818
300		Ecolab, Inc.	12,846
3,700		EI DuPont de Nemours & Co.	158,508
500		International Flavors & Fragrances, Inc.	19,770
1,150		PPG Industries, Inc.	77,142
1,600		Praxair, Inc.	94,656
900		Rohm & Haas Co.	42,615
650		Sherwin-Williams Co.	36,257
300		Sigma-Aldrich Corp.	22,701
			666,677

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 1	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Commercial Services: 0.4%
800	@	Apollo Group, Inc.	$39,392
600	@	Convergys Corp.	12,390
950		Equifax, Inc.	34,875
1,300		H&R Block, Inc.	28,262
2,220		McKesson Corp.	117,038
1,100		Moody’s Corp.	71,918
1,500		Paychex, Inc.	55,275
1,050		Robert Half International, Inc.	35,668
1,100		RR Donnelley & Sons Co.	36,256
			431,074
		Computers: 1.8%
100	@	Affiliated Computer Services, Inc.	5,186
1,410	@	Apple Computer, Inc.	108,612
700	@	Computer Sciences Corp.	34,384
9,600	@	Dell, Inc.	219,264
2,000		Electronic Data Systems Corp.	49,040
9,700	@	EMC Corp.	116,206
19,200		Hewlett-Packard Co.	704,448
8,450		International Business Machines Corp.	692,393
750	@	Lexmark International, Inc.	43,245
700	@	NCR Corp.	27,636
1,350	@	Network Appliance, Inc.	49,963
700	@	Sandisk Corp.	37,478
13,700	@	Sun Microsystems, Inc.	68,089
1,500	@	Unisys Corp.	8,490
			2,164,434
		Cosmetics/Personal Care: 0.9%
375		Alberto-Culver Co.	18,971
1,900		Avon Products, Inc.	58,254
2,050		Colgate-Palmolive Co.	127,305
400		Estee Lauder Cos., Inc.	16,132
13,276		Procter & Gamble Co.	822,846
			1,043,508
		Distribution/Wholesale: 0.0%
236		Genuine Parts Co.	10,179
450		WW Grainger, Inc.	30,159
			40,338
		Diversified Financial Services: 3.9%
5,000		American Express Co.	280,400
1,140		Ameriprise Financial, Inc.	53,466
800		Bear Stearns Cos., Inc.	112,080
1,250		Capital One Financial Corp.	98,325
4,050		Charles Schwab Corp.	72,495
150		Chicago Mercantile Exchange Holdings, Inc.	71,737
1,050		CIT Group, Inc.	51,061
20,150		Citigroup, Inc.	1,000,850
2,408		Countrywide Financial Corp.	84,376
1,600	@	E*Trade Financial Corp.	38,272
3,800		Fannie Mae	212,458
250		Federated Investors, Inc.	8,453
600		Franklin Resources, Inc.	63,450
2,700		Freddie Mac	179,091
2,350		Goldman Sachs Group, Inc.	397,549
900		Janus Capital Group, Inc.	17,748

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 1	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Diversified Financial Services (continued)
19,000		JPMorgan Chase & Co.	$892,240
2,920		Lehman Brothers Holdings, Inc.	215,671
3,600		Merrill Lynch & Co., Inc.	281,592
5,850		Morgan Stanley	426,523
1,700		SLM Corp.	88,366
900		T. Rowe Price Group, Inc.	43,065
			4,689,268
		Electric: 1.2%
2,760	@	AES Corp.	56,276
650	@	Allegheny Energy, Inc.	26,111
1,950		American Electric Power Co., Inc.	70,921
1,250		Centerpoint Energy, Inc.	17,900
1,150	@	CMS Energy Corp.	16,606
300		Consolidated Edison, Inc.	13,860
750		Constellation Energy Group, Inc.	44,400
600		Dominion Resources, Inc.	45,894
5,310		Duke Energy Corp.	160,362
1,300		Edison International	54,132
900		Entergy Corp.	70,407
3,100		Exelon Corp.	187,674
1,910		FirstEnergy Corp.	106,693
1,650		FPL Group, Inc.	74,250
1,700		PG&E Corp	70,805
400		Pinnacle West Capital Corp.	18,020
1,600		PPL Corp.	52,640
500		Progress Energy, Inc.	22,690
1,100		Public Service Enterprise Group, Inc.	67,309
1,300		Southern Co.	44,798
2,440		TXU Corp.	152,549
1,950		Xcel Energy, Inc.	40,267
			1,414,564
		Electrical Components & Equipment: 0.1%
1,600		Emerson Electric Co.	134,176
500		Molex, Inc.	19,485
			153,661
		Electronics: 0.2%
2,350	@	Agilent Technologies, Inc.	76,821
750		Applera Corp. - Applied Biosystems Group	24,833
400	@	Fisher Scientific International, Inc.	31,296
1,150		Jabil Circuit, Inc.	32,856
650		PerkinElmer, Inc.	12,305
3,700	@	Solectron Corp.	12,062
600	@	Thermo Electron Corp.	23,598
650	@	Waters Corp.	29,432
			243,203
		Entertainment: 0.0%
1,250		International Game Technology	51,875
			51,875
		Environmental Control: 0.1%
2,200		Waste Management, Inc.	80,696
			80,696
		Food: 0.5%
1,250		Campbell Soup Co.	45,625
2,100		ConAgra Foods, Inc.	51,408

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 1	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Food (continued)
500	@	Dean Foods Co.	$21,010
2,500		General Mills, Inc.	141,500
1,850		HJ Heinz Co.	77,570
1,100		Kellogg Co.	54,472
2,800		Kroger Co.	64,792
900		McCormick & Co., Inc.	34,182
1,900		Safeway, Inc.	57,665
3,169		Sara Lee Corp.	50,926
791		Supervalu, Inc.	23,453
500		Whole Foods Market, Inc.	29,715
			652,318
		Forest Products & Paper: 0.2%
2,000		International Paper Co.	69,260
650		Louisiana-Pacific Corp.	12,201
950		MeadWestvaco Corp.	25,185
750		Plum Creek Timber Co., Inc.	25,530
800		Temple-Inland, Inc.	32,080
400		Weyerhaeuser Co.	24,612
			188,868
		Gas: 0.1%
300		KeySpan Corp.	12,342
200		Nicor, Inc.	8,552
1,300		Sempra Energy	65,325
			86,219
		Hand/Machine Tools: 0.1%
350		Black & Decker Corp.	27,773
450		Snap-On, Inc.	20,048
450		Stanley Works	22,433
			70,254
		Healthcare — Products: 1.0%
2,700		Baxter International, Inc.	122,742
1,040		Becton Dickinson & Co.	73,497
2,000	@	Boston Scientific Corp.	29,580
400		CR Bard, Inc.	30,000
12,000		Johnson & Johnson	779,280
600	@	St. Jude Medical, Inc.	21,174
300		Stryker Corp.	14,877
1,000	@	Zimmer Holdings, Inc.	67,500
			1,138,650
		Healthcare — Services: 1.0%
3,840		Aetna, Inc.	151,872
1,110	@	Coventry Health Care, Inc.	57,187
1,100	@	Humana, Inc.	72,699
450	@	Laboratory Corp. of America Holdings	29,507
300		Manor Care, Inc.	15,684
600		Quest Diagnostics	36,696
9,320		UnitedHealth Group, Inc.	458,544
4,370	@	WellPoint, Inc.	336,708
			1,158,897
		Home Furnishings: 0.0%
300		Harman International Industries, Inc.	25,032
200		Whirlpool Corp.	16,822
			41,854

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 1	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Household Products/Wares: 0.1%
100		Avery Dennison Corp.	$6,017
200		Clorox Co.	12,600
250		Fortune Brands, Inc.	18,778
1,950		Kimberly-Clark Corp.	127,452
			164,847
		Housewares: 0.0%
1,150		Newell Rubbermaid, Inc.	32,568
			32,568
		Insurance: 2.3%
1,340	@@	ACE Ltd.	73,338
1,950		Aflac, Inc.	89,232
3,430		Allstate Corp.	215,164
450		AMBAC Financial Group, Inc.	37,237
10,400		American International Group, Inc.	689,104
1,250		AON Corp.	42,337
2,780		Chubb Corp.	144,449
410		Cigna Corp.	47,691
666		Cincinnati Financial Corp.	32,008
2,000		Genworth Financial, Inc.	70,020
1,700		Hartford Financial Services Group, Inc.	147,475
1,128		Lincoln National Corp.	70,026
2,260		Loews Corp.	85,654
700		MBIA, Inc.	43,008
4,140		Metlife, Inc.	234,655
500		MGIC Investment Corp.	29,985
1,550		Principal Financial Group	84,134
3,320		Progressive Corp.	81,473
2,730		Prudential Financial, Inc.	208,162
830		Safeco Corp.	48,912
2,770		St. Paul Travelers Cos., Inc.	129,885
400		Torchmark Corp.	25,244
1,150		UnumProvident Corp.	22,299
700	@@	XL Capital Ltd.	48,090
			2,699,582
		Internet: 0.5%
1,200	@	Amazon.com, Inc.	38,544
4,650	@	eBay, Inc.	131,874
800	@	Google, Inc.	321,520
400	@	Monster Worldwide, Inc.	14,476
4,359	@	Symantec Corp.	92,760
1,000	@	VeriSign, Inc.	20,200
			619,374
		Iron/Steel: 0.1%
2,300		Nucor Corp.	113,827
900		United States Steel Corp.	51,912
			165,739
		Leisure Time: 0.1%
500		Brunswick Corp.	15,595
650		Carnival Corp.	30,570
1,200		Harley-Davidson, Inc.	75,300
100		Sabre Holdings Corp.	2,339
			123,804

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 1	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Lodging: 0.1%
1,250		Hilton Hotels Corp.	$34,813
1,200		Marriott International, Inc.	46,368
800		Starwood Hotels & Resorts Worldwide, Inc.	45,752
810	@	Wyndham Worldwide Corp.	22,656
			149,589
		Machinery — Construction & Mining: 0.1%
2,700		Caterpillar, Inc.	177,660
			177,660
		Machinery — Diversified: 0.1%
400		Deere & Co.	33,564
300		Cummins, Inc.	35,769
650		Rockwell Automation, Inc.	37,765
			107,098
		Media: 1.2%
4,275		CBS Corp. - Class B	120,427
800		Clear Channel Communications, Inc.	23,080
8,500	@	Comcast Corp.	313,225
1,000		Gannett Co., Inc.	56,830
2,620		McGraw-Hill Cos., Inc.	152,039
150		Meredith Corp.	7,400
16,300		News Corp., Inc.	320,295
6,600		Time Warner, Inc.	120,318
400		Tribune Co.	13,088
400	@	Univision Communications, Inc.	13,736
8,850		Walt Disney Co.	273,553
			1,413,991
		Mining: 0.2%
3,500		Alcoa, Inc.	98,140
300		Freeport-McMoRan Copper & Gold, Inc.	15,978
1,800		Newmont Mining Corp.	76,950
960		Phelps Dodge Corp.	81,312
			272,380
		Miscellaneous Manufacturing: 2.2%
3,050		3M Co.	226,981
600	@	Cooper Industries Ltd.	51,132
1,150		Danaher Corp.	78,970
800		Dover Corp.	37,952
1,200		Eastman Kodak Co.	26,880
850		Eaton Corp.	58,522
42,150		General Electric Co.	1,487,895
4,400		Honeywell International, Inc.	179,960
1,600		Illinois Tool Works, Inc.	71,840
1,300	@@	Ingersoll-Rand Co.	49,374
700		ITT Corp.	35,889
700		Leggett & Platt, Inc.	17,521
450		Parker Hannifin Corp.	34,979
500		Textron, Inc.	43,750
8,300	@@	Tyco International Ltd.	232,317
			2,633,962
		Office/Business Equipment: 0.1%
950		Pitney Bowes, Inc.	42,151
3,700	@	Xerox Corp.	57,572
			99,723

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 1	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Oil & Gas: 4.0%
1,600		Anadarko Petroleum Corp.	$70,128
1,150		Apache Corp.	72,680
600		Chesapeake Energy Corp.	17,388
10,776		Chevron Corp.	698,931
7,934		ConocoPhillips	472,311
1,700		Devon Energy Corp.	107,355
1,000		EOG Resources, Inc.	65,050
37,300		ExxonMobil Corp.	2,502,830
950		Hess Corp.	39,349
2,250		Marathon Oil Corp.	173,025
600		Murphy Oil Corp.	28,530
1,200	@, @@	Nabors Industries Ltd.	35,700
4,200		Occidental Petroleum Corp.	202,062
400		Rowan Cos., Inc.	12,652
800		Sunoco, Inc.	49,752
500	@	Transocean, Inc.	36,615
3,650		Valero Energy Corp.	187,866
1,300		XTO Energy, Inc.	54,769
			4,826,993
		Oil & Gas Services: 0.4%
500		Baker Hughes, Inc.	34,100
400		BJ Services Co.	12,052
5,100		Halliburton Co.	145,095
300	@	National Oilwell Varco, Inc.	17,565
4,400		Schlumberger Ltd.	272,932
			481,744
		Packaging & Containers: 0.1%
600		Ball Corp.	24,270
400		Bemis Co.	13,144
800	@	Pactiv Corp.	22,736
400		Sealed Air Corp.	21,648
			81,798
		Pharmaceuticals: 2.5%
6,000		Abbott Laboratories	291,360
250		Allergan, Inc.	28,153
1,620		AmerisourceBergen Corp.	73,224
400	@	Barr Pharmaceuticals, Inc.	20,776
1,670		Cardinal Health, Inc.	109,786
1,970		Caremark Rx, Inc.	111,640
1,000	@	Express Scripts, Inc.	75,490
1,200	@	Forest Laboratories, Inc.	60,732
1,900	@	Gilead Sciences, Inc.	130,530
1,180	@	Hospira, Inc.	45,159
1,800	@	King Pharmaceuticals, Inc.	30,654
1,150	@	Medco Health Solutions, Inc.	69,127
15,050		Merck & Co., Inc.	630,595
900		Mylan Laboratories	18,117
29,650		Pfizer, Inc.	840,874
6,100		Schering-Plough Corp.	134,749
450	@	Watson Pharmaceuticals, Inc.	11,777
5,650		Wyeth	287,246
			2,969,989
		Pipelines: 0.1%
1,700	@	Dynegy, Inc.	9,418
2,500		El Paso Corp.	34,100
2,150		Williams Cos., Inc.	51,320
			94,838

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 1	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Real Estate: 0.0%
1,387	@	Realogy Corp.	$31,457
			31,457
		Real Estate Investment Trusts: 0.2%
450		Apartment Investment & Management Co.	24,485
100		Boston Properties, Inc.	10,334
1,400		Equity Office Properties Trust	55,664
100		Public Storage, Inc.	8,599
900		Simon Property Group, Inc.	81,558
			180,640
		Retail: 2.8%
700	@	Autonation, Inc.	14,630
200	@	Autozone, Inc.	20,660
1,150	@	Bed Bath & Beyond, Inc.	43,999
1,605		Best Buy Co., Inc.	85,964
800	@	Big Lots, Inc.	15,848
700		Circuit City Stores, Inc.	17,577
2,600		Costco Wholesale Corp.	129,168
3,100		CVS Corp.	99,572
440		Darden Restaurants, Inc.	18,687
1,050		Family Dollar Stores, Inc.	30,702
3,826		Federated Department Stores, Inc.	165,321
3,200		Gap, Inc.	60,640
8,420		Home Depot, Inc.	305,393
950		JC Penney Co., Inc.	64,970
2,350	@	Kohl’s Corp.	152,562
1,400		Limited Brands, Inc.	37,086
6,300		Lowe’s Cos., Inc.	176,778
8,600		McDonald’s Corp.	336,432
1,200		Nordstrom, Inc.	50,760
1,950	@	Office Depot, Inc.	77,415
400		OfficeMax, Inc.	16,296
520	@	Sears Holding Corp.	82,207
2,985		Staples, Inc.	72,625
5,100	@	Starbucks Corp.	173,655
3,500		Target Corp.	193,375
1,750		TJX Cos., Inc.	49,052
10,100		Wal-Mart Stores, Inc.	498,132
6,940		Walgreen Co.	308,067
850		Wendy’s International, Inc.	56,950
1,050		Yum! Brands, Inc.	54,652
			3,409,175
		Savings & Loans: 0.2%
1,000		Golden West Financial Corp.	77,250
420		Sovereign Bancorp., Inc.	9,034
3,849		Washington Mutual, Inc.	167,316
			253,600
		Semiconductors: 1.2%
3,300	@	Advanced Micro Devices, Inc.	82,005
1,500	@	Altera Corp.	27,570
2,000		Analog Devices, Inc.	58,780
6,650		Applied Materials, Inc.	117,904
1,621	@	Freescale Semiconductor, Inc.	61,614

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 1	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Semiconductors (continued)
23,610		Intel Corp.	$485,658
1,150		Linear Technology Corp.	35,788
1,600	@	LSI Logic Corp.	13,152
1,150		Maxim Integrated Products	32,281
4,900	@	Micron Technology, Inc.	85,260
2,250		National Semiconductor Corp.	52,943
500	@	Novellus Systems, Inc.	13,830
1,700	@	Nvidia Corp.	50,303
1,200	@	QLogic Corp.	22,680
800	@	Teradyne, Inc.	10,528
6,450		Texas Instruments, Inc.	214,462
1,300		Xilinx, Inc.	28,535
			1,393,293
		Software: 1.6%
2,350		Automatic Data Processing, Inc.	111,249
2,400	@	Adobe Systems, Inc.	89,880
1,220	@	Autodesk, Inc.	42,432
1,300	@	BMC Software, Inc.	35,386
1,950		CA, Inc.	46,195
700	@	Citrix Systems, Inc.	25,347
2,650	@	Compuware Corp.	20,644
1,150	@	Electronic Arts, Inc.	64,032
2,970		First Data Corp.	124,740
850	@	Fiserv, Inc.	40,026
250		IMS Health, Inc.	6,660
1,300	@	Intuit, Inc.	41,717
35,550		Microsoft Corp.	971,581
1,650	@	Novell, Inc.	10,098
15,810	@	Oracle Corp.	280,469
764	@	Parametric Technology Corp.	13,339
			1,923,795
		Telecommunications: 2.9%
600		Alltel Corp.	33,300
15,803		AT&T, Inc.	514,546
2,850	@	Avaya, Inc.	32,604
7,300		BellSouth Corp.	312,075
900		CenturyTel, Inc.	35,703
42,050	@	Cisco Systems, Inc.	967,150
1,300		Citizens Communications Co.	18,252
800	@	Comverse Technology, Inc.	17,152
6,150	@	Corning, Inc.	150,121
587		Embarq Corp.	28,393
2,300	@	Juniper Networks, Inc.	39,744
13,500		Motorola, Inc.	337,500
6,750		Qualcomm, Inc.	245,362
6,300	@	Qwest Communications International, Inc.	54,936
12,852		Sprint Nextel Corp.	220,412
2,450	@	Tellabs, Inc.	26,852
11,800		Verizon Communications, Inc.	438,134
1,913		Windstream Corp.	25,232
			3,497,468
		Textiles: 0.0%
700		Cintas Corp.	28,581
			28,581
		Toys/Games/Hobbies: 0.0%
1,000		Hasbro, Inc.	22,750
1,700		Mattel, Inc.	33,490
			56,240

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 1	as of September 30, 2006 (Unaudited) (continued)

Shares		Value

	Transportation: 0.5%
1,500	Burlington Northern Santa Fe Corp.	$110,160
1,760	CSX Corp.	57,781
1,200	FedEx Corp.	130,416
2,300	Norfolk Southern Corp.	101,315
200	Ryder System, Inc.	10,336
1,050	Union Pacific Corp.	92,400
1,800	United Parcel Service, Inc.	129,492
		631,900

	Total Common Stock
	(Cost $46,387,121)	51,067,991

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 52.2%

	Federal Home Loan Bank: 30.3%
$40,000,000	5.080%, due 09/12/08		$36,317,560
			36,317,560

	Federal Home Loan Mortgage Corporation STRIP: 8.7%
11,500,000	4.980%, due 10/15/08		10,414,929
			10,414,929

	Tennessee Valley Association STRIP: 13.2%
17,600,000	5.060%, due 11/13/08		15,852,443
			15,852,443

	Total U.S. Government Agency Obligations
	(Cost $64,494,149)		62,584,932

U.S. TREASURY OBLIGATIONS: 4.7%

	U.S. Treasury STRIP: 4.7%
6,145,000	4.730%, due 08/15/08		5,634,867

	Total U.S. Treasury Obligations
	(Cost $5,615,761)		5,634,867

	Total Long-Term Investments
	(Cost $116,497,031)		119,287,790

SHORT-TERM INVESTMENTS: 0.6%

	Repurchase Agreements: 0.6%
736,000	Goldman Sachs Repurchase Agreement dated 09/29/06, 5.230%, due 10/02/06, $736,326 to be received upon repurchase (Collateralized by $750,000 Federal Home Loan Bank, 3.200%, Market Value plus accrued interest $755,420, due 11/29/06).		736,000

	Total Short-Term Investments
	(Cost $736,000)		736,000

	Total Investments in Securities
	(Cost $117,233,031)*	100.1%	$120,023,790
	Other Assets and Liabilities - Net	(0.1)	(74,124)
	Net Assets	100.0%	$119,949,666

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 1	as of September 30, 2006 (Unaudited) (continued)

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities

*	Cost for federal income tax purposes is $118,040,936.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$5,034,997
	Gross Unrealized Depreciation	(3,052,143)
	Net Unrealized Appreciation	$1,982,854

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 2	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 30.8%

		Advertising: 0.1%
600		Omnicom Group	$56,160
			56,160
		Aerospace/Defense: 0.8%
2,460		Boeing Co.	193,971
1,650		General Dynamics Corp.	118,255
300		Goodrich Corp.	12,156
300		L-3 Communications Holdings, Inc.	23,499
1,110		Lockheed Martin Corp.	95,527
808		Northrop Grumman Corp.	55,001
1,824		Raytheon Co.	87,570
480		Rockwell Collins, Inc.	26,323
2,380		United Technologies Corp.	150,773
			763,075
		Agriculture: 0.5%
5,010		Altria Group, Inc.	383,515
1,550		Archer-Daniels-Midland Co.	58,714
500		Monsanto Co.	23,505
340		Reynolds American, Inc.	21,070
300		UST, Inc.	16,449
			503,253
		Airlines: 0.0%
2,500		Southwest Airlines Co.	41,650
			41,650
		Apparel: 0.1%
1,460	@	Coach, Inc.	50,224
360		Jones Apparel Group, Inc.	11,678
360		Liz Claiborne, Inc.	14,224
540		Nike, Inc.	47,315
260		VF Corp.	18,967
			142,408
		Auto Manufacturers: 0.1%
4,370		Ford Motor Co.	35,353
1,300		General Motors Corp.	43,238
200	@	Navistar International Corp.	5,164
600		Paccar, Inc.	34,212
			117,967
		Auto Parts & Equipment: 0.0%
370	@	Goodyear Tire & Rubber Co.	5,365
550		Johnson Controls, Inc.	39,457
			44,822
		Banks: 2.1%
940		AmSouth Bancorp.	27,298
10,944		Bank of America Corp.	586,270
2,060		Bank of New York Co., Inc.	72,636

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 2	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Banks (continued)
1,411		BB&T Corp.	$61,774
540		Comerica, Inc.	30,737
400		Compass Bancshares, Inc.	22,792
1,200		Fifth Third Bancorp.	45,696
300		First Horizon National Corp.	11,403
560		Huntington Bancshares, Inc.	13,401
1,020		Keycorp	38,189
150		M&T Bank Corp.	17,994
730		Marshall & Ilsley Corp.	35,171
1,100		Mellon Financial Corp.	43,010
1,640		National City Corp.	60,024
1,000		North Fork Bancorp., Inc.	28,640
470		Northern Trust Corp.	27,462
630		PNC Financial Services Group, Inc.	45,637
1,500		Regions Financial Corp.	55,185
730		State Street Corp.	45,552
990		SunTrust Banks, Inc.	76,507
791		Synovus Financial Corp.	23,232
5,560		US Bancorp.	184,703
3,867		Wachovia Corp.	215,779
8,020		Wells Fargo & Co.	290,164
270		Zions Bancorp.	21,549
			2,080,805
		Beverages: 0.8%
2,550		Anheuser-Busch Cos., Inc.	121,150
270		Brown-Forman Corp.	20,696
6,620		Coca-Cola Co.	295,782
1,210		Coca-Cola Enterprises, Inc.	25,204
500	@	Constellation Brands, Inc.	14,390
380		Pepsi Bottling Group, Inc.	13,490
3,990		PepsiCo, Inc.	260,387
			751,099
		Biotechnology: 0.3%
2,840	@	Amgen, Inc.	203,145
800	@	Biogen Idec, Inc.	35,744
600	@	Genzyme Corp.	40,482
150	@	Millipore Corp.	9,195
			288,566
		Building Materials: 0.1%
460		American Standard Cos., Inc.	19,306
1,000		Masco Corp.	27,420
240		Vulcan Materials Co.	18,780
			65,506
		Chemicals: 0.4%
200		Air Products & Chemicals, Inc.	13,274
200		Ashland, Inc.	12,756
2,260		Dow Chemical Co.	88,095
2,100		EI DuPont de Nemours & Co.	89,964
320		International Flavors & Fragrances, Inc.	12,653
690		PPG Industries, Inc.	46,285
930		Praxair, Inc.	55,019
460		Rohm & Haas Co.	21,781
380		Sherwin-Williams Co.	21,196
200		Sigma-Aldrich Corp.	15,134
			376,157

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 2	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Commercial Services: 0.3%
400	@	Apollo Group, Inc.	$19,696
580		Equifax, Inc.	21,292
1,020		H&R Block, Inc.	22,175
1,410		McKesson Corp.	74,335
580		Moody’s Corp.	37,920
750		Paychex, Inc.	27,638
450		Robert Half International, Inc.	15,287
730		RR Donnelley & Sons Co.	24,061
			242,404
		Computers: 1.3%
50	@	Affiliated Computer Services, Inc.	2,593
810	@	Apple Computer, Inc.	62,394
600	@	Computer Sciences Corp.	29,472
5,320	@	Dell, Inc.	121,509
1,600		Electronic Data Systems Corp.	39,232
6,340	@	EMC Corp.	75,953
11,370		Hewlett-Packard Co.	417,165
4,890		International Business Machines Corp.	400,687
340	@	Lexmark International, Inc.	19,604
590	@	NCR Corp.	23,293
860	@	Network Appliance, Inc.	31,829
500	@	Sandisk Corp.	26,770
7,900	@	Sun Microsystems, Inc.	39,263
1,210	@	Unisys Corp.	6,849
			1,296,613
		Cosmetics/Personal Care: 0.6%
75		Alberto-Culver Co.	3,794
1,200		Avon Products, Inc.	36,792
1,170		Colgate-Palmolive Co.	72,657
300		Estee Lauder Cos., Inc.	12,099
7,887		Procter & Gamble Co.	488,836
			614,178
		Distribution/Wholesale: 0.0%
158		Genuine Parts Co.	6,815
250		WW Grainger, Inc.	16,755
			23,570
		Diversified Financial Services: 2.8%
2,890		American Express Co.	162,071
538		Ameriprise Financial, Inc.	25,232
350		Bear Stearns Cos., Inc.	49,035
730		Capital One Financial Corp.	57,422
3,150		Charles Schwab Corp.	56,385
90		Chicago Mercantile Exchange Holdings, Inc.	43,042
600		CIT Group, Inc.	29,178
11,940		Citigroup, Inc.	593,060
1,360		Countrywide Financial Corp.	47,654
1,200	@	E*Trade Financial Corp.	28,704
2,220		Fannie Mae	124,120
150		Federated Investors, Inc.	5,072
380		Franklin Resources, Inc.	40,185
1,600		Freddie Mac	106,128
1,390		Goldman Sachs Group, Inc.	235,146
700		Janus Capital Group, Inc.	13,804
11,300		JPMorgan Chase & Co.	530,648
1,700		Lehman Brothers Holdings, Inc.	125,562
2,110		Merrill Lynch & Co., Inc.	165,044

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 2	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Diversified Financial Services (continued)
3,430		Morgan Stanley	$250,081
1,100		SLM Corp.	57,178
500		T. Rowe Price Group, Inc.	23,925
			2,768,676
		Electric: 0.9%
1,880	@	AES Corp.	38,333
550	@	Allegheny Energy, Inc.	22,094
990		American Electric Power Co., Inc.	36,006
1,200		Centerpoint Energy, Inc.	17,184
850	@	CMS Energy Corp.	12,274
150		Consolidated Edison, Inc.	6,930
490		Constellation Energy Group, Inc.	29,008
400		Dominion Resources, Inc.	30,596
3,142		Duke Energy Corp.	94,888
1,030		Edison International	42,889
600		Entergy Corp.	46,938
1,700		Exelon Corp.	102,918
1,170		FirstEnergy Corp.	65,356
1,200		FPL Group, Inc.	54,000
990		PG&E Corp	41,233
400		Pinnacle West Capital Corp.	18,020
1,220		PPL Corp.	40,138
300		Progress Energy, Inc.	13,614
650		Public Service Enterprise Group, Inc.	39,773
600		Southern Co.	20,676
1,300		TXU Corp.	81,276
1,580		Xcel Energy, Inc.	32,627
			886,771
		Electrical Components & Equipment: 0.1%
960		Emerson Electric Co.	80,506
400		Molex, Inc.	15,588
			96,094
		Electronics: 0.1%
1,330	@	Agilent Technologies, Inc.	43,478
720		Applera Corp. - Applied Biosystems Group	23,839
300	@	Fisher Scientific International, Inc.	23,472
310		Jabil Circuit, Inc.	8,857
430		PerkinElmer, Inc.	8,140
450	@	Thermo Electron Corp.	17,699
400	@	Waters Corp.	18,112
			143,597
		Entertainment: 0.0%
750		International Game Technology	31,125
			31,125
		Environmental Control: 0.0%
1,230		Waste Management, Inc.	45,116
			45,116
		Food: 0.4%
800		Campbell Soup Co.	29,200
1,670		ConAgra Foods, Inc.	40,882
300	@	Dean Foods Co.	12,606
1,500		General Mills, Inc.	84,900
1,050		HJ Heinz Co.	44,026
740		Kellogg Co.	36,645
1,650		Kroger Co.	38,181

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 2	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Food (continued)
550		McCormick & Co., Inc.	$20,889
1,300		Safeway, Inc.	39,455
1,515		Sara Lee Corp.	24,346
208		Supervalu, Inc.	6,167
400		Whole Foods Market, Inc.	23,772
			401,069
		Forest Products & Paper: 0.1%
1,100		International Paper Co.	38,093
170		Louisiana-Pacific Corp.	3,191
200		MeadWestvaco Corp.	5,302
450		Plum Creek Timber Co., Inc.	15,318
500		Temple-Inland, Inc.	20,050
300		Weyerhaeuser Co.	18,459
			100,413
		Gas: 0.0%
200		Nicor, Inc.	8,552
610		Sempra Energy	30,652
			39,204
		Hand/Machine Tools: 0.0%
290		Black & Decker Corp.	23,012
250		Stanley Works	12,463
			35,475
		Healthcare — Products: 0.7%
1,510		Baxter International, Inc.	68,645
500		Becton Dickinson & Co.	35,335
1,100	@	Boston Scientific Corp.	16,269
330		CR Bard, Inc.	24,750
6,970		Johnson & Johnson	452,632
320	@	St. Jude Medical, Inc.	11,293
200		Stryker Corp.	9,918
600	@	Zimmer Holdings, Inc.	40,500
			659,342
		Healthcare — Services: 0.7%
2,320		Aetna, Inc.	91,756
680	@	Coventry Health Care, Inc.	35,034
590	@	Humana, Inc.	38,993
400	@	Laboratory Corp. of America Holdings	26,228
200		Manor Care, Inc.	10,456
480		Quest Diagnostics	29,357
5,540		UnitedHealth Group, Inc.	272,568
2,550	@	WellPoint, Inc.	196,477
			700,869
		Home Furnishings: 0.0%
200		Harman International Industries, Inc.	16,688
150		Whirlpool Corp.	12,617
			29,305
		Household Products/Wares: 0.1%
100		Avery Dennison Corp.	6,017
180		Clorox Co.	11,340
110		Fortune Brands, Inc.	8,262
1,040		Kimberly-Clark Corp.	67,974
			93,593

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 2	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Housewares: 0.0%
850		Newell Rubbermaid, Inc.	$24,072
			24,072
		Insurance: 1.7%
950	@@	ACE Ltd.	51,993
1,120		Aflac, Inc.	51,251
1,930		Allstate Corp.	121,069
370		AMBAC Financial Group, Inc.	30,617
6,270		American International Group, Inc.	415,450
850		AON Corp.	28,790
1,680		Chubb Corp.	87,293
270		Cigna Corp.	31,406
340		Cincinnati Financial Corp.	16,340
1,100		Genworth Financial, Inc.	38,511
1,000		Hartford Financial Services Group, Inc.	86,750
714		Lincoln National Corp.	44,325
1,320		Loews Corp.	50,028
290		MBIA, Inc.	17,818
2,480		Metlife, Inc.	140,566
330		MGIC Investment Corp.	19,790
900		Principal Financial Group	48,852
1,720		Progressive Corp.	42,209
1,640		Prudential Financial, Inc.	125,050
450		Safeco Corp.	26,519
1,660		St. Paul Travelers Cos., Inc.	77,837
290		Torchmark Corp.	18,302
1,100		UnumProvident Corp.	21,329
400	@@	XL Capital Ltd.	27,480
			1,619,575
		Internet: 0.4%
700	@	Amazon.com, Inc.	22,484
2,660	@	eBay, Inc.	75,438
500	@	Google, Inc.	200,950
300	@	Monster Worldwide, Inc.	10,857
2,301	@	Symantec Corp.	48,965
200	@	VeriSign, Inc.	4,040
			362,734
		Iron/Steel: 0.1%
1,420		Nucor Corp.	70,276
560		United States Steel Corp.	32,301
			102,577
		Leisure Time: 0.1%
370		Brunswick Corp.	11,540
380		Carnival Corp.	17,871
640		Harley-Davidson, Inc.	40,160
40		Sabre Holdings Corp.	936
			70,507
		Lodging: 0.1%
300		Hilton Hotels Corp.	8,355
980		Marriott International, Inc.	37,867
630		Starwood Hotels & Resorts Worldwide, Inc.	36,030
194	@	Wyndham Worldwide Corp.	5,426
			87,678

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 2	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Machinery — Construction & Mining: 0.1%
1,600		Caterpillar, Inc.	$105,280
			105,280
		Machinery — Diversified: 0.1%
150		Cummins, Inc.	17,885
200		Deere & Co.	16,782
420		Rockwell Automation, Inc.	24,402
			59,069
		Media: 0.8%
2,585		CBS Corp. - Class B	72,819
500		Clear Channel Communications, Inc.	14,425
4,900	@	Comcast Corp.	180,565
300		EW Scripps Co.	14,379
600		Gannett Co., Inc.	34,098
1,420		McGraw-Hill Cos., Inc.	82,403
170		Meredith Corp.	8,386
9,650		News Corp., Inc.	189,622
3,890		Time Warner, Inc.	70,915
200	@	Univision Communications, Inc.	6,868
5,030		Walt Disney Co.	155,477
			829,957
		Mining: 0.2%
2,000		Alcoa, Inc.	56,080
180		Freeport-McMoRan Copper & Gold, Inc.	9,587
1,000		Newmont Mining Corp.	42,750
540		Phelps Dodge Corp.	45,738
			154,155
		Miscellaneous Manufacturing: 1.6%
1,720		3M Co.	128,002
290	@	Cooper Industries Ltd.	24,714
690		Danaher Corp.	47,382
650		Dover Corp.	30,836
900		Eastman Kodak Co.	20,160
430		Eaton Corp.	29,605
24,920		General Electric Co.	879,676
2,660		Honeywell International, Inc.	108,794
940		Illinois Tool Works, Inc.	42,206
760	@@	Ingersoll-Rand Co.	28,865
460		ITT Corp.	23,584
600		Leggett & Platt, Inc.	15,018
310		Parker Hannifin Corp.	24,096
310		Textron, Inc.	27,125
4,900	@@	Tyco International Ltd.	137,151
			1,567,214
		Office/Business Equipment: 0.1%
490		Pitney Bowes, Inc.	21,741
2,880	@	Xerox Corp.	44,813
			66,554
		Oil & Gas: 2.9%
940		Anadarko Petroleum Corp.	41,200
720		Apache Corp.	45,504
400		Chesapeake Energy Corp.	11,592
6,413		Chevron Corp.	415,947
4,766		ConocoPhillips	283,720
1,050		Devon Energy Corp.	66,307

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 2	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Oil & Gas (continued)
480		EOG Resources, Inc.	$31,224
22,120		ExxonMobil Corp.	1,484,252
560		Hess Corp.	23,195
1,360		Marathon Oil Corp.	104,584
400		Murphy Oil Corp.	19,020
700	@, @@	Nabors Industries Ltd.	20,825
2,480		Occidental Petroleum Corp.	119,313
300		Rowan Cos., Inc.	9,489
480		Sunoco, Inc.	29,851
200	@	Transocean, Inc.	14,646
2,200		Valero Energy Corp.	113,234
900		XTO Energy, Inc.	37,917
			2,871,820
		Oil & Gas Services: 0.3%
200		Baker Hughes, Inc.	13,640
300		BJ Services Co.	9,039
3,000		Halliburton Co.	85,350
2,400		Schlumberger Ltd.	148,872
			256,901
		Packaging & Containers: 0.1%
420		Ball Corp.	16,989
300		Bemis Co.	9,858
500	@	Pactiv Corp.	14,210
310		Sealed Air Corp.	16,777
			57,834
		Pharmaceuticals: 1.8%
3,700		Abbott Laboratories	179,672
160		Allergan, Inc.	18,018
1,000		AmerisourceBergen Corp.	45,200
300	@	Barr Pharmaceuticals, Inc.	15,582
980		Cardinal Health, Inc.	64,425
1,210		Caremark Rx, Inc.	68,571
580	@	Express Scripts, Inc.	43,784
1,010	@	Forest Laboratories, Inc.	51,116
1,200	@	Gilead Sciences, Inc.	82,440
570	@	Hospira, Inc.	21,814
1,100	@	King Pharmaceuticals, Inc.	18,733
670	@	Medco Health Solutions, Inc.	40,274
8,880		Merck & Co., Inc.	372,072
700		Mylan Laboratories	14,091
17,540		Pfizer, Inc.	497,434
3,900		Schering-Plough Corp.	86,151
400	@	Watson Pharmaceuticals, Inc.	10,468
3,180		Wyeth	161,671
			1,791,516
		Pipelines: 0.1%
1,500		El Paso Corp.	20,460
1,300		Williams Cos., Inc.	31,031
			51,491
		Real Estate: 0.0%
342	@	Realogy Corp.	7,757
			7,757

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 2	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Real Estate Investment Trusts: 0.1%
100		Apartment Investment & Management Co.	$5,441
100		Boston Properties, Inc.	10,334
900		Equity Office Properties Trust	35,784
100		Public Storage, Inc.	8,599
530		Simon Property Group, Inc.	48,029
			108,187
		Retail: 2.1%
600	@	Autonation, Inc.	12,540
250	@	Autozone, Inc.	25,825
940	@	Bed Bath & Beyond, Inc.	35,964
985		Best Buy Co., Inc.	52,757
500	@	Big Lots, Inc.	9,905
470		Circuit City Stores, Inc.	11,802
1,430		Costco Wholesale Corp.	71,042
1,800		CVS Corp.	57,816
310		Darden Restaurants, Inc.	13,166
300		Family Dollar Stores, Inc.	8,772
2,304		Federated Department Stores, Inc.	99,556
1,530		Gap, Inc.	28,993
4,910		Home Depot, Inc.	178,086
700		JC Penney Co., Inc.	47,873
1,400	@	Kohl’s Corp.	90,888
1,020		Limited Brands, Inc.	27,020
3,560		Lowe’s Cos., Inc.	99,894
4,850		McDonald’s Corp.	189,732
660		Nordstrom, Inc.	27,918
1,030	@	Office Depot, Inc.	40,891
330	@	Sears Holding Corp.	52,170
1,750		Staples, Inc.	42,577
3,210	@	Starbucks Corp.	109,300
2,000		Target Corp.	110,500
1,390		TJX Cos., Inc.	38,962
6,040		Wal-Mart Stores, Inc.	297,893
4,110		Walgreen Co.	182,443
420		Wendy’s International, Inc.	28,140
580		Yum! Brands, Inc.	30,189
			2,022,614
		Savings & Loans: 0.2%
640		Golden West Financial Corp.	49,440
210		Sovereign Bancorp., Inc.	4,517
2,286		Washington Mutual, Inc.	99,372
			153,329
		Semiconductors: 0.8%
1,700	@	Advanced Micro Devices, Inc.	42,245
1,060	@	Altera Corp.	19,483
1,050		Analog Devices, Inc.	30,859
4,260		Applied Materials, Inc.	75,530
1,010	@	Freescale Semiconductor, Inc.	38,390
14,010		Intel Corp.	288,186
680		Linear Technology Corp.	21,162
1,300	@	LSI Logic Corp.	10,686
970		Maxim Integrated Products	27,228
2,600	@	Micron Technology, Inc.	45,240
1,440		National Semiconductor Corp.	33,883
50	@	Novellus Systems, Inc.	1,383
1,100	@	Nvidia Corp.	32,549
400	@	QLogic Corp.	7,560
3,620		Texas Instruments, Inc.	120,365
300		Xilinx, Inc.	6,585
			801,334

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 2	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Software: 1.2%
1,560	@	Adobe Systems, Inc.	$58,422
640	@	Autodesk, Inc.	22,259
1,530		Automatic Data Processing, Inc.	72,430
850	@	BMC Software, Inc.	23,137
1,340		CA, Inc.	31,745
550	@	Citrix Systems, Inc.	19,916
1,490	@	Compuware Corp.	11,607
890	@	Electronic Arts, Inc.	49,555
1,738		First Data Corp.	72,996
550	@	Fiserv, Inc.	25,900
120		IMS Health, Inc.	3,197
1,040	@	Intuit, Inc.	33,374
21,060		Microsoft Corp.	575,570
1,100	@	Novell, Inc.	6,732
9,380	@	Oracle Corp.	166,401
336	@	Parametric Technology Corp.	5,867
			1,179,108
		Telecommunications: 2.1%
300		Alltel Corp.	16,650
9,286		AT&T, Inc.	302,352
1,680	@	Avaya, Inc.	19,219
4,300		BellSouth Corp.	183,825
360		CenturyTel, Inc.	14,281
24,860	@	Cisco Systems, Inc.	571,780
1,000		Citizens Communications Co.	14,040
120	@	Comverse Technology, Inc.	2,573
3,540	@	Corning, Inc.	86,411
352		Embarq Corp.	17,026
1,400	@	Juniper Networks, Inc.	24,192
8,000		Motorola, Inc.	200,000
3,780		Qualcomm, Inc.	137,403
3,800	@	Qwest Communications International, Inc.	33,136
7,654		Sprint Nextel Corp.	131,266
1,150	@	Tellabs, Inc.	12,604
6,950		Verizon Communications, Inc.	258,053
1,110		Windstream Corp.	14,641
			2,039,452
		Textiles: 0.0%
390		Cintas Corp.	15,924
			15,924
		Toys/Games/Hobbies: 0.0%
530		Hasbro, Inc.	12,058
1,200		Mattel, Inc.	23,640
			35,698
		Transportation: 0.4%
1,000		Burlington Northern Santa Fe Corp.	73,440
920		CSX Corp.	30,204
750		FedEx Corp.	81,510
1,350		Norfolk Southern Corp.	59,467
600		Union Pacific Corp.	52,800
1,080		United Parcel Service, Inc.	77,695
			375,116
		Total Common Stock
		(Cost $27,921,330)	30,256,335

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 2	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 65.5%

	Federal Home Loan Mortgage Corporation: 31.7%
$35,000,000	5.060%, due 03/15/09		$31,083,115
			31,083,115

	Federal National Mortgage Association: 33.8%
37,000,000	5.000%, due 12/15/08		33,223,595
			33,223,595

	Total U.S. Government Agency Obligations
	(Cost $66,387,424)		64,306,710

U.S. TREASURY OBLIGATIONS: 2.9%

	U.S. Treasury STRIP: 2.9%
3,153,000	4.680%, due 11/15/08		2,860,897

	Total U.S. Treasury Obligations
	(Cost $2,834,208)		2,860,897

	Total Long-Term Investments
	(Cost $97,142,962)		97,423,942

SHORT-TERM INVESTMENTS: 0.9%

	Repurchase Agreements: 0.9%
857,000	Goldman Sachs Repurchase Agreement dated 09/29/06, 5.320%, due 10/02/06, $857,380 to be received upon repurchase (Collateralized by $873,000 various U.S. Government Agencies, 3.200%-4.800%, Market Value plus accrued interest $878,936, due 11/29/06-02/20/07).		857,000

	Total Short-Term Investments
	(Cost $857,000)		857,000

	Total Investments in Securities
	(Cost $97,999,962)*	100.1%	$98,280,942
	Other Assets and Liabilities - Net	(0.1)	(87,331)
	Net Assets	100.0%	$98,193,611

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities

*	Cost for federal income tax purposes is $98,409,528.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation		$2,659,257
	Gross Unrealized Depreciation		(2,787,843)
	Net Unrealized Depreciation		$(128,586)

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 3	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 30.7%

		Advertising: 0.1%
1,010		Omnicom Group	$94,536
			94,536
		Aerospace/Defense: 0.8%
3,780		Boeing Co.	298,053
2,300		General Dynamics Corp.	164,841
500		Goodrich Corp.	20,260
450		L-3 Communications Holdings, Inc.	35,249
1,650		Lockheed Martin Corp.	141,999
1,120		Northrop Grumman Corp.	76,238
2,613		Raytheon Co.	125,450
640		Rockwell Collins, Inc.	35,098
3,360		United Technologies Corp.	212,856
			1,110,044
		Agriculture: 0.5%
7,130		Altria Group, Inc.	545,801
2,130		Archer-Daniels-Midland Co.	80,684
720		Monsanto Co.	33,847
640		Reynolds American, Inc.	39,661
600		UST, Inc.	32,898
			732,891
		Airlines: 0.0%
4,100		Southwest Airlines Co.	68,306
			68,306
		Apparel: 0.2%
2,120	@	Coach, Inc.	72,928
420		Jones Apparel Group, Inc.	13,625
410		Liz Claiborne, Inc.	16,199
910		Nike, Inc.	79,734
410		VF Corp.	29,910
			212,396
		Auto Manufacturers: 0.1%
8,300		Ford Motor Co.	67,147
1,900		General Motors Corp.	63,194
400	@	Navistar International Corp.	10,328
1,050		Paccar, Inc.	59,871
			200,540
		Auto Parts & Equipment: 0.1%
1,050	@	Goodyear Tire & Rubber Co.	15,225
780		Johnson Controls, Inc.	55,957
			71,182
		Banks: 2.1%
1,430		AmSouth Bancorp.	41,527
15,524		Bank of America Corp.	831,621
2,560		Bank of New York Co., Inc.	90,266

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 3	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Banks (continued)
1,843		BB&T Corp.	$80,687
610		Comerica, Inc.	34,721
550		Compass Bancshares, Inc.	31,339
1,800		Fifth Third Bancorp.	68,544
380		First Horizon National Corp.	14,444
860		Huntington Bancshares, Inc.	20,580
1,650		Keycorp	61,776
300		M&T Bank Corp.	35,988
780		Marshall & Ilsley Corp.	37,580
1,370		Mellon Financial Corp.	53,567
2,430		National City Corp.	88,938
1,900		North Fork Bancorp., Inc.	54,416
600		Northern Trust Corp.	35,058
950		PNC Financial Services Group, Inc.	68,818
2,100		Regions Financial Corp.	77,259
1,050		State Street Corp.	65,520
1,230		SunTrust Banks, Inc.	95,054
1,052		Synovus Financial Corp.	30,897
7,960		US Bancorp.	264,431
5,378		Wachovia Corp.	300,092
11,080		Wells Fargo & Co.	400,874
400		Zions Bancorp.	31,924
			2,915,921
		Beverages: 0.7%
3,530		Anheuser-Busch Cos., Inc.	167,710
410		Brown-Forman Corp.	31,427
9,170		Coca-Cola Co.	409,716
1,310		Coca-Cola Enterprises, Inc.	27,287
700	@	Constellation Brands, Inc.	20,146
580		Pepsi Bottling Group, Inc.	20,590
5,570		PepsiCo, Inc.	363,498
			1,040,374
		Biotechnology: 0.3%
4,000	@	Amgen, Inc.	286,120
1,300	@	Biogen Idec, Inc.	58,084
850	@	Genzyme Corp.	57,350
250	@	Millipore Corp.	15,325
			416,879
		Building Materials: 0.1%
730		American Standard Cos., Inc.	30,638
1,320		Masco Corp.	36,194
300		Vulcan Materials Co.	23,475
			90,307
		Chemicals: 0.4%
350		Air Products & Chemicals, Inc.	23,230
200		Ashland, Inc.	12,756
3,180		Dow Chemical Co.	123,956
300		Ecolab, Inc.	12,846
3,000		EI DuPont de Nemours & Co.	128,520
530		International Flavors & Fragrances, Inc.	20,956
970		PPG Industries, Inc.	65,068
1,080		Praxair, Inc.	63,893
460		Rohm & Haas Co.	21,781
700		Sherwin-Williams Co.	39,046
200		Sigma-Aldrich Corp.	15,134
			527,186

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 3	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Commercial Services: 0.2%
500	@	Apollo Group, Inc.	$24,620
740		Equifax, Inc.	27,165
1,080		H&R Block, Inc.	23,479
1,700		McKesson Corp.	89,624
800		Moody’s Corp.	52,304
1,410		Paychex, Inc.	51,959
690		Robert Half International, Inc.	23,439
700		RR Donnelley & Sons Co.	23,072
			315,662
		Computers: 1.3%
100	@	Affiliated Computer Services, Inc.	5,186
1,110	@	Apple Computer, Inc.	85,503
750	@	Computer Sciences Corp.	36,840
7,750	@	Dell, Inc.	177,010
2,000		Electronic Data Systems Corp.	49,040
7,790	@	EMC Corp.	93,324
16,080		Hewlett-Packard Co.	589,975
6,970		International Business Machines Corp.	571,122
620	@	Lexmark International, Inc.	35,749
700	@	NCR Corp.	27,636
1,410	@	Network Appliance, Inc.	52,184
700	@	Sandisk Corp.	37,478
13,600	@	Sun Microsystems, Inc.	67,592
1,220	@	Unisys Corp.	6,905
			1,835,544
		Cosmetics/Personal Care: 0.6%
30		Alberto-Culver Co.	1,518
1,800		Avon Products, Inc.	55,188
1,730		Colgate-Palmolive Co.	107,433
400		Estee Lauder Cos., Inc.	16,132
11,172		Procter & Gamble Co.	692,441
			872,712
		Distribution/Wholesale: 0.0%
188		Genuine Parts Co.	8,108
400		WW Grainger, Inc.	26,808
			34,916
		Diversified Financial Services: 2.8%
4,090		American Express Co.	229,367
778		Ameriprise Financial, Inc.	36,488
650		Bear Stearns Cos., Inc.	91,065
1,030		Capital One Financial Corp.	81,020
3,450		Charles Schwab Corp.	61,755
130		Chicago Mercantile Exchange Holdings, Inc.	62,173
850		CIT Group, Inc.	41,336
16,940		Citigroup, Inc.	841,410
2,030		Countrywide Financial Corp.	71,131
1,400	@	E*Trade Financial Corp.	33,488
3,190		Fannie Mae	178,353
260		Federated Investors, Inc.	8,791
570		Franklin Resources, Inc.	60,278
2,300		Freddie Mac	152,559
1,960		Goldman Sachs Group, Inc.	331,573
900		Janus Capital Group, Inc.	17,748
15,900		JPMorgan Chase & Co.	746,664

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 3	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Diversified Financial Services (continued)
2,460		Lehman Brothers Holdings, Inc.	$181,696
3,180		Merrill Lynch & Co., Inc.	248,740
4,940		Morgan Stanley	360,175
1,350		SLM Corp.	70,173
1,000		T. Rowe Price Group, Inc.	47,850
			3,953,833
		Electric: 0.9%
2,630	@	AES Corp.	53,626
700	@	Allegheny Energy, Inc.	28,119
1,530		American Electric Power Co., Inc.	55,646
1,150		Centerpoint Energy, Inc.	16,468
850	@	CMS Energy Corp.	12,274
250		Consolidated Edison, Inc.	11,550
630		Constellation Energy Group, Inc.	37,296
500		Dominion Resources, Inc.	38,245
4,810		Duke Energy Corp.	145,262
1,290		Edison International	53,716
800		Entergy Corp.	62,584
2,600		Exelon Corp.	157,404
1,620		FirstEnergy Corp.	90,493
1,640		FPL Group, Inc.	73,800
1,320		PG&E Corp	54,978
500		Pinnacle West Capital Corp.	22,525
1,360		PPL Corp.	44,744
400		Progress Energy, Inc.	18,152
900		Public Service Enterprise Group, Inc.	55,071
1,100		Southern Co.	37,906
1,760		TXU Corp.	110,035
1,970		Xcel Energy, Inc.	40,681
			1,220,575
		Electrical Components & Equipment: 0.1%
1,310		Emerson Electric Co.	109,857
500		Molex, Inc.	19,485
			129,342
		Electronics: 0.2%
1,870	@	Agilent Technologies, Inc.	61,130
1,020		Applera Corp. - Applied Biosystems Group	33,772
500	@	Fisher Scientific International, Inc.	39,120
580		Jabil Circuit, Inc.	16,571
760		PerkinElmer, Inc.	14,387
660	@	Thermo Electron Corp.	25,958
500	@	Waters Corp.	22,640
			213,578
		Entertainment: 0.0%
1,450		International Game Technology	60,175
			60,175
		Environmental Control: 0.0%
1,800		Waste Management, Inc.	66,024
			66,024
		Food: 0.4%
1,100		Campbell Soup Co.	40,150
2,070		ConAgra Foods, Inc.	50,674
500	@	Dean Foods Co.	21,010
2,100		General Mills, Inc.	118,860

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 3	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Food (continued)
1,570		HJ Heinz Co.	$65,830
820		Kellogg Co.	40,606
2,600		Kroger Co.	60,164
700		McCormick & Co., Inc.	26,586
1,750		Safeway, Inc.	53,113
2,468		Sara Lee Corp.	39,661
674		Supervalu, Inc.	19,984
500		Whole Foods Market, Inc.	29,715
			566,353
		Forest Products & Paper: 0.1%
1,900		International Paper Co.	65,797
720		Louisiana-Pacific Corp.	13,514
550		MeadWestvaco Corp.	14,581
600		Plum Creek Timber Co., Inc.	20,424
700		Temple-Inland, Inc.	28,070
300		Weyerhaeuser Co.	18,459
			160,845
		Gas: 0.0%
300		KeySpan Corp.	12,342
200		Nicor, Inc.	8,552
980		Sempra Energy	49,245
			70,139
		Hand/Machine Tools: 0.1%
400		Black & Decker Corp.	31,740
390		Snap-On, Inc.	17,375
470		Stanley Works	23,430
			72,545
		Healthcare — Products: 0.7%
2,390		Baxter International, Inc.	108,649
770		Becton Dickinson & Co.	54,416
1,700	@	Boston Scientific Corp.	25,143
330		CR Bard, Inc.	24,750
10,110		Johnson & Johnson	656,543
450	@	St. Jude Medical, Inc.	15,881
200		Stryker Corp.	9,918
800	@	Zimmer Holdings, Inc.	54,000
			949,300
		Healthcare — Services: 0.7%
3,280		Aetna, Inc.	129,724
890	@	Coventry Health Care, Inc.	45,853
1,100	@	Humana, Inc.	72,699
500	@	Laboratory Corp. of America Holdings	32,785
620		Quest Diagnostics	37,919
7,550		UnitedHealth Group, Inc.	371,460
3,700	@	WellPoint, Inc.	285,085
			975,525
		Home Furnishings: 0.0%
300		Harman International Industries, Inc.	25,032
200		Whirlpool Corp.	16,822
			41,854
		Household Products/Wares: 0.1%
100		Avery Dennison Corp.	6,017
450		Clorox Co.	28,350

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 3	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Household Products/Wares (continued)
200		Fortune Brands, Inc.	$15,022
1,550		Kimberly-Clark Corp.	101,308
			150,697
		Housewares: 0.0%
1,100		Newell Rubbermaid, Inc.	31,152
			31,152
		Insurance: 1.6%
1,110	@@	ACE Ltd.	60,750
1,820		Aflac, Inc.	83,283
2,900		Allstate Corp.	181,917
440		AMBAC Financial Group, Inc.	36,410
8,790		American International Group, Inc.	582,425
1,200		AON Corp.	40,644
2,240		Chubb Corp.	116,390
360		Cigna Corp.	41,875
576		Cincinnati Financial Corp.	27,683
1,500		Genworth Financial, Inc.	52,515
1,400		Hartford Financial Services Group, Inc.	121,450
1,020		Lincoln National Corp.	63,322
1,870		Loews Corp.	70,873
680		MBIA, Inc.	41,779
3,490		Metlife, Inc.	197,813
380		MGIC Investment Corp.	22,789
1,290		Principal Financial Group	70,021
2,540		Progressive Corp.	62,332
2,240		Prudential Financial, Inc.	170,800
560		Safeco Corp.	33,001
2,280		St. Paul Travelers Cos., Inc.	106,909
480		Torchmark Corp.	30,293
1,100		UnumProvident Corp.	21,329
600	@@	XL Capital Ltd.	41,220
			2,277,823
		Internet: 0.4%
1,200	@	Amazon.com, Inc.	38,544
3,750	@	eBay, Inc.	106,350
700	@	Google, Inc.	281,330
450	@	Monster Worldwide, Inc.	16,286
3,417	@	Symantec Corp.	72,714
800	@	VeriSign, Inc.	16,160
			531,384
		Iron/Steel: 0.1%
1,740		Nucor Corp.	86,113
770		United States Steel Corp.	44,414
			130,527
		Leisure Time: 0.1%
540		Brunswick Corp.	16,843
600		Carnival Corp.	28,218
850		Harley-Davidson, Inc.	53,338
100		Sabre Holdings Corp.	2,339
			100,738
		Lodging: 0.1%
490		Hilton Hotels Corp.	13,647
1,300		Marriott International, Inc.	50,232
670		Starwood Hotels & Resorts Worldwide, Inc.	38,317
662	@	Wyndham Worldwide Corp.	18,516
			120,712

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 3	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Machinery — Construction & Mining: 0.1%
2,200		Caterpillar, Inc.	$144,760
			144,760
		Machinery — Diversified: 0.1%
250		Cummins, Inc.	29,808
300		Deere & Co.	25,173
630		Rockwell Automation, Inc.	36,603
			91,584
		Media: 0.8%
3,530		CBS Corp. - Class B	99,440
700		Clear Channel Communications, Inc.	20,195
7,000	@	Comcast Corp.	257,950
800		Gannett Co., Inc.	45,464
2,100		McGraw-Hill Cos., Inc.	121,863
170		Meredith Corp.	8,386
13,650		News Corp., Inc.	268,222
5,540		Time Warner, Inc.	100,994
300	@	Univision Communications, Inc.	10,302
7,240		Walt Disney Co.	223,788
			1,156,604
		Mining: 0.2%
2,900		Alcoa, Inc.	81,316
250		Freeport-McMoRan Copper & Gold, Inc.	13,315
1,500		Newmont Mining Corp.	64,125
740		Phelps Dodge Corp.	62,678
			221,434
		Miscellaneous Manufacturing: 1.6%
2,470		3M Co.	183,817
540	@	Cooper Industries Ltd.	46,019
820		Danaher Corp.	56,309
660		Dover Corp.	31,310
1,100		Eastman Kodak Co.	24,640
730		Eaton Corp.	50,261
35,370		General Electric Co.	1,248,561
3,730		Honeywell International, Inc.	152,557
1,320		Illinois Tool Works, Inc.	59,268
1,060	@@	Ingersoll-Rand Co.	40,259
560		ITT Corp.	28,711
700		Leggett & Platt, Inc.	17,521
360		Parker Hannifin Corp.	27,983
6,900	@@	Tyco International Ltd.	193,131
440		Textron, Inc.	38,500
			2,198,847
		Office/Business Equipment: 0.1%
710		Pitney Bowes, Inc.	31,503
3,820	@	Xerox Corp.	59,439
			90,942
		Oil & Gas: 2.9%
1,360		Anadarko Petroleum Corp.	59,609
940		Apache Corp.	59,408
500		Chesapeake Energy Corp.	14,490

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 3	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Oil & Gas (continued)
9,017		Chevron Corp.	$584,843
6,777		ConocoPhillips	403,435
1,260		Devon Energy Corp.	79,569
720		EOG Resources, Inc.	46,836
31,300		ExxonMobil Corp.	2,100,230
860		Hess Corp.	35,621
1,910		Marathon Oil Corp.	146,879
600		Murphy Oil Corp.	28,530
1,200	@, @@	Nabors Industries Ltd.	35,700
3,520		Occidental Petroleum Corp.	169,347
400		Rowan Cos., Inc.	12,652
600		Sunoco, Inc.	37,314
400	@	Transocean, Inc.	29,292
3,100		Valero Energy Corp.	159,557
1,300		XTO Energy, Inc.	54,769
			4,058,081
		Oil & Gas Services: 0.3%
400		Baker Hughes, Inc.	27,280
400		BJ Services Co.	12,052
4,200		Halliburton Co.	119,490
200	@	National Oilwell Varco, Inc.	11,710
3,500		Schlumberger Ltd.	217,105
			387,637
		Packaging & Containers: 0.1%
540		Ball Corp.	21,843
400		Bemis Co.	13,144
800	@	Pactiv Corp.	22,736
380		Sealed Air Corp.	20,566
			78,289
		Pharmaceuticals: 1.8%
5,100		Abbott Laboratories	247,656
170		Allergan, Inc.	19,144
1,400		AmerisourceBergen Corp.	63,280
400	@	Barr Pharmaceuticals, Inc.	20,776
1,340		Cardinal Health, Inc.	88,092
1,440		Caremark Rx, Inc.	81,605
840	@	Express Scripts, Inc.	63,412
1,200	@	Forest Laboratories, Inc.	60,732
1,500	@	Gilead Sciences, Inc.	103,050
950	@	Hospira, Inc.	36,357
1,310	@	King Pharmaceuticals, Inc.	22,309
1,150	@	Medco Health Solutions, Inc.	69,126
12,640		Merck & Co., Inc.	529,616
900		Mylan Laboratories	18,117
24,880		Pfizer, Inc.	705,597
4,850		Schering-Plough Corp.	107,136
500	@	Watson Pharmaceuticals, Inc.	13,085
4,380		Wyeth	222,679
			2,471,769
		Pipelines: 0.0%
2,100		El Paso Corp.	28,644
1,770		Williams Cos., Inc.	42,250
			70,894
		Real Estate: 0.0%
427	@	Realogy Corp.	9,684
			9,684

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 3	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Real Estate Investment Trusts: 0.1%
100		Apartment Investment & Management Co.	$5,441
1,200		Equity Office Properties Trust	47,712
100		Public Storage, Inc.	8,599
570		Simon Property Group, Inc.	51,653
			113,405
		Retail: 2.1%
900	@	Autonation, Inc.	18,810
200	@	Autozone, Inc.	20,660
1,090	@	Bed Bath & Beyond, Inc.	41,703
1,325		Best Buy Co., Inc.	70,967
700	@	Big Lots, Inc.	13,867
850		Circuit City Stores, Inc.	21,344
2,080		Costco Wholesale Corp.	103,334
3,100		CVS Corp.	99,572
420		Darden Restaurants, Inc.	17,837
900		Family Dollar Stores, Inc.	26,316
3,164		Federated Department Stores, Inc.	136,716
1,920		Gap, Inc.	36,384
6,990		Home Depot, Inc.	253,527
1,000		JC Penney Co., Inc.	68,390
2,000	@	Kohl’s Corp.	129,840
1,330		Limited Brands, Inc.	35,232
5,180		Lowe’s Cos., Inc.	145,351
7,030		McDonald’s Corp.	275,014
900		Nordstrom, Inc.	38,070
1,670	@	Office Depot, Inc.	66,299
300		OfficeMax, Inc.	12,222
490	@	Sears Holding Corp.	77,464
2,505		Staples, Inc.	60,947
4,280	@	Starbucks Corp.	145,734
2,860		Target Corp.	158,015
1,870		TJX Cos., Inc.	52,416
8,470		Wal-Mart Stores, Inc.	417,740
5,880		Walgreen Co.	261,013
700		Wendy’s International, Inc.	46,900
1,230		Yum! Brands, Inc.	64,021
			2,915,705
		Savings & Loans: 0.2%
810		Golden West Financial Corp.	62,572
420		Sovereign Bancorp., Inc.	9,034
3,223		Washington Mutual, Inc.	140,104
			211,710
		Semiconductors: 0.8%
2,800	@	Advanced Micro Devices, Inc.	69,580
1,540	@	Altera Corp.	28,305
1,670		Analog Devices, Inc.	49,081
5,210		Applied Materials, Inc.	92,373
1,809	@	Freescale Semiconductor, Inc.	68,760
19,380		Intel Corp.	398,647
1,080		Linear Technology Corp.	33,610
1,400	@	LSI Logic Corp.	11,508
1,140		Maxim Integrated Products	32,000
4,050	@	Micron Technology, Inc.	70,470
1,550		National Semiconductor Corp.	36,472
150	@	Novellus Systems, Inc.	4,149
1,100	@	Nvidia Corp.	32,549

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 3	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Semiconductors (continued)
700	@	QLogic Corp.	$13,230
5,230		Texas Instruments, Inc.	173,897
500		Xilinx, Inc.	10,975
			1,125,606
		Software: 1.1%
1,910	@	Adobe Systems, Inc.	71,529
750	@	Autodesk, Inc.	26,085
1,860		Automatic Data Processing, Inc.	88,052
1,170	@	BMC Software, Inc.	31,847
1,840		CA, Inc.	43,590
540	@	Citrix Systems, Inc.	19,553
2,150	@	Compuware Corp.	16,749
1,070	@	Electronic Arts, Inc.	59,578
2,540		First Data Corp.	106,680
610	@	Fiserv, Inc.	28,725
260		IMS Health, Inc.	6,926
1,360	@	Intuit, Inc.	43,642
29,820		Microsoft Corp.	814,981
1,150	@	Novell, Inc.	7,038
13,230	@	Oracle Corp.	234,700
416	@	Parametric Technology Corp.	7,263
			1,606,938
		Telecommunications: 2.1%
400		Alltel Corp.	22,200
13,208		AT&T, Inc.	430,052
2,350	@	Avaya, Inc.	26,884
6,500		BellSouth Corp.	277,875
460		CenturyTel, Inc.	18,248
1,300		Citizens Communications Co.	18,252
35,290	@	Cisco Systems, Inc.	811,670
220	@	Comverse Technology, Inc.	4,717
5,070	@	Corning, Inc.	123,759
681		Embarq Corp.	32,940
1,900	@	Juniper Networks, Inc.	32,832
11,380		Motorola, Inc.	284,500
5,740		Qualcomm, Inc.	208,649
5,300	@	Qwest Communications International, Inc.	46,216
10,735		Sprint Nextel Corp.	184,105
1,140	@	Tellabs, Inc.	12,494
9,950		Verizon Communications, Inc.	369,443
1,613		Windstream Corp.	21,275
			2,926,111
		Textiles: 0.0%
420		Cintas Corp.	17,149
			17,149
		Toys/Games/Hobbies: 0.0%
940		Hasbro, Inc.	21,385
1,650		Mattel, Inc.	32,505
			53,890
		Transportation: 0.4%
1,270		Burlington Northern Santa Fe Corp.	93,269
1,420		CSX Corp.	46,619
1,000		FedEx Corp.	108,680
1,870		Norfolk Southern Corp.	82,373
900		Union Pacific Corp.	79,200
1,500		United Parcel Service, Inc.	107,910
			518,051
		Total Common Stock
		(Cost $39,376,502)	42,831,607

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 3	as of September 30, 2006 (Unaudited) (continued)

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 66.2%

	Federal Home Loan Mortgage Corporation: 40.0%
$2,875,000	4.950%, due 03/15/09		$2,553,256
60,000,000	5.060%, due 03/15/09		53,285,340
			55,838,596

	Federal National Mortgage Association: 26.2%
2,091,000	4.960%, due 06/15/09		1,834,029
39,600,000	4.970%, due 06/15/09		34,729,239
			36,563,268

	Total U.S. Government Agency Obligations
	(Cost $96,906,026)		92,401,864

U.S. TREASURY OBLIGATIONS: 2.4%

	U.S. Treasury STRIP: 2.4%
3,706,000	4.680%, due 11/15/08		3,362,665

	Total U.S. Treasury Obligations
	(Cost $3,341,147)		3,362,665

	Total Long-Term Investments
	(Cost $139,623,675)		138,596,136

SHORT-TERM INVESTMENTS: 0.8%

	Repurchase Agreements: 0.8%
1,190,000	Goldman Sachs Repurchase Agreement dated 09/29/06, 5.320%, due 10/02/06, $1,190,528 to be received upon repurchase (Collateralized by $1,206,000 Federal Home Loan Mortgage Corporation, 4.800%, Market Value plus accrued interest $1,213,803, due 02/20/07).		1,190,000

	Total Short-Term Investments
	(Cost $1,190,000)		1,190,000

	Total Investments in Securities
	(Cost $140,813,675)*	100.1%	$139,786,136
	Other Assets and Liabilities - Net	(0.1)	(108,032)
	Net Assets	100.0%	$139,678,104

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities

*	Cost for federal income tax purposes is $141,556,073.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation		$3,670,923
	Gross Unrealized Depreciation		(5,440,860)
	Net Unrealized Depreciation		$(1,769,937)

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 4	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 44.6%

		Advertising: 0.1%
600		Omnicom Group	$56,160
			56,160
		Aerospace/Defense: 1.2%
2,250		Boeing Co.	177,413
1,450		General Dynamics Corp.	103,922
300		Goodrich Corp.	12,156
250		L-3 Communications Holdings, Inc.	19,583
1,060		Lockheed Martin Corp.	91,224
740		Northrop Grumman Corp.	50,372
1,659		Raytheon Co.	79,649
450		Rockwell Collins, Inc.	24,678
2,150		United Technologies Corp.	136,203
			695,200
		Agriculture: 0.8%
4,400		Altria Group, Inc.	336,820
1,340		Archer-Daniels-Midland Co.	50,759
440		Monsanto Co.	20,684
400		Reynolds American, Inc.	24,788
300		UST, Inc.	16,449
			449,500
		Airlines: 0.1%
2,500		Southwest Airlines Co.	41,650
			41,650
		Apparel: 0.2%
1,440	@	Coach, Inc.	49,536
350		Jones Apparel Group, Inc.	11,354
400		Liz Claiborne, Inc.	15,804
520		Nike, Inc.	45,562
160		VF Corp.	11,672
			133,928
		Auto Manufacturers: 0.2%
3,900		Ford Motor Co.	31,551
1,200		General Motors Corp.	39,912
250	@	Navistar International Corp.	6,455
600		Paccar, Inc.	34,212
			112,130
		Auto Parts & Equipment: 0.1%
740	@	Goodyear Tire & Rubber Co.	10,730
400		Johnson Controls, Inc.	28,696
			39,426
		Banks: 3.0%
1,050		AmSouth Bancorp.	30,492
9,603		Bank of America Corp.	514,433
1,700		Bank of New York Co., Inc.	59,942

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 4	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Banks (continued)
1,135		BB&T Corp.	$49,690
350		Comerica, Inc.	19,922
350		Compass Bancshares, Inc.	19,943
1,100		Fifth Third Bancorp.	41,888
150		First Horizon National Corp.	5,702
450		Huntington Bancshares, Inc.	10,769
850		Keycorp	31,824
150		M&T Bank Corp.	17,994
500		Marshall & Ilsley Corp.	24,090
1,000		Mellon Financial Corp.	39,100
1,490		National City Corp.	54,534
1,000		North Fork Bancorp., Inc.	28,640
400		Northern Trust Corp.	23,372
600		PNC Financial Services Group, Inc.	43,464
1,100		Regions Financial Corp.	40,469
650		State Street Corp.	40,560
750		SunTrust Banks, Inc.	57,960
713		Synovus Financial Corp.	20,941
5,050		US Bancorp.	167,761
3,351		Wachovia Corp.	186,986
6,900		Wells Fargo & Co.	249,642
200		Zions Bancorp.	15,962
			1,796,080
		Beverages: 1.1%
2,250		Anheuser-Busch Cos., Inc.	106,898
200		Brown-Forman Corp.	15,330
5,800		Coca-Cola Co.	259,144
750		Coca-Cola Enterprises, Inc.	15,623
400	@	Constellation Brands, Inc.	11,512
500		Pepsi Bottling Group, Inc.	17,750
3,490		PepsiCo, Inc.	227,757
			654,014
		Biotechnology: 0.4%
2,400	@	Amgen, Inc.	171,672
700	@	Biogen Idec, Inc.	31,276
500	@	Genzyme Corp.	33,735
100	@	Millipore Corp.	6,130
			242,813
		Building Materials: 0.1%
390		American Standard Cos., Inc.	16,368
1,050		Masco Corp.	28,791
300		Vulcan Materials Co.	23,475
			68,634
		Chemicals: 0.6%
150		Air Products & Chemicals, Inc.	9,956
200		Ashland, Inc.	12,756
2,150		Dow Chemical Co.	83,807
200		Ecolab, Inc.	8,564
2,000		EI DuPont de Nemours & Co.	85,680
200		International Flavors & Fragrances, Inc.	7,908
610		PPG Industries, Inc.	40,919
800		Praxair, Inc.	47,328
450		Rohm & Haas Co.	21,308
350		Sherwin-Williams Co.	19,523
			337,749

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 4	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Commercial Services: 0.3%
400	@	Apollo Group, Inc.	$19,696
510		Equifax, Inc.	18,722
750		H&R Block, Inc.	16,305
1,050		McKesson Corp.	55,356
500		Moody’s Corp.	32,690
800		Paychex, Inc.	29,480
400		Robert Half International, Inc.	13,588
450		RR Donnelley & Sons Co.	14,832
			200,669
		Computers: 1.9%
50	@	Affiliated Computer Services, Inc.	2,593
720	@	Apple Computer, Inc.	55,462
400	@	Computer Sciences Corp.	19,648
4,900	@	Dell, Inc.	111,916
1,250		Electronic Data Systems Corp.	30,650
5,000	@	EMC Corp.	59,900
10,050		Hewlett-Packard Co.	368,735
4,400		International Business Machines Corp.	360,536
300	@	Lexmark International, Inc.	17,298
500	@	NCR Corp.	19,740
750	@	Network Appliance, Inc.	27,758
400	@	Sandisk Corp.	21,416
7,200	@	Sun Microsystems, Inc.	35,784
1,000	@	Unisys Corp.	5,660
			1,137,096
		Cosmetics/Personal Care: 0.9%
200		Alberto-Culver Co.	10,118
1,000		Avon Products, Inc.	30,660
1,150		Colgate-Palmolive Co.	71,415
300		Estee Lauder Cos., Inc.	12,099
6,937		Procter & Gamble Co.	429,955
			554,247
		Distribution/Wholesale: 0.0%
165		Genuine Parts Co.	7,116
250		WW Grainger, Inc.	16,755
			23,871
		Diversified Financial Services: 4.2%
2,600		American Express Co.	145,808
480		Ameriprise Financial, Inc.	22,512
380		Bear Stearns Cos., Inc.	53,238
600		Capital One Financial Corp.	47,196
2,100		Charles Schwab Corp.	37,590
80		Chicago Mercantile Exchange Holdings, Inc.	38,260
500		CIT Group, Inc.	24,315
10,600		Citigroup, Inc.	526,502
1,300		Countrywide Financial Corp.	45,552
800	@	E*Trade Financial Corp.	19,136
2,050		Fannie Mae	114,616
150		Federated Investors, Inc.	5,072
400		Franklin Resources, Inc.	42,300
1,400		Freddie Mac	92,862
1,250		Goldman Sachs Group, Inc.	211,463
500		Janus Capital Group, Inc.	9,860
10,000		JPMorgan Chase & Co.	469,600
1,580		Lehman Brothers Holdings, Inc.	116,699

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 4	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Diversified Financial Services (continued)
1,950		Merrill Lynch & Co., Inc.	$152,529
3,100		Morgan Stanley	226,021
850		SLM Corp.	44,183
700		T. Rowe Price Group, Inc.	33,495
			2,478,809
		Electric: 1.2%
1,600	@	AES Corp.	32,624
400	@	Allegheny Energy, Inc.	16,068
850		American Electric Power Co., Inc.	30,915
900		Centerpoint Energy, Inc.	12,888
550	@	CMS Energy Corp.	7,942
100		Consolidated Edison, Inc.	4,620
400		Constellation Energy Group, Inc.	23,680
300		Dominion Resources, Inc.	22,947
2,780		Duke Energy Corp.	83,956
700		Edison International	29,148
500		Entergy Corp.	39,115
1,500		Exelon Corp.	90,810
1,150		FirstEnergy Corp.	64,239
900		FPL Group, Inc.	40,500
850		PG&E Corp	35,403
300		Pinnacle West Capital Corp.	13,515
900		PPL Corp.	29,610
200		Progress Energy, Inc.	9,076
600		Public Service Enterprise Group, Inc.	36,714
700		Southern Co.	24,122
1,080		TXU Corp.	67,522
1,250		Xcel Energy, Inc.	25,813
			741,227
		Electrical Components & Equipment: 0.1%
850		Emerson Electric Co.	71,281
400		Molex, Inc.	15,588
			86,869
		Electronics: 0.2%
1,200	@	Agilent Technologies, Inc.	39,228
400		Applera Corp. - Applied Biosystems Group	13,244
300	@	Fisher Scientific International, Inc.	23,472
450		Jabil Circuit, Inc.	12,857
400		PerkinElmer, Inc.	7,572
400	@	Thermo Electron Corp.	15,732
350	@	Waters Corp.	15,848
			127,953
		Entertainment: 0.0%
700		International Game Technology	29,050
			29,050
		Environmental Control: 0.1%
1,300		Waste Management, Inc.	47,684
			47,684
		Food: 0.6%
700		Campbell Soup Co.	25,550
1,250		ConAgra Foods, Inc.	30,600
300	@	Dean Foods Co.	12,606
1,300		General Mills, Inc.	73,580
1,000		HJ Heinz Co.	41,930

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 4	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Food (continued)
500		Kellogg Co.	$24,760
1,400		Kroger Co.	32,396
350		McCormick & Co., Inc.	13,293
1,000		Safeway, Inc.	30,350
1,850		Sara Lee Corp.	29,730
195		Supervalu, Inc.	5,782
400		Whole Foods Market, Inc.	23,772
			344,349
		Forest Products & Paper: 0.2%
1,000		International Paper Co.	34,630
400		Louisiana-Pacific Corp.	7,508
400		MeadWestvaco Corp.	10,604
400		Plum Creek Timber Co., Inc.	13,616
400		Temple-Inland, Inc.	16,040
200		Weyerhaeuser Co.	12,306
			94,704
		Gas: 0.1%
200		KeySpan Corp.	8,228
150		Nicor, Inc.	6,414
650		Sempra Energy	32,663
			47,305
		Hand/Machine Tools: 0.1%
160		Black & Decker Corp.	12,696
100		Snap-On, Inc.	4,455
300		Stanley Works	14,955
			32,106
		Healthcare — Products: 1.0%
1,250		Baxter International, Inc.	56,825
490		Becton Dickinson & Co.	34,628
1,000	@	Boston Scientific Corp.	14,790
350		CR Bard, Inc.	26,250
6,300		Johnson & Johnson	409,122
300	@	St. Jude Medical, Inc.	10,587
100		Stryker Corp.	4,959
400	@	Zimmer Holdings, Inc.	27,000
			584,161
		Healthcare — Services: 1.0%
2,090		Aetna, Inc.	82,660
580	@	Coventry Health Care, Inc.	29,882
550	@	Humana, Inc.	36,350
300	@	Laboratory Corp. of America Holdings	19,671
200		Manor Care, Inc.	10,456
400		Quest Diagnostics	24,464
4,790		UnitedHealth Group, Inc.	235,668
2,290	@	WellPoint, Inc.	176,445
			615,596
		Home Furnishings: 0.1%
200		Harman International Industries, Inc.	16,688
200		Whirlpool Corp.	16,822
			33,510
		Household Products/Wares: 0.1%
100		Avery Dennison Corp.	6,017
100		Clorox Co.	6,300

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 4	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Household Products/Wares (continued)
100		Fortune Brands, Inc.	$7,511
900		Kimberly-Clark Corp.	58,824
			78,652
		Housewares: 0.0%
750		Newell Rubbermaid, Inc.	21,240
			21,240
		Insurance: 2.3%
580	@@	ACE Ltd.	31,743
1,050		Aflac, Inc.	48,048
1,790		Allstate Corp.	112,287
300		AMBAC Financial Group, Inc.	24,825
5,450		American International Group, Inc.	361,117
800		AON Corp.	27,096
1,360		Chubb Corp.	70,666
220		Cigna Corp.	25,590
385		Cincinnati Financial Corp.	18,503
900		Genworth Financial, Inc.	31,509
900		Hartford Financial Services Group, Inc.	78,075
564		Lincoln National Corp.	35,013
1,200		Loews Corp.	45,480
350		MBIA, Inc.	21,504
2,180		Metlife, Inc.	123,562
200		MGIC Investment Corp.	11,994
750		Principal Financial Group	40,710
1,680		Progressive Corp.	41,227
1,360		Prudential Financial, Inc.	103,700
300		Safeco Corp.	17,679
1,380		St. Paul Travelers Cos., Inc.	64,708
200		Torchmark Corp.	12,622
950		UnumProvident Corp.	18,421
400	@@	XL Capital Ltd.	27,480
			1,393,559
		Internet: 0.5%
600	@	Amazon.com, Inc.	19,272
2,400	@	eBay, Inc.	68,064
400	@	Google, Inc.	160,760
300	@	Monster Worldwide, Inc.	10,857
2,222	@	Symantec Corp.	47,284
500	@	VeriSign, Inc.	10,100
			316,337
		Iron/Steel: 0.1%
1,000		Nucor Corp.	49,490
500		United States Steel Corp.	28,840
			78,330
		Leisure Time: 0.1%
300		Brunswick Corp.	9,357
350		Carnival Corp.	16,461
500		Harley-Davidson, Inc.	31,375
350		Sabre Holdings Corp.	8,187
			65,380
		Lodging: 0.2%
650		Hilton Hotels Corp.	18,103
840		Marriott International, Inc.	32,458
450		Starwood Hotels & Resorts Worldwide, Inc.	25,736
460	@	Wyndham Worldwide Corp.	12,866
			89,163

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 4	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Machinery — Construction & Mining: 0.1%
1,300		Caterpillar, Inc.	$85,540
			85,540
		Machinery — Diversified: 0.1%
150		Cummins, Inc.	17,885
200		Deere & Co.	16,782
450		Rockwell Automation, Inc.	26,145
			60,812
		Media: 1.2%
2,125		CBS Corp. - Class B	59,861
400		Clear Channel Communications, Inc.	11,540
4,500	@	Comcast Corp.	165,825
500		Gannett Co., Inc.	28,415
1,220		McGraw-Hill Cos., Inc.	70,797
150		Meredith Corp.	7,400
8,550		News Corp., Inc.	168,008
3,500		Time Warner, Inc.	63,805
500	@	Univision Communications, Inc.	17,170
4,650		Walt Disney Co.	143,732
			736,553
		Mining: 0.2%
1,800		Alcoa, Inc.	50,472
150		Freeport-McMoRan Copper & Gold, Inc.	7,989
900		Newmont Mining Corp.	38,475
400		Phelps Dodge Corp.	33,880
			130,816
		Miscellaneous Manufacturing: 2.3%
1,600		3M Co.	119,072
300	@	Cooper Industries Ltd.	25,566
550		Danaher Corp.	37,769
450		Dover Corp.	21,348
600		Eastman Kodak Co.	13,440
450		Eaton Corp.	30,983
22,050		General Electric Co.	778,365
2,350		Honeywell International, Inc.	96,115
800		Illinois Tool Works, Inc.	35,920
700	@@	Ingersoll-Rand Co.	26,586
400		ITT Corp.	20,508
400		Leggett & Platt, Inc.	10,012
300		Parker Hannifin Corp.	23,319
350		Textron, Inc.	30,625
4,300	@@	Tyco International Ltd.	120,357
			1,389,985
		Office/Business Equipment: 0.1%
400		Pitney Bowes, Inc.	17,748
2,300	@	Xerox Corp.	35,788
			53,536
		Oil & Gas: 4.2%
800		Anadarko Petroleum Corp.	35,064
550		Apache Corp.	34,760
300		Chesapeake Energy Corp.	8,694

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 4	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Oil & Gas (continued)
5,693		Chevron Corp.	$369,248
4,135		ConocoPhillips	246,157
900		Devon Energy Corp.	56,835
450		EOG Resources, Inc.	29,273
19,500		ExxonMobil Corp.	1,308,425
450		Hess Corp.	18,639
1,200		Marathon Oil Corp.	92,280
400		Murphy Oil Corp.	19,020
700	@, @@	Nabors Industries Ltd.	20,825
2,200		Occidental Petroleum Corp.	105,842
200		Rowan Cos., Inc.	6,326
400		Sunoco, Inc.	24,876
200	@	Transocean, Inc.	14,646
2,000		Valero Energy Corp.	102,940
700		XTO Energy, Inc.	29,491
			2,523,341
		Oil & Gas Services: 0.4%
300		Baker Hughes, Inc.	20,460
2,600		Halliburton Co.	73,970
2,200		Schlumberger Ltd.	136,466
			230,896
		Packaging & Containers: 0.1%
400		Ball Corp.	16,180
300		Bemis Co.	9,858
400	@	Pactiv Corp.	11,368
200		Sealed Air Corp.	10,824
			48,230
		Pharmaceuticals: 2.6%
3,100		Abbott Laboratories	150,536
100		Allergan, Inc.	11,261
780		AmerisourceBergen Corp.	35,256
300	@	Barr Pharmaceuticals, Inc.	15,582
880		Cardinal Health, Inc.	57,851
960		Caremark Rx, Inc.	54,403
400	@	Express Scripts, Inc.	30,196
600	@	Forest Laboratories, Inc.	30,366
1,000	@	Gilead Sciences, Inc.	68,700
500	@	Hospira, Inc.	19,135
890	@	King Pharmaceuticals, Inc.	15,157
500	@	Medco Health Solutions, Inc.	30,055
7,900		Merck & Co., Inc.	331,010
500		Mylan Laboratories	10,065
15,600		Pfizer, Inc.	442,416
3,150		Schering-Plough Corp.	69,584
200	@	Watson Pharmaceuticals, Inc.	5,234
2,900		Wyeth	147,436
			1,524,243
		Pipelines: 0.1%
1,300		El Paso Corp.	17,732
1,150		Williams Cos., Inc.	27,451
			45,183
		Real Estate: 0.0%
300	@	Realogy Corp.	6,804
			6,804

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 4	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Real Estate Investment Trusts: 0.2%
300		Apartment Investment & Management Co.	$16,323
100		Boston Properties, Inc.	10,334
800		Equity Office Properties Trust	31,808
100		Public Storage, Inc.	8,599
450		Simon Property Group, Inc.	40,779
			107,843
		Retail: 3.0%
450	@	Autonation, Inc.	9,405
100	@	Autozone, Inc.	10,330
600	@	Bed Bath & Beyond, Inc.	22,956
1,075		Best Buy Co., Inc.	57,577
550		Circuit City Stores, Inc.	13,811
1,300		Costco Wholesale Corp.	64,584
1,600		CVS Corp.	51,392
450		Darden Restaurants, Inc.	19,112
600		Family Dollar Stores, Inc.	17,544
1,966		Federated Department Stores, Inc.	84,951
1,250		Gap, Inc.	23,688
4,470		Home Depot, Inc.	162,127
500		JC Penney Co., Inc.	34,195
1,200	@	Kohl’s Corp.	77,904
700		Limited Brands, Inc.	18,543
3,200		Lowe’s Cos., Inc.	89,792
4,550		McDonald’s Corp.	177,996
400		Nordstrom, Inc.	16,920
1,100	@	Office Depot, Inc.	43,670
200		OfficeMax, Inc.	8,148
260	@	Sears Holding Corp.	41,103
1,500		Staples, Inc.	36,495
2,750	@	Starbucks Corp.	93,638
2,000		Target Corp.	110,500
1,000		TJX Cos., Inc.	28,030
5,300		Wal-Mart Stores, Inc.	261,396
3,600		Walgreen Co.	159,804
300		Wendy’s International, Inc.	20,100
800		Yum! Brands, Inc.	41,640
			1,797,351
		Savings & Loans: 0.2%
500		Golden West Financial Corp.	38,625
210		Sovereign Bancorp., Inc.	4,517
2,076		Washington Mutual, Inc.	90,244
			133,386
		Semiconductors: 1.2%
1,700	@	Advanced Micro Devices, Inc.	42,245
850	@	Altera Corp.	15,623
850		Analog Devices, Inc.	24,982
3,250		Applied Materials, Inc.	57,623
856	@	Freescale Semiconductor, Inc.	32,537
12,400		Intel Corp.	255,068
650		Linear Technology Corp.	20,228
800	@	LSI Logic Corp.	6,576
700		Maxim Integrated Products	19,649
2,650	@	Micron Technology, Inc.	46,110
1,250		National Semiconductor Corp.	29,413
400	@	Novellus Systems, Inc.	11,064
900	@	Nvidia Corp.	26,631

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 4	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Semiconductors (continued)
500	@	QLogic Corp.	$9,450
3,300		Texas Instruments, Inc.	109,725
700		Xilinx, Inc.	15,365
			722,289
		Software: 1.7%
1,160	@	Adobe Systems, Inc.	43,442
600	@	Autodesk, Inc.	20,868
1,250		Automatic Data Processing, Inc.	59,175
850	@	BMC Software, Inc.	23,137
1,150		CA, Inc.	27,244
500	@	Citrix Systems, Inc.	18,105
1,200	@	Compuware Corp.	9,348
550	@	Electronic Arts, Inc.	30,624
1,500		First Data Corp.	63,000
400	@	Fiserv, Inc.	18,836
100		IMS Health, Inc.	2,664
700	@	Intuit, Inc.	22,463
18,600		Microsoft Corp.	508,338
1,150	@	Novell, Inc.	7,038
8,300	@	Oracle Corp.	147,242
428	@	Parametric Technology Corp.	7,473
			1,008,997
		Telecommunications: 3.0%
200		Alltel Corp.	11,100
8,285		AT&T, Inc.	269,760
1,000	@	Avaya, Inc.	11,440
4,050		BellSouth Corp.	173,138
350		CenturyTel, Inc.	13,885
21,700	@	Cisco Systems, Inc.	499,100
700		Citizens Communications Co.	9,828
400	@	Comverse Technology, Inc.	8,576
3,150	@	Corning, Inc.	76,892
352		Embarq Corp.	17,026
1,200	@	Juniper Networks, Inc.	20,736
7,010		Motorola, Inc.	175,250
3,600		Qualcomm, Inc.	130,860
3,300	@	Qwest Communications International, Inc.	28,776
6,746		Sprint Nextel Corp.	115,694
1,150	@	Tellabs, Inc.	12,604
6,200		Verizon Communications, Inc.	230,206
1,006		Windstream Corp.	13,269
			1,818,140
		Textiles: 0.0%
400		Cintas Corp.	16,332
			16,332
		Toys/Games/Hobbies: 0.1%
700		Hasbro, Inc.	15,925
950		Mattel, Inc.	18,715
			34,640
		Transportation: 0.6%
850		Burlington Northern Santa Fe Corp.	62,424
880		CSX Corp.	28,890
650		FedEx Corp.	70,642
1,400		Norfolk Southern Corp.	61,670
550		Union Pacific Corp.	48,400
950		United Parcel Service, Inc.	68,343
			340,369
		Total Common Stock
		(Cost $24,216,769)	26,664,437

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 4	as of September 30, 2006 (Unaudited) (continued)

Principal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 44.1%

		Federal National Mortgage Association: 44.1%
$30,000,000		4.970%, due 06/15/09		$26,310,030

		Total U.S. Government Agency Obligations
		(Cost $26,552,341)		26,310,030

U.S. TREASURY OBLIGATIONS: 10.6%

		U.S. Treasury STRIP: 10.6%
2,890,000		4.600%, due 08/15/09		2,535,718
4,304,000		4.610%, due 05/15/09		3,818,672

		Total U.S. Treasury Obligations
		(Cost $6,306,258)		6,354,390

		Total Long-Term Investments
		(Cost $57,075,368)		59,328,857

SHORT-TERM INVESTMENTS: 0.8%

		Repurchase Agreements: 0.8%
479,000		Goldman Sachs Repurchase Agreement dated 09/29/06, 5.320%, due 10/02/06, $479,212 to be received upon repurchase (Collateralized by $490,000 Federal Home Loan Bank, 3.200%, Market Value plus accrued interest $493,541, due 11/29/06).		479,000

		Total Short-Term Investments
		(Cost $479,000)		479,000

		Total Investments in Securities
		(Cost $57,554,368)*	100.1%	$59,807,857
		Other Assets and Liabilities - Net	(0.1)	(73,363)
		Net Assets	100.0%	$59,734,494

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities

	*	Cost for federal income tax purposes is $57,991,541.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,657,692
		Gross Unrealized Depreciation		(841,376)
		Net Unrealized Appreciation		$1,816,316

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 5	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 75.6%

		Advertising: 0.2%
680		Omnicom Group	$63,648
			63,648
		Aerospace/Defense: 2.0%
2,380		Boeing Co.	187,663
1,500		General Dynamics Corp.	107,505
350		Goodrich Corp.	14,182
250		L-3 Communications Holdings, Inc.	19,583
1,030		Lockheed Martin Corp.	88,642
710		Northrop Grumman Corp.	48,330
1,623		Raytheon Co.	77,920
460		Rockwell Collins, Inc.	25,226
2,230		United Technologies Corp.	141,271
			710,322
		Agriculture: 1.3%
4,580		Altria Group, Inc.	350,599
1,380		Archer-Daniels-Midland Co.	52,274
480		Monsanto Co.	22,565
300		Reynolds American, Inc.	18,591
450		UST, Inc.	24,674
			468,703
		Airlines: 0.1%
2,200		Southwest Airlines Co.	36,652
			36,652
		Apparel: 0.4%
1,560	@	Coach, Inc.	53,664
440		Jones Apparel Group, Inc.	14,274
440		Liz Claiborne, Inc.	17,384
520		Nike, Inc.	45,562
170		VF Corp.	12,402
			143,286
		Auto Manufacturers: 0.3%
4,020		Ford Motor Co.	32,522
1,200		General Motors Corp.	39,912
100	@	Navistar International Corp.	2,582
525		Paccar, Inc.	29,936
			104,952
		Auto Parts & Equipment: 0.1%
600	@	Goodyear Tire & Rubber Co.	8,700
490		Johnson Controls, Inc.	35,153
			43,853
		Banks: 5.1%
690		AmSouth Bancorp.	20,038
9,943		Bank of America Corp.	532,647
1,830		Bank of New York Co., Inc.	64,526

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 5	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Banks (continued)
1,155		BB&T Corp.	$50,566
390		Comerica, Inc.	22,199
400		Compass Bancshares, Inc.	22,792
1,200		Fifth Third Bancorp.	45,696
150		First Horizon National Corp.	5,702
500		Huntington Bancshares, Inc.	11,965
880		Keycorp	32,947
160		M&T Bank Corp.	19,194
480		Marshall & Ilsley Corp.	23,126
890		Mellon Financial Corp.	34,799
1,520		National City Corp.	55,632
1,100		North Fork Bancorp., Inc.	31,504
430		Northern Trust Corp.	25,125
650		PNC Financial Services Group, Inc.	47,086
1,100		Regions Financial Corp.	40,469
740		State Street Corp.	46,176
740		SunTrust Banks, Inc.	57,187
716		Synovus Financial Corp.	21,029
5,120		US Bancorp.	170,086
3,547		Wachovia Corp.	197,923
7,340		Wells Fargo & Co.	265,561
230		Zions Bancorp.	18,356
			1,862,331
		Beverages: 1.8%
2,290		Anheuser-Busch Cos., Inc.	108,798
260		Brown-Forman Corp.	19,929
5,900		Coca-Cola Co.	263,612
640		Coca-Cola Enterprises, Inc.	13,331
500	@	Constellation Brands, Inc.	14,390
440		Pepsi Bottling Group, Inc.	15,620
3,600		PepsiCo, Inc.	234,936
			670,616
		Biotechnology: 0.7%
2,530	@	Amgen, Inc.	180,971
750	@	Biogen Idec, Inc.	33,510
610	@	Genzyme Corp.	41,157
150	@	Millipore Corp.	9,195
			264,833
		Building Materials: 0.2%
430		American Standard Cos., Inc.	18,047
950		Masco Corp.	26,049
190		Vulcan Materials Co.	14,868
			58,964
		Chemicals: 0.9%
230		Air Products & Chemicals, Inc.	15,265
200		Ashland, Inc.	12,756
2,080		Dow Chemical Co.	81,078
200		Ecolab, Inc.	8,564
1,950		EI DuPont de Nemours & Co.	83,538
230		International Flavors & Fragrances, Inc.	9,094
600		PPG Industries, Inc.	40,248
700		Praxair, Inc.	41,412
500		Rohm & Haas Co.	23,675
440		Sherwin-Williams Co.	24,543
			340,173

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 5	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Commercial Services: 0.6%
400	@	Apollo Group, Inc.	$19,696
490		Equifax, Inc.	17,988
660		H&R Block, Inc.	14,348
1,260		McKesson Corp.	66,427
620		Moody’s Corp.	40,536
710		Paychex, Inc.	26,164
410		Robert Half International, Inc.	13,928
580		RR Donnelley & Sons Co.	19,117
			218,204
		Computers: 3.2%
100	@	Affiliated Computer Services, Inc.	5,186
780	@	Apple Computer, Inc.	60,083
440	@	Computer Sciences Corp.	21,613
4,960	@	Dell, Inc.	113,286
1,200		Electronic Data Systems Corp.	29,424
4,970	@	EMC Corp.	59,541
10,130		Hewlett-Packard Co.	371,670
4,460		International Business Machines Corp.	365,452
350	@	Lexmark International, Inc.	20,181
560	@	NCR Corp.	22,109
590	@	Network Appliance, Inc.	21,836
450	@	Sandisk Corp.	24,093
8,100	@	Sun Microsystems, Inc.	40,257
900	@	Unisys Corp.	5,094
			1,159,825
		Cosmetics/Personal Care: 1.6%
210		Alberto-Culver Co.	10,624
1,000		Avon Products, Inc.	30,660
1,250		Colgate-Palmolive Co.	77,625
350		Estee Lauder Cos., Inc.	14,116
7,192		Procter & Gamble Co.	445,760
			578,785
		Distribution/Wholesale: 0.1%
380		Genuine Parts Co.	16,389
260		WW Grainger, Inc.	17,425
			33,814
		Diversified Financial Services: 7.0%
2,620		American Express Co.	146,930
584		Ameriprise Financial, Inc.	27,390
360		Bear Stearns Cos., Inc.	50,436
790		Capital One Financial Corp.	62,141
2,500		Charles Schwab Corp.	44,750
80		Chicago Mercantile Exchange Holdings, Inc.	38,260
450		CIT Group, Inc.	21,884
10,900		Citigroup, Inc.	541,403
1,450		Countrywide Financial Corp.	50,808
600	@	E*Trade Financial Corp.	14,352
2,230		Fannie Mae	124,679
150		Federated Investors, Inc.	5,072
350		Franklin Resources, Inc.	37,013
1,550		Freddie Mac	102,812
1,260		Goldman Sachs Group, Inc.	213,154
550		Janus Capital Group, Inc.	10,846
10,250		JPMorgan Chase & Co.	481,340
1,560		Lehman Brothers Holdings, Inc.	115,222

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 5	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Diversified Financial Services (continued)
1,890		Merrill Lynch & Co., Inc.	$147,836
3,170		Morgan Stanley	231,125
900		SLM Corp.	46,782
650		T. Rowe Price Group, Inc.	31,103
			2,545,338
		Electric: 2.1%
1,550	@	AES Corp.	31,605
500	@	Allegheny Energy, Inc.	20,085
1,030		American Electric Power Co., Inc.	37,461
600		Centerpoint Energy, Inc.	8,592
750	@	CMS Energy Corp.	10,830
100		Consolidated Edison, Inc.	4,620
410		Constellation Energy Group, Inc.	24,272
300		Dominion Resources, Inc.	22,947
3,038		Duke Energy Corp.	91,748
780		Edison International	32,479
500		Entergy Corp.	39,115
1,500		Exelon Corp.	90,810
1,050		FirstEnergy Corp.	58,653
1,000		FPL Group, Inc.	45,000
940		PG&E Corp	39,151
350		Pinnacle West Capital Corp.	15,768
880		PPL Corp.	28,952
200		Progress Energy, Inc.	9,076
500		Public Service Enterprise Group, Inc.	30,595
750		Southern Co.	25,845
1,120		TXU Corp.	70,022
1,210		Xcel Energy, Inc.	24,987
			762,613
		Electrical Components & Equipment: 0.3%
900		Emerson Electric Co.	75,474
450		Molex, Inc.	17,537
			93,011
		Electronics: 0.4%
1,230	@	Agilent Technologies, Inc.	40,209
650		Applera Corp. - Applied Biosystems Group	21,522
350	@	Fisher Scientific International, Inc.	27,384
440		Jabil Circuit, Inc.	12,571
440		PerkinElmer, Inc.	8,329
480	@	Thermo Electron Corp.	18,878
390	@	Waters Corp.	17,659
			146,552
		Entertainment: 0.1%
650		International Game Technology	26,975
			26,975
		Environmental Control: 0.1%
1,180		Waste Management, Inc.	43,282
			43,282
		Food: 1.0%
700		Campbell Soup Co.	25,550
1,150		ConAgra Foods, Inc.	28,152
450	@	Dean Foods Co.	18,909
1,280		General Mills, Inc.	72,448
950		HJ Heinz Co.	39,834

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 5	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Food (continued)
590		Kellogg Co.	$29,217
1,510		Kroger Co.	34,941
500		McCormick & Co., Inc.	18,990
1,100		Safeway, Inc.	33,385
1,978		Sara Lee Corp.	31,786
155		Supervalu, Inc.	4,596
400		Whole Foods Market, Inc.	23,772
			361,580
		Forest Products & Paper: 0.3%
1,200		International Paper Co.	41,556
290		Louisiana-Pacific Corp.	5,443
480		MeadWestvaco Corp.	12,725
400		Plum Creek Timber Co., Inc.	13,616
360		Temple-Inland, Inc.	14,436
200		Weyerhaeuser Co.	12,306
			100,082
		Gas: 0.1%
200		KeySpan Corp.	8,228
150		Nicor, Inc.	6,414
710		Sempra Energy	35,678
			50,320
		Hand/Machine Tools: 0.1%
200		Black & Decker Corp.	15,870
160		Snap-On, Inc.	7,128
110		Stanley Works	5,484
			28,482
		Healthcare — Products: 1.7%
1,450		Baxter International, Inc.	65,917
610		Becton Dickinson & Co.	43,109
1,050	@	Boston Scientific Corp.	15,530
180		CR Bard, Inc.	13,500
6,450		Johnson & Johnson	418,863
280	@	St. Jude Medical, Inc.	9,881
150		Stryker Corp.	7,439
600	@	Zimmer Holdings, Inc.	40,500
			614,739
		Healthcare — Services: 1.8%
2,060		Aetna, Inc.	81,473
565	@	Coventry Health Care, Inc.	29,109
650	@	Humana, Inc.	42,959
400	@	Laboratory Corp. of America Holdings	26,228
200		Manor Care, Inc.	10,456
420		Quest Diagnostics	25,687
4,920		UnitedHealth Group, Inc.	242,064
2,340	@	WellPoint, Inc.	180,297
			638,273
		Home Furnishings: 0.1%
200		Harman International Industries, Inc.	16,688
200		Whirlpool Corp.	16,822
			33,510
		Household Products/Wares: 0.3%
100		Avery Dennison Corp.	6,017
180		Clorox Co.	11,340

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 5	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Household Products/Wares (continued)
100		Fortune Brands, Inc.	$7,511
1,100		Kimberly-Clark Corp.	71,896
			96,764
		Housewares: 0.0%
600		Newell Rubbermaid, Inc.	16,992
			16,992
		Insurance: 4.0%
690	@@	ACE Ltd.	37,764
1,050		Aflac, Inc.	48,048
1,820		Allstate Corp.	114,169
250		AMBAC Financial Group, Inc.	20,688
5,720		American International Group, Inc.	379,007
750		AON Corp.	25,403
1,430		Chubb Corp.	74,303
240		Cigna Corp.	27,917
487		Cincinnati Financial Corp.	23,405
1,100		Genworth Financial, Inc.	38,511
910		Hartford Financial Services Group, Inc.	78,943
590		Lincoln National Corp.	36,627
1,080		Loews Corp.	40,932
250		MBIA, Inc.	15,360
2,220		Metlife, Inc.	125,830
290		MGIC Investment Corp.	17,391
810		Principal Financial Group	43,967
1,670		Progressive Corp.	40,982
1,430		Prudential Financial, Inc.	109,038
370		Safeco Corp.	21,804
1,440		St. Paul Travelers Cos., Inc.	67,522
280		Torchmark Corp.	17,671
710		UnumProvident Corp.	13,767
400	@@	XL Capital Ltd.	27,480
			1,446,529
		Internet: 1.0%
650	@	Amazon.com, Inc.	20,878
2,480	@	eBay, Inc.	70,333
450	@	Google, Inc.	180,855
400	@	Monster Worldwide, Inc.	14,476
2,598	@	Symantec Corp.	55,285
550	@	VeriSign, Inc.	11,110
			352,937
		Iron/Steel: 0.2%
1,100		Nucor Corp.	54,439
350		United States Steel Corp.	20,188
			74,627
		Leisure Time: 0.2%
410		Brunswick Corp.	12,788
360		Carnival Corp.	16,931
590		Harley-Davidson, Inc.	37,023
410		Sabre Holdings Corp.	9,590
			76,332
		Lodging: 0.2%
660		Hilton Hotels Corp.	18,381
630		Marriott International, Inc.	24,343
460		Starwood Hotels & Resorts Worldwide, Inc.	26,307
474	@	Wyndham Worldwide Corp.	13,258
			82,289

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 5	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Machinery — Construction & Mining: 0.2%
1,350		Caterpillar, Inc.	$88,830
			88,830
		Machinery — Diversified: 0.2%
200		Cummins, Inc.	23,846
200		Deere & Co.	16,782
480		Rockwell Automation, Inc.	27,888
			68,516
		Media: 2.0%
2,260		CBS Corp. - Class B	63,664
400		Clear Channel Communications, Inc.	11,540
4,500	@	Comcast Corp.	165,825
500		Gannett Co., Inc.	28,415
1,380		McGraw-Hill Cos., Inc.	80,081
160		Meredith Corp.	7,893
8,800		News Corp., Inc.	172,920
3,510		Time Warner, Inc.	63,987
200	@	Univision Communications, Inc.	6,868
4,680		Walt Disney Co.	144,659
			745,852
		Mining: 0.4%
2,050		Alcoa, Inc.	57,482
120		Freeport-McMoRan Copper & Gold, Inc.	6,391
1,100		Newmont Mining Corp.	47,025
470		Phelps Dodge Corp.	39,809
			150,707
		Miscellaneous Manufacturing: 3.9%
1,590		3M Co.	118,328
360	@	Cooper Industries Ltd.	30,679
430		Danaher Corp.	29,528
480		Dover Corp.	22,771
650		Eastman Kodak Co.	14,560
310		Eaton Corp.	21,344
22,730		General Electric Co.	802,369
2,390		Honeywell International, Inc.	97,751
920		Illinois Tool Works, Inc.	41,308
720	@@	Ingersoll-Rand Co.	27,346
400		ITT Corp.	20,508
500		Leggett & Platt, Inc.	12,515
400		Parker Hannifin Corp.	31,092
240		Textron, Inc.	21,000
4,500	@@	Tyco International Ltd.	125,955
			1,417,054
		Office/Business Equipment: 0.2%
580		Pitney Bowes, Inc.	25,735
2,250	@	Xerox Corp.	35,010
			60,745
		Oil & Gas: 7.2%
810		Anadarko Petroleum Corp.	35,502
590		Apache Corp.	37,288
300		Chesapeake Energy Corp.	8,694

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 5	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Oil & Gas (continued)
5,775		Chevron Corp.	$374,567
4,301		ConocoPhillips	256,039
910		Devon Energy Corp.	57,467
600		EOG Resources, Inc.	39,030
20,140		ExxonMobil Corp.	1,351,368
520		Hess Corp.	21,538
1,180		Marathon Oil Corp.	90,742
500		Murphy Oil Corp.	23,775
650	@, @@	Nabors Industries Ltd.	19,338
2,300		Occidental Petroleum Corp.	110,653
250		Rowan Cos., Inc.	7,908
400		Sunoco, Inc.	24,876
300	@	Transocean, Inc.	21,969
2,060		Valero Energy Corp.	106,028
650		XTO Energy, Inc.	27,385
			2,614,167
		Oil & Gas Services: 0.6%
150		Baker Hughes, Inc.	10,230
2,700		Halliburton Co.	76,815
2,300		Schlumberger Ltd.	142,669
			229,714
		Packaging & Containers: 0.1%
180		Ball Corp.	7,281
550	@	Pactiv Corp.	15,631
360		Sealed Air Corp.	19,483
			42,395
		Pharmaceuticals: 4.4%
3,250		Abbott Laboratories	157,820
180		Allergan, Inc.	20,270
720		AmerisourceBergen Corp.	32,544
350	@	Barr Pharmaceuticals, Inc.	18,179
810		Cardinal Health, Inc.	53,249
940		Caremark Rx, Inc.	53,270
520	@	Express Scripts, Inc.	39,255
800	@	Forest Laboratories, Inc.	40,488
1,090	@	Gilead Sciences, Inc.	74,883
310	@	Hospira, Inc.	11,864
740	@	King Pharmaceuticals, Inc.	12,602
610	@	Medco Health Solutions, Inc.	36,667
8,110		Merck & Co., Inc.	339,809
500		Mylan Laboratories	10,065
16,030		Pfizer, Inc.	454,611
3,250		Schering-Plough Corp.	71,793
400	@	Watson Pharmaceuticals, Inc.	10,468
2,840		Wyeth	144,386
			1,582,223
		Pipelines: 0.1%
1,300		El Paso Corp.	17,732
1,190		Williams Cos., Inc.	28,405
			46,137
		Real Estate: 0.0%
317	@	Realogy Corp.	7,190
			7,190

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 5	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Real Estate Investment Trusts 0.3%
400		Apartment Investment & Management Co.	$21,764
100		Boston Properties, Inc.	10,334
800		Equity Office Properties Trust	31,808
50		Public Storage, Inc.	4,300
410		Simon Property Group, Inc.	37,154
			105,360
		Retail: 5.0%
450	@	Autonation, Inc.	9,405
100	@	Autozone, Inc.	10,330
650	@	Bed Bath & Beyond, Inc.	24,869
885		Best Buy Co., Inc.	47,401
480		Circuit City Stores, Inc.	12,053
1,390		Costco Wholesale Corp.	69,055
1,850		CVS Corp.	59,422
240		Darden Restaurants, Inc.	10,193
250		Family Dollar Stores, Inc.	7,310
2,078		Federated Department Stores, Inc.	89,790
1,240		Gap, Inc.	23,498
4,510		Home Depot, Inc.	163,578
510		JC Penney Co., Inc.	34,879
1,300	@	Kohl’s Corp.	84,396
760		Limited Brands, Inc.	20,132
3,240		Lowe’s Cos., Inc.	90,914
4,530		McDonald’s Corp.	177,214
600		Nordstrom, Inc.	25,380
890	@	Office Depot, Inc.	35,333
200		OfficeMax, Inc.	8,148
290	@	Sears Holding Corp.	45,846
1,595		Staples, Inc.	38,806
2,730	@	Starbucks Corp.	92,957
1,880		Target Corp.	103,870
1,190		TJX Cos., Inc.	33,356
5,430		Wal-Mart Stores, Inc.	267,808
3,780		Walgreen Co.	167,794
440		Wendy’s International, Inc.	29,480
490		Yum! Brands, Inc.	25,505
			1,808,722
		Savings & Loans: 0.4%
550		Golden West Financial Corp.	42,488
157		Sovereign Bancorp., Inc.	3,377
2,066		Washington Mutual, Inc.	89,809
			135,674
		Semiconductors: 2.0%
1,550	@	Advanced Micro Devices, Inc.	38,518
790	@	Altera Corp.	14,520
1,030		Analog Devices, Inc.	30,272
3,310		Applied Materials, Inc.	58,686
911	@	Freescale Semiconductor, Inc.	34,627
12,330		Intel Corp.	253,628
680		Linear Technology Corp.	21,162
600	@	LSI Logic Corp.	4,932
600		Maxim Integrated Products	16,842
2,650	@	Micron Technology, Inc.	46,110
1,250		National Semiconductor Corp.	29,413
450	@	Novellus Systems, Inc.	12,447
750	@	Nvidia Corp.	22,193
600	@	QLogic Corp.	11,340

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 5	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Semiconductors (continued)
3,300		Texas Instruments, Inc.	$109,725
650		Xilinx, Inc.	14,268
			718,683

		Software: 2.9%
1,450	@	Adobe Systems, Inc.	54,303
570	@	Autodesk, Inc.	19,825
1,260		Automatic Data Processing, Inc.	59,648
730	@	BMC Software, Inc.	19,871
1,040		CA, Inc.	24,638
380	@	Citrix Systems, Inc.	13,760
1,530	@	Compuware Corp.	11,919
680	@	Electronic Arts, Inc.	37,862
1,600		First Data Corp.	67,200
490	@	Fiserv, Inc.	23,074
100		IMS Health, Inc.	2,664
720	@	Intuit, Inc.	23,105
19,160		Microsoft Corp.	523,643
690	@	Novell, Inc.	4,223
8,470	@	Oracle Corp.	150,258
206	@	Parametric Technology Corp.	3,597
			1,039,590

		Telecommunications: 5.1%
400		Alltel Corp.	22,200
8,452		AT&T, Inc.	275,197
930	@	Avaya, Inc.	10,639
4,100		BellSouth Corp.	175,275
460		CenturyTel, Inc.	18,248
22,700	@	Cisco Systems, Inc.	522,100
800		Citizens Communications Co.	11,232
110	@	Comverse Technology, Inc.	2,358
3,190	@	Corning, Inc.	77,868
451		Embarq Corp.	21,815
1,200	@	Juniper Networks, Inc.	20,736
7,240		Motorola, Inc.	181,000
3,470		Qualcomm, Inc.	126,135
3,400	@	Qwest Communications International, Inc.	29,648
6,883		Sprint Nextel Corp.	118,043
1,230	@	Tellabs, Inc.	13,481
6,350		Verizon Communications, Inc.	235,776
413		Windstream Corp.	5,447
			1,867,198

		Textiles: 0.0%
390		Cintas Corp.	15,924
			15,924

		Toys/Games/Hobbies: 0.1%
650		Hasbro, Inc.	14,788
790		Mattel, Inc.	15,563
			30,351

		Transportation: 0.9%
810		Burlington Northern Santa Fe Corp.	59,486
1,000		CSX Corp.	32,830
710		FedEx Corp.	77,163
1,190		Norfolk Southern Corp.	52,420
600		Union Pacific Corp.	52,800
970		United Parcel Service, Inc.	69,782
			344,481

		Total Common Stock
		(Cost $25,496,731)	27,469,701

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 5	as of September 30, 2006 (Unaudited) (continued)

Prinicipal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.8%

		Federal National Mortgage Association: 6.2%
$2,836,000		4.960%, due 11/15/11		$2,254,810
				2,254,810

		Financing Corporation: 7.6%
3,470,000		5.090%, due 10/06/11		2,756,596
				2,756,596

		Total U.S. Government Agency Obligations
		(Cost $5,110,952)		5,011,406

U.S. TREASURY OBLIGATIONS: 9.9%

		U.S. Treasury STRIP: 9.9%
4,490,000		4.510%, due 08/15/11		3,611,792

		Total U.S. Treasury Obligations
		(Cost $3,532,767)		3,611,792

		Total Long-Term Investments
		(Cost $34,140,450)		36,092,899

SHORT-TERM INVESTMENTS: 0.8%

		Repurchase Agreements: 0.8%
279,000		Goldman Sachs Repurchase Agreement dated 09/29/06, 5.320%, due 10/02/06, $279,124 to be received upon repurchase (Collateralized by $285,000 Federal Home Loan Bank, 3.200%, Market Value plus accrued interest $287,060, due 11/29/06).		279,000

		Total Short-Term Investments
		(Cost $279,000)		279,000

		Total Investments in Securities
		(Cost $34,419,450)*	100.1%	$36,371,899
		Other Assets and Liabilities - Net	(0.1)	(47,432)
		Net Assets	100.0%	$36,324,467

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities

	*	Cost for federal income tax purposes is $34,986,619.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,019,889
		Gross Unrealized Depreciation		(634,609)
		Net Unrealized Appreciation		$1,385,280

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 6	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 71.7%

		Advertising: 0.2%
1,576		Omnicom Group	$147,514
			147,514
		Aerospace/Defense: 1.8%
5,039		Boeing Co.	397,325
3,200		General Dynamics Corp.	229,344
540		Goodrich Corp.	21,881
599		L-3 Communications Holdings, Inc.	46,920
2,325		Lockheed Martin Corp.	200,090
1,659		Northrop Grumman Corp.	112,928
3,552		Raytheon Co.	170,532
730		Rockwell Collins, Inc.	40,033
4,730		United Technologies Corp.	299,646
			1,518,699
		Agriculture: 1.2%
10,060		Altria Group, Inc.	770,093
3,013		Archer-Daniels-Midland Co.	114,132
1,038		Monsanto Co.	48,796
796		Reynolds American, Inc.	49,328
780		UST, Inc.	42,767
			1,025,116
		Airlines: 0.1%
5,710		Southwest Airlines Co.	95,129
			95,129
		Apparel: 0.4%
3,078	@	Coach, Inc.	105,883
930		Jones Apparel Group, Inc.	30,169
807		Liz Claiborne, Inc.	31,885
1,224		Nike, Inc.	107,247
523		VF Corp.	38,153
			313,337
		Auto Manufacturers: 0.3%
11,701		Ford Motor Co.	94,661
2,600		General Motors Corp.	86,476
540	@	Navistar International Corp.	13,943
1,370		Paccar, Inc.	78,117
			273,197
		Auto Parts & Equipment: 0.1%
1,594	@	Goodyear Tire & Rubber Co.	23,113
977		Johnson Controls, Inc.	70,090
			93,203
		Banks: 4.8%
1,619		AmSouth Bancorp.	47,016
21,569		Bank of America Corp.	1,155,451
3,548		Bank of New York Co., Inc.	125,102

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 6	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Banks (continued)
2,580		BB&T Corp.	$112,952
821		Comerica, Inc.	46,731
660		Compass Bancshares, Inc.	37,607
2,600		Fifth Third Bancorp.	99,008
566		First Horizon National Corp.	21,514
541		Huntington Bancshares, Inc.	12,946
2,204		Keycorp	82,518
439		M&T Bank Corp.	52,662
1,099		Marshall & Ilsley Corp.	52,950
1,935		Mellon Financial Corp.	75,659
3,322		National City Corp.	121,585
2,520		North Fork Bancorp., Inc.	72,173
1,051		Northern Trust Corp.	61,410
1,375		PNC Financial Services Group, Inc.	99,605
2,520		Regions Financial Corp.	92,711
1,838		State Street Corp.	114,691
1,731		SunTrust Banks, Inc.	133,772
1,570		Synovus Financial Corp.	46,111
11,259		US Bancorp.	374,024
7,628		Wachovia Corp.	425,642
16,134		Wells Fargo & Co.	583,728
508		Zions Bancorp.	40,543
			4,088,111
		Beverages: 1.7%
5,005		Anheuser-Busch Cos., Inc.	237,788
538		Brown-Forman Corp.	41,238
12,943		Coca-Cola Co.	578,293
2,134		Coca-Cola Enterprises, Inc.	44,451
440	@	Constellation Brands, Inc.	12,663
647		Pepsi Bottling Group, Inc.	22,969
7,977		PepsiCo, Inc.	520,579
			1,457,981
		Biotechnology: 0.7%
5,618	@	Amgen, Inc.	401,856
1,760	@	Biogen Idec, Inc.	78,637
1,412	@	Genzyme Corp.	95,268
299	@	Millipore Corp.	18,329
			594,090
		Building Materials: 0.2%
885		American Standard Cos., Inc.	37,143
2,483		Masco Corp.	68,084
522		Vulcan Materials Co.	40,847
			146,074
		Chemicals: 0.9%
462		Air Products & Chemicals, Inc.	30,663
400		Ashland, Inc.	25,512
4,492		Dow Chemical Co.	175,098
4,280		EI DuPont de Nemours & Co.	183,355
555		International Flavors & Fragrances, Inc.	21,945
1,253		PPG Industries, Inc.	84,051
1,477		Praxair, Inc.	87,379
866		Rohm & Haas Co.	41,005
693		Sherwin-Williams Co.	38,656
400		Sigma-Aldrich Corp.	30,268
			717,932

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 6	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Commercial Services: 0.6%
660	@	Apollo Group, Inc.	$32,498
1,183		Equifax, Inc.	43,428
1,750		H&R Block, Inc.	38,045
2,734		McKesson Corp.	144,136
1,376		Moody’s Corp.	89,963
1,526		Paychex, Inc.	56,233
974		Robert Half International, Inc.	33,087
1,109		RR Donnelley & Sons Co.	36,553
			473,943
		Computers: 3.0%
220	@	Affiliated Computer Services, Inc.	11,409
1,716	@	Apple Computer, Inc.	132,183
916	@	Computer Sciences Corp.	44,994
10,923	@	Dell, Inc.	249,481
2,783		Electronic Data Systems Corp.	68,239
11,053	@	EMC Corp.	132,415
22,353		Hewlett-Packard Co.	820,132
9,870		International Business Machines Corp.	808,748
827	@	Lexmark International, Inc.	47,685
808	@	NCR Corp.	31,900
1,962	@	Network Appliance, Inc.	72,614
980	@	Sandisk Corp.	52,469
18,220	@	Sun Microsystems, Inc.	90,553
2,281	@	Unisys Corp.	12,910
			2,575,732
		Cosmetics/Personal Care: 1.5%
426		Alberto-Culver Co.	21,551
2,420		Avon Products, Inc.	74,197
2,408		Colgate-Palmolive Co.	149,537
540		Estee Lauder Cos., Inc.	21,778
15,718		Procter & Gamble Co.	974,202
			1,241,265
		Distribution/Wholesale: 0.1%
767		Genuine Parts Co.	33,081
545		WW Grainger, Inc.	36,526
			69,607
		Diversified Financial Services: 6.6%
5,798		American Express Co.	325,152
1,475		Ameriprise Financial, Inc.	69,178
886		Bear Stearns Cos., Inc.	124,129
1,441		Capital One Financial Corp.	113,349
6,140		Charles Schwab Corp.	109,906
190		Chicago Mercantile Exchange Holdings, Inc.	90,868
906		CIT Group, Inc.	44,059
23,855		Citigroup, Inc.	1,184,878
3,140		Countrywide Financial Corp.	110,026
2,200	@	E*Trade Financial Corp.	52,624
4,498		Fannie Mae	251,483
530		Federated Investors, Inc.	17,919
616		Franklin Resources, Inc.	65,142
3,180		Freddie Mac	210,929
2,816		Goldman Sachs Group, Inc.	476,383
1,200		Janus Capital Group, Inc.	23,664
22,540		JPMorgan Chase & Co.	1,058,478
3,494		Lehman Brothers Holdings, Inc.	258,067

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 6	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Diversified Financial Services (continued)
4,282		Merrill Lynch & Co., Inc.	$334,938
6,925		Morgan Stanley	504,902
1,898		SLM Corp.	98,658
1,182		T. Rowe Price Group, Inc.	56,559
			5,581,291
		Electric: 2.0%
3,646	@	AES Corp.	74,342
710	@	Allegheny Energy, Inc.	28,521
2,215		American Electric Power Co., Inc.	80,560
1,930		Centerpoint Energy, Inc.	27,638
1,490	@	CMS Energy Corp.	21,516
386		Consolidated Edison, Inc.	17,833
905		Constellation Energy Group, Inc.	53,576
760		Dominion Resources, Inc.	58,132
6,769		Duke Energy Corp.	204,424
1,690		Edison International	70,372
1,100		Entergy Corp.	86,053
3,360		Exelon Corp.	203,414
2,252		FirstEnergy Corp.	125,797
2,248		FPL Group, Inc.	101,160
1,802		PG&E Corp	75,053
540		Pinnacle West Capital Corp.	24,327
1,904		PPL Corp.	62,642
600		Progress Energy, Inc.	27,228
1,338		Public Service Enterprise Group, Inc.	81,872
1,680		Southern Co.	57,893
2,552		TXU Corp.	159,551
2,759		Xcel Energy, Inc.	56,973
			1,698,877
		Electrical Components & Equipment: 0.2%
2,121		Emerson Electric Co.	177,867
660		Molex, Inc.	25,720
			203,587
		Electronics: 0.4%
2,776	@	Agilent Technologies, Inc.	90,747
1,561		Applera Corp. - Applied Biosystems Group	51,685
660	@	Fisher Scientific International, Inc.	51,638
867		Jabil Circuit, Inc.	24,770
1,221		PerkinElmer, Inc.	23,114
827	@	Thermo Electron Corp.	32,526
522	@	Waters Corp.	23,636
			298,116
		Entertainment: 0.1%
1,810		International Game Technology	75,115
			75,115
		Environmental Control: 0.1%
2,579		Waste Management, Inc.	94,598
			94,598
		Food: 1.0%
1,521		Campbell Soup Co.	55,517
2,805		ConAgra Foods, Inc.	68,666
660	@	Dean Foods Co.	27,733
2,946		General Mills, Inc.	166,744
2,188		HJ Heinz Co.	91,743

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 6	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Food (continued)
1,392		Kellogg Co.	$68,932
4,052		Kroger Co.	93,763
665		McCormick & Co., Inc.	25,257
2,460		Safeway, Inc.	74,661
4,185		Sara Lee Corp.	67,253
934		Supervalu, Inc.	27,693
660		Whole Foods Market, Inc.	39,224
			807,186
		Forest Products & Paper: 0.3%
2,640		International Paper Co.	91,423
637		Louisiana-Pacific Corp.	11,956
1,151		MeadWestvaco Corp.	30,513
883		Plum Creek Timber Co., Inc.	30,057
544		Temple-Inland, Inc.	21,814
520		Weyerhaeuser Co.	31,996
			217,759
		Gas: 0.1%
322		Nicor, Inc.	13,769
1,750		Sempra Energy	87,938
			101,707
		Hand/Machine Tools: 0.1%
526		Black & Decker Corp.	41,738
559		Snap-On, Inc.	24,903
608		Stanley Works	30,309
			96,950
		Healthcare — Products: 1.6%
3,043		Baxter International, Inc.	138,335
1,204		Becton Dickinson & Co.	85,087
1,320	@	Boston Scientific Corp.	19,523
535		CR Bard, Inc.	40,125
14,159		Johnson & Johnson	919,485
663	@	St. Jude Medical, Inc.	23,397
320		Stryker Corp.	15,869
1,420	@	Zimmer Holdings, Inc.	95,850
			1,337,671
		Healthcare — Services: 1.6%
4,484		Aetna, Inc.	177,342
1,100	@	Coventry Health Care, Inc.	56,672
1,576	@	Humana, Inc.	104,158
654	@	Laboratory Corp. of America Holdings	42,883
400		Manor Care, Inc.	20,912
784		Quest Diagnostics	47,949
10,670		UnitedHealth Group, Inc.	524,964
5,248	@	WellPoint, Inc.	404,358
			1,379,238
		Home Furnishings: 0.1%
540		Harman International Industries, Inc.	45,058
540		Whirlpool Corp.	45,419
			90,477
		Household Products/Wares: 0.2%
220		Avery Dennison Corp.	13,237
286		Clorox Co.	18,018
288		Fortune Brands, Inc.	21,632
2,204		Kimberly-Clark Corp.	144,053
			196,940

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 6	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Housewares: 0.1%
1,685		Newell Rubbermaid, Inc.	$47,719
			47,719
		Insurance: 3.8%
1,539	@@	ACE Ltd.	84,229
2,256		Aflac, Inc.	103,235
4,064		Allstate Corp.	254,935
555		AMBAC Financial Group, Inc.	45,926
12,443		American International Group, Inc.	824,473
1,980		AON Corp.	67,063
3,084		Chubb Corp.	160,245
613		Cigna Corp.	71,304
859		Cincinnati Financial Corp.	41,284
1,980		Genworth Financial, Inc.	69,320
1,922		Hartford Financial Services Group, Inc.	166,734
1,370		Lincoln National Corp.	85,050
2,601		Loews Corp.	98,578
593		MBIA, Inc.	36,434
4,872		Metlife, Inc.	276,145
513		MGIC Investment Corp.	30,765
1,876		Principal Financial Group	101,829
3,632		Progressive Corp.	89,129
3,143		Prudential Financial, Inc.	239,654
959		Safeco Corp.	56,514
3,217		St. Paul Travelers Cos., Inc.	150,845
619		Torchmark Corp.	39,065
1,562		UnumProvident Corp.	30,287
800	@@	XL Capital Ltd.	54,960
			3,178,003
		Internet: 0.9%
1,640	@	Amazon.com, Inc.	52,677
5,364	@	eBay, Inc.	152,123
980	@	Google, Inc.	393,862
660	@	Monster Worldwide, Inc.	23,885
5,841	@	Symantec Corp.	124,296
1,220	@	VeriSign, Inc.	24,644
			771,487
		Iron/Steel: 0.2%
2,434		Nucor Corp.	120,459
993		United States Steel Corp.	57,276
			177,735
		Leisure Time: 0.2%
566		Brunswick Corp.	17,654
764		Carnival Corp.	35,931
1,476		Harley-Davidson, Inc.	92,619
51		Sabre Holdings Corp.	1,193
			147,397
		Lodging: 0.2%
579		Hilton Hotels Corp.	16,125
1,522		Marriott International, Inc.	58,810
1,065		Starwood Hotels & Resorts Worldwide, Inc.	60,907
408	@	Wyndham Worldwide Corp.	11,412
			147,254

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 6	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Machinery — Construction & Mining: 0.2%
3,080		Caterpillar, Inc.	$202,664
			202,664
		Machinery — Diversified: 0.2%
404		Cummins, Inc.	48,169
520		Deere & Co.	43,633
838		Rockwell Automation, Inc.	48,688
			140,490
		Media: 2.0%
5,230		CBS Corp. - Class B	147,329
940		Clear Channel Communications, Inc.	27,119
9,980	@	Comcast Corp.	367,763
540		EW Scripps Co.	25,882
1,100		Gannett Co., Inc.	62,513
2,800		McGraw-Hill Cos., Inc.	162,484
254		Meredith Corp.	12,530
19,240		News Corp., Inc.	378,066
7,858		Time Warner, Inc.	143,251
520	@	Univision Communications, Inc.	17,857
10,314		Walt Disney Co.	318,806
			1,663,600
		Mining: 0.4%
4,620		Alcoa, Inc.	129,545
380		Freeport-McMoRan Copper & Gold, Inc.	20,239
2,300		Newmont Mining Corp.	98,325
1,090		Phelps Dodge Corp.	92,323
			340,432
		Miscellaneous Manufacturing: 3.7%
3,450		3M Co.	256,749
743	@	Cooper Industries Ltd.	63,318
1,372		Danaher Corp.	94,215
1,107		Dover Corp.	52,516
1,640		Eastman Kodak Co.	36,736
978		Eaton Corp.	67,335
49,963		General Electric Co.	1,763,694
5,286		Honeywell International, Inc.	216,197
2,062		Illinois Tool Works, Inc.	92,584
1,742	@@	Ingersoll-Rand Co.	66,161
964		ITT Corp.	49,424
980		Leggett & Platt, Inc.	24,529
626		Parker Hannifin Corp.	48,659
624		Textron, Inc.	54,600
9,800	@@	Tyco International Ltd.	274,302
			3,161,019
		Office/Business Equipment: 0.1%
1,001		Pitney Bowes, Inc.	44,414
4,967	@	Xerox Corp.	77,287
			121,701
		Oil & Gas: 6.8%
2,042		Anadarko Petroleum Corp.	89,501
1,526		Apache Corp.	96,443
700		Chesapeake Energy Corp.	20,286

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio - Series 6	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Oil & Gas (continued)
12,781		Chevron Corp.	$828,976
9,572		ConocoPhillips	569,821
1,840		Devon Energy Corp.	116,196
1,032		EOG Resources, Inc.	67,132
44,195		ExxonMobil Corp.	2,965,485
1,262		Hess Corp.	52,272
2,627		Marathon Oil Corp.	202,016
660		Murphy Oil Corp.	31,383
1,640	@, @@	Nabors Industries Ltd.	48,790
4,964		Occidental Petroleum Corp.	238,818
540		Rowan Cos., Inc.	17,080
970		Sunoco, Inc.	60,324
500	@	Transocean, Inc.	36,615
4,266		Valero Energy Corp.	219,571
1,760		XTO Energy, Inc.	74,149
			5,734,858
		Oil & Gas Services: 0.6%
440		Baker Hughes, Inc.	30,008
600		BJ Services Co.	18,078
5,964		Halliburton Co.	169,676
300	@	National Oilwell Varco, Inc.	17,565
4,940		Schlumberger Ltd.	306,428
			541,755
		Packaging & Containers: 0.1%
636		Ball Corp.	25,726
600		Bemis Co.	19,716
1,100	@	Pactiv Corp.	31,262
476		Sealed Air Corp.	25,761
			102,465
		Pharmaceuticals: 4.1%
7,140		Abbott Laboratories	346,718
343		Allergan, Inc.	38,625
1,866		AmerisourceBergen Corp.	84,343
540	@	Barr Pharmaceuticals, Inc.	28,048
1,903		Cardinal Health, Inc.	125,103
2,102		Caremark Rx, Inc.	119,120
1,150	@	Express Scripts, Inc.	86,814
1,803	@	Forest Laboratories, Inc.	91,250
2,121	@	Gilead Sciences, Inc.	145,713
949	@	Hospira, Inc.	36,318
1,899	@	King Pharmaceuticals, Inc.	32,340
1,568	@	Medco Health Solutions, Inc.	94,252
17,801		Merck & Co., Inc.	745,862
1,200		Mylan Laboratories	24,156
35,185		Pfizer, Inc.	997,847
6,820		Schering-Plough Corp.	150,654
610	@	Watson Pharmaceuticals, Inc.	15,964
6,234		Wyeth	316,937
			3,480,064
		Pipelines: 0.1%
3,000		El Paso Corp.	40,920
2,608		Williams Cos., Inc.	62,253
			103,173
		Real Estate: 0.0%
710	@	Realogy Corp.	16,103
			16,103

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 6	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Real Estate Investment Trusts: 0.2%
522		Apartment Investment & Management Co.	$28,402
200		Boston Properties, Inc.	20,668
1,700		Equity Office Properties Trust	67,592
140		Public Storage, Inc.	12,039
812		Simon Property Group, Inc.	73,583
			202,284
		Retail: 4.8%
930	@	Autonation, Inc.	19,437
270	@	Autozone, Inc.	27,891
1,828	@	Bed Bath & Beyond, Inc.	69,939
1,835		Best Buy Co., Inc.	98,283
1,298		Circuit City Stores, Inc.	32,593
3,034		Costco Wholesale Corp.	150,729
4,060		CVS Corp.	130,407
657		Darden Restaurants, Inc.	27,903
1,240		Family Dollar Stores, Inc.	36,258
4,458		Federated Department Stores, Inc.	192,630
3,103		Gap, Inc.	58,802
9,941		Home Depot, Inc.	360,560
1,384		JC Penney Co., Inc.	94,652
2,810	@	Kohl’s Corp.	182,425
1,667		Limited Brands, Inc.	44,159
7,286		Lowe’s Cos., Inc.	204,445
9,975		McDonald’s Corp.	390,222
1,202		Nordstrom, Inc.	50,845
2,179	@	Office Depot, Inc.	86,506
500		OfficeMax, Inc.	20,370
600	@	Sears Holding Corp.	94,854
3,532		Staples, Inc.	85,934
6,044	@	Starbucks Corp.	205,798
4,054		Target Corp.	223,984
2,508		TJX Cos., Inc.	70,299
11,580		Wal-Mart Stores, Inc.	571,126
8,229		Walgreen Co.	365,285
900		Wendy’s International, Inc.	60,300
1,326		Yum! Brands, Inc.	69,018
			4,025,654
		Savings & Loans: 0.4%
1,168		Golden West Financial Corp.	90,228
565		Sovereign Bancorp., Inc.	12,153
4,554		Washington Mutual, Inc.	197,962
			300,343
		Semiconductors: 1.9%
3,400	@	Advanced Micro Devices, Inc.	84,490
2,192	@	Altera Corp.	40,289
2,302		Analog Devices, Inc.	67,656
7,445		Applied Materials, Inc.	132,000
2,538	@	Freescale Semiconductor, Inc.	96,469
27,414		Intel Corp.	563,906
1,586		Linear Technology Corp.	49,356
2,200	@	LSI Logic Corp.	18,084
1,742		Maxim Integrated Products	48,898
5,750	@	Micron Technology, Inc.	100,050
2,691		National Semiconductor Corp.	63,319
50	@	Novellus Systems, Inc.	1,383

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 6	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Semiconductors (continued)
2,200	@	Nvidia Corp.	$65,098
1,152	@	QLogic Corp.	21,773
7,446		Texas Instruments, Inc.	247,580
660		Xilinx, Inc.	14,487
			1,614,838
		Software: 2.8%
2,816	@	Adobe Systems, Inc.	105,459
1,122	@	Autodesk, Inc.	39,023
3,081		Automatic Data Processing, Inc.	145,855
2,025	@	BMC Software, Inc.	55,121
2,751		CA, Inc.	65,171
733	@	Citrix Systems, Inc.	26,542
3,089	@	Compuware Corp.	24,063
1,731	@	Electronic Arts, Inc.	96,382
3,557		First Data Corp.	149,394
931	@	Fiserv, Inc.	43,841
1,211		IMS Health, Inc.	32,261
1,872	@	Intuit, Inc.	60,072
42,064		Microsoft Corp.	1,149,609
1,826	@	Novell, Inc.	11,175
18,705	@	Oracle Corp.	331,827
860	@	Parametric Technology Corp.	15,016
			2,350,811
		Telecommunications: 4.9%
540		Alltel Corp.	29,970
18,728		AT&T, Inc.	609,784
3,364	@	Avaya, Inc.	38,484
9,200		BellSouth Corp.	393,300
708		CenturyTel, Inc.	28,086
49,845	@	Cisco Systems, Inc.	1,146,435
1,760		Citizens Communications Co.	24,710
317	@	Comverse Technology, Inc.	6,796
7,150	@	Corning, Inc.	174,532
765		Embarq Corp.	37,003
2,700	@	Juniper Networks, Inc.	46,656
16,013		Motorola, Inc.	400,325
7,734		Qualcomm, Inc.	281,131
7,500	@	Qwest Communications International, Inc.	65,400
15,202		Sprint Nextel Corp.	260,714
1,861	@	Tellabs, Inc.	20,397
14,083		Verizon Communications, Inc.	522,902
2,258		Windstream Corp.	29,783
			4,116,408
		Textiles: 0.0%
769		Cintas Corp.	31,398
			31,398
		Toys/Games/Hobbies: 0.1%
796		Hasbro, Inc.	18,109
2,230		Mattel, Inc.	43,931
			62,040
		Transportation: 0.9%
1,747		Burlington Northern Santa Fe Corp.	128,300
2,364		CSX Corp.	77,610
1,386		FedEx Corp.	150,630
3,144		Norfolk Southern Corp.	138,493

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 6	as of September 30, 2006 (Unaudited) (continued)

Shares		Value

	Transportation (continued)
1,320	Union Pacific Corp.	$116,160
2,064	United Parcel Service, Inc.	148,480
		759,673

	Total Common Stock
	(Cost $56,352,911)	60,551,810

Principal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 24.9%

		Federal Home Loan Mortgage Corporation: 3.0%
$3,205,000		5.220%, due 01/15/12		$2,502,971
				2,502,971

		Federal National Mortgage Association: 19.9%
18,452,000		4.960%, due 11/15/11		14,670,576
2,840,000		5.360%, due 02/12/12		2,197,760
				16,868,336

		Financing Corporation: 2.0%
2,135,000		5.040%, due 12/06/11		1,687,653
				1,687,653

		Total U.S. Government Agency Obligations
		(Cost $21,523,599)		21,058,960

U.S. TREASURY OBLIGATIONS: 3.2%

		U.S. Treasury STRIP: 3.2%
3,482,000		4.550%, due 02/15/12		2,734,735

		Total U.S. Treasury Obligations
		(Cost $2,715,000)		2,734,735

		Total Long-Term Investments
		(Cost $80,591,510)		84,345,505

SHORT-TERM INVESTMENTS: 0.3%

		Repurchase Agreements: 0.3%
220,000		Goldman Sachs Repurchase Agreement dated 09/29/06, 5.320%, due 10/02/06, $220,098 to be received upon repurchase (Collateralized by $225,000 Federal Home Loan Bank, 3.200%, Market Value plus accrued interest $226,626, due 11/29/06).		220,000

		Total Short-Term Investments
		(Cost $220,000)		220,000

		Total Investments in Securities
		(Cost $80,811,510)*	100.1%	$84,565,505
		Other Assets and Liabilities - Net	(0.1)	(48,814)
		Net Assets	100.0%	$84,516,691

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities

	*	Cost for federal income tax purposes is $81,786,906.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,531,272
		Gross Unrealized Depreciation		(1,752,673)
		Net Unrealized Appreciation		$2,778,599

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 7	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 69.9%

		Advertising: 0.2%
1,160		Omnicom Group	$108,576
			108,576
		Aerospace/Defense: 1.8%
4,010		Boeing Co.	316,189
2,540		General Dynamics Corp.	182,042
560		Goodrich Corp.	22,691
410		L-3 Communications Holdings, Inc.	32,115
1,850		Lockheed Martin Corp.	159,211
1,216		Northrop Grumman Corp.	82,773
2,817		Raytheon Co.	135,244
670		Rockwell Collins, Inc.	36,743
3,740		United Technologies Corp.	236,929
			1,203,937
		Agriculture: 1.2%
7,850		Altria Group, Inc.	600,918
2,430		Archer-Daniels-Midland Co.	92,048
780		Monsanto Co.	36,668
640		Reynolds American, Inc.	39,661
560		UST, Inc.	30,705
			800,000
		Airlines: 0.1%
4,540		Southwest Airlines Co.	75,636
			75,636
		Apparel: 0.4%
2,710	@	Coach, Inc.	93,224
630		Jones Apparel Group, Inc.	20,437
630		Liz Claiborne, Inc.	24,891
960		Nike, Inc.	84,115
420		VF Corp.	30,639
			253,306
		Auto Manufacturers: 0.3%
6,850		Ford Motor Co.	55,417
2,000		General Motors Corp.	66,520
990		Paccar, Inc.	56,450
			178,387
		Auto Parts & Equipment: 0.1%
1,280	@	Goodyear Tire & Rubber Co.	18,560
660		Johnson Controls, Inc.	47,348
			65,908
		Banks: 4.7%
1,320		AmSouth Bancorp.	38,333
17,175		Bank of America Corp.	920,065
3,200		Bank of New York Co., Inc.	112,832
2,040		BB&T Corp.	89,311

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 7	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Banks (continued)
810		Comerica, Inc.	$46,105
630		Compass Bancshares, Inc.	35,897
2,000		Fifth Third Bancorp.	76,160
380		First Horizon National Corp.	14,444
670		Huntington Bancshares, Inc.	16,033
1,750		Keycorp	65,520
330		M&T Bank Corp.	39,587
610		Marshall & Ilsley Corp.	29,390
1,730		Mellon Financial Corp.	67,643
2,660		National City Corp.	97,356
1,880		North Fork Bancorp., Inc.	53,843
670		Northern Trust Corp.	39,148
1,130		PNC Financial Services Group, Inc.	81,857
1,980		Regions Financial Corp.	72,844
1,230		State Street Corp.	76,752
1,350		SunTrust Banks, Inc.	104,328
1,190		Synovus Financial Corp.	34,950
8,850		US Bancorp.	293,997
5,890		Wachovia Corp.	328,662
12,660		Wells Fargo & Co.	458,039
360		Zions Bancorp.	28,732
			3,221,828
		Beverages: 1.7%
3,940		Anheuser-Busch Cos., Inc.	187,189
490		Brown-Forman Corp.	37,559
10,400		Coca-Cola Co.	464,672
1,240		Coca-Cola Enterprises, Inc.	25,829
660	@	Constellation Brands, Inc.	18,995
660		Pepsi Bottling Group, Inc.	23,430
6,180		PepsiCo, Inc.	403,307
			1,160,981
		Biotechnology: 0.7%
4,420	@	Amgen, Inc.	316,163
1,320	@	Biogen Idec, Inc.	58,978
1,060	@	Genzyme Corp.	71,518
320	@	Millipore Corp.	19,616
			466,275
		Building Materials: 0.2%
670		American Standard Cos., Inc.	28,120
1,660		Masco Corp.	45,517
400		Vulcan Materials Co.	31,300
			104,937
		Chemicals: 0.9%
370		Air Products & Chemicals, Inc.	24,557
300		Ashland, Inc.	19,134
3,510		Dow Chemical Co.	136,820
300		Ecolab, Inc.	12,846
3,640		EI DuPont de Nemours & Co.	155,938
290		International Flavors & Fragrances, Inc.	11,467
1,080		PPG Industries, Inc.	72,446
1,140		Praxair, Inc.	67,442
830		Rohm & Haas Co.	39,301
580		Sherwin-Williams Co.	32,352
300		Sigma-Aldrich Corp.	22,701
			595,004

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 7	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Commercial Services: 0.5%
660	@	Apollo Group, Inc.	$32,498
790		Equifax, Inc.	29,001
1,370		H&R Block, Inc.	29,784
2,070		McKesson Corp.	109,130
980		Moody’s Corp.	64,072
1,410		Paychex, Inc.	51,959
670		Robert Half International, Inc.	22,760
680		RR Donnelley & Sons Co.	22,413
			361,617
		Computers: 3.0%
100	@	Affiliated Computer Services, Inc.	5,186
1,270	@	Apple Computer, Inc.	97,828
610	@	Computer Sciences Corp.	29,963
8,600	@	Dell, Inc.	196,424
2,010		Electronic Data Systems Corp.	49,285
9,760	@	EMC Corp.	116,925
17,510		Hewlett-Packard Co.	642,442
7,920		International Business Machines Corp.	648,965
630	@	Lexmark International, Inc.	36,326
670	@	NCR Corp.	26,452
1,320	@	Network Appliance, Inc.	48,853
660	@	Sandisk Corp.	35,336
13,660	@	Sun Microsystems, Inc.	67,890
1,710	@	Unisys Corp.	9,679
			2,011,554
		Cosmetics/Personal Care: 1.5%
280		Alberto-Culver Co.	14,165
1,880		Avon Products, Inc.	57,641
2,060		Colgate-Palmolive Co.	127,926
560		Estee Lauder Cos., Inc.	22,585
12,403		Procter & Gamble Co.	768,738
			991,055
		Distribution/Wholesale: 0.0%
262		Genuine Parts Co.	11,300
310		WW Grainger, Inc.	20,776
			32,076
		Diversified Financial Services: 6.4%
4,490		American Express Co.	251,799
834		Ameriprise Financial, Inc.	39,115
620		Bear Stearns Cos., Inc.	86,862
1,100		Capital One Financial Corp.	86,526
3,780		Charles Schwab Corp.	67,662
140		Chicago Mercantile Exchange Holdings, Inc.	66,955
930		CIT Group, Inc.	45,226
18,700		Citigroup, Inc.	928,829
2,320		Countrywide Financial Corp.	81,293
1,320	@	E*Trade Financial Corp.	31,574
3,500		Fannie Mae	195,685
240		Federated Investors, Inc.	8,114
630		Franklin Resources, Inc.	66,623
2,760		Freddie Mac	183,071
2,190		Goldman Sachs Group, Inc.	370,482
780		Janus Capital Group, Inc.	15,382
17,680		JPMorgan Chase & Co.	830,253
2,680		Lehman Brothers Holdings, Inc.	197,945

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 7	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Diversified Financial Services (continued)
3,500		Merrill Lynch & Co., Inc.	$273,770
5,460		Morgan Stanley	398,089
1,720		SLM Corp.	89,406
860		T. Rowe Price Group, Inc.	41,151
			4,355,812
		Electric: 2.0%
2,620	@	AES Corp.	53,422
660	@	Allegheny Energy, Inc.	26,512
1,910		American Electric Power Co., Inc.	69,467
1,300		Centerpoint Energy, Inc.	18,616
1,540	@	CMS Energy Corp.	22,238
280		Consolidated Edison, Inc.	12,936
730		Constellation Energy Group, Inc.	43,216
640		Dominion Resources, Inc.	48,954
5,280		Duke Energy Corp.	159,456
1,370		Edison International	57,047
900		Entergy Corp.	70,407
2,860		Exelon Corp.	173,144
1,750		FirstEnergy Corp.	97,755
1,720		FPL Group, Inc.	77,400
1,740		PG&E Corp	72,471
560		Pinnacle West Capital Corp.	25,228
1,540		PPL Corp.	50,666
400		Progress Energy, Inc.	18,152
960		Public Service Enterprise Group, Inc.	58,742
1,260		Southern Co.	43,420
1,940		TXU Corp.	121,289
2,000		Xcel Energy, Inc.	41,300
			1,361,838
		Electrical Components & Equipment: 0.2%
1,610		Emerson Electric Co.	135,015
660		Molex, Inc.	25,720
			160,735
		Electronics: 0.3%
2,060	@	Agilent Technologies, Inc.	67,341
1,160		Applera Corp. - Applied Biosystems Group	38,408
540	@	Fisher Scientific International, Inc.	42,250
610		Jabil Circuit, Inc.	17,428
630		PerkinElmer, Inc.	11,926
580	@	Thermo Electron Corp.	22,811
560	@	Waters Corp.	25,357
			225,521
		Entertainment: 0.1%
1,370		International Game Technology	56,855
			56,855
		Environmental Control: 0.1%
2,080		Waste Management, Inc.	76,294
			76,294
		Food: 0.9%
1,230		Campbell Soup Co.	44,895
1,960		ConAgra Foods, Inc.	47,981
660	@	Dean Foods Co.	27,733
2,250		General Mills, Inc.	127,350
1,720		HJ Heinz Co.	72,120

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 7	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Food (continued)
910		Kellogg Co.	$45,063
2,620		Kroger Co.	60,627
640		McCormick & Co., Inc.	24,307
1,880		Safeway, Inc.	57,058
3,269		Sara Lee Corp.	52,533
934		Supervalu, Inc.	27,693
660		Whole Foods Market, Inc.	39,224
			626,584
		Forest Products & Paper: 0.3%
1,880		International Paper Co.	65,104
650		Louisiana-Pacific Corp.	12,201
610		MeadWestvaco Corp.	16,171
650		Plum Creek Timber Co., Inc.	22,126
740		Temple-Inland, Inc.	29,674
380		Weyerhaeuser Co.	23,381
			168,657
		Gas: 0.1%
300		KeySpan Corp.	12,342
320		Nicor, Inc.	13,683
1,290		Sempra Energy	64,823
			90,848
		Hand/Machine Tools: 0.1%
400		Black & Decker Corp.	31,740
240		Snap-On, Inc.	10,692
270		Stanley Works	13,460
			55,892
		Healthcare — Products: 1.5%
2,480		Baxter International, Inc.	112,741
860		Becton Dickinson & Co.	60,776
1,800	@	Boston Scientific Corp.	26,622
400		CR Bard, Inc.	30,000
11,140		Johnson & Johnson	723,432
520	@	St. Jude Medical, Inc.	18,351
220		Stryker Corp.	10,910
880	@	Zimmer Holdings, Inc.	59,400
			1,042,232
		Healthcare — Services: 1.6%
3,860		Aetna, Inc.	152,663
1,105	@	Coventry Health Care, Inc.	56,930
1,100	@	Humana, Inc.	72,699
630	@	Laboratory Corp. of America Holdings	41,309
300		Manor Care, Inc.	15,684
600		Quest Diagnostics	36,696
8,460		UnitedHealth Group, Inc.	416,232
4,080	@	WellPoint, Inc.	314,364
			1,106,577
		Home Furnishings: 0.1%
320		Harman International Industries, Inc.	26,701
220		Whirlpool Corp.	18,504
			45,205
		Household Products/Wares: 0.2%
100		Avery Dennison Corp.	6,017
570		Clorox Co.	35,910

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 7	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Household Products/Wares (continued)
210		Fortune Brands, Inc.	$15,773
1,660		Kimberly-Clark Corp.	108,498
			166,198
		Housewares: 0.1%
1,300		Newell Rubbermaid, Inc.	36,816
			36,816
		Insurance: 3.7%
1,160	@@	ACE Ltd.	63,487
2,000		Aflac, Inc.	91,520
3,400		Allstate Corp.	213,282
400		AMBAC Financial Group, Inc.	33,100
9,750		American International Group, Inc.	646,035
1,120		AON Corp.	37,934
2,440		Chubb Corp.	126,782
430		Cigna Corp.	50,018
606		Cincinnati Financial Corp.	29,124
1,640		Genworth Financial, Inc.	57,416
1,490		Hartford Financial Services Group, Inc.	129,258
1,429		Lincoln National Corp.	88,712
2,100		Loews Corp.	79,590
560		MBIA, Inc.	34,406
3,880		Metlife, Inc.	219,918
510		MGIC Investment Corp.	30,585
1,360		Principal Financial Group	73,821
2,820		Progressive Corp.	69,203
2,540		Prudential Financial, Inc.	193,675
740		Safeco Corp.	43,608
2,490		St. Paul Travelers Cos., Inc.	116,756
410		Torchmark Corp.	25,875
1,450		UnumProvident Corp.	28,116
700	@@	XL Capital Ltd.	48,090
			2,530,311
		Internet: 0.9%
1,220	@	Amazon.com, Inc.	39,186
4,150	@	eBay, Inc.	117,694
760	@	Google, Inc.	305,444
560	@	Monster Worldwide, Inc.	20,266
4,475	@	Symantec Corp.	95,228
920	@	VeriSign, Inc.	18,584
			596,402
		Iron/Steel: 0.2%
2,160		Nucor Corp.	106,898
860		United States Steel Corp.	49,605
			156,503
		Leisure Time: 0.2%
610		Brunswick Corp.	19,026
650		Carnival Corp.	30,570
1,000		Harley-Davidson, Inc.	62,750
110		Sabre Holdings Corp.	2,573
			114,919
		Lodging: 0.2%
1,170		Hilton Hotels Corp.	32,585
1,420		Marriott International, Inc.	54,869
670		Starwood Hotels & Resorts Worldwide, Inc.	38,317
704	@	Wyndham Worldwide Corp.	19,691
			145,462

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 7	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Machinery — Construction & Mining: 0.2%
2,420		Caterpillar, Inc.	$159,236
			159,236
		Machinery — Diversified: 0.1%
240		Cummins, Inc.	28,615
380		Deere & Co.	31,886
670		Rockwell Automation, Inc.	38,927
			99,428
		Media: 1.9%
4,145		CBS Corp. - Class B	116,765
780		Clear Channel Communications, Inc.	22,503
7,720	@	Comcast Corp.	284,482
900		Gannett Co., Inc.	51,147
2,410		McGraw-Hill Cos., Inc.	139,852
240		Meredith Corp.	11,839
15,150		News Corp., Inc.	297,698
6,090		Time Warner, Inc.	111,021
780	@	Univision Communications, Inc.	26,785
8,000		Walt Disney Co.	247,280
			1,309,372
		Mining: 0.4%
3,420		Alcoa, Inc.	95,897
260		Freeport-McMoRan Copper & Gold, Inc.	13,848
1,760		Newmont Mining Corp.	75,240
680		Phelps Dodge Corp.	57,596
			242,581
		Miscellaneous Manufacturing: 3.6%
2,730		3M Co.	203,167
610	@	Cooper Industries Ltd.	51,984
1,080		Danaher Corp.	74,164
670		Dover Corp.	31,785
1,100		Eastman Kodak Co.	24,640
730		Eaton Corp.	50,261
39,100		General Electric Co.	1,380,230
4,110		Honeywell International, Inc.	168,099
1,460		Illinois Tool Works, Inc.	65,554
1,460	@@	Ingersoll-Rand Co.	55,451
680		ITT Corp.	34,864
660		Leggett & Platt, Inc.	16,520
460		Parker Hannifin Corp.	35,756
490		Textron, Inc.	42,875
7,700	@@	Tyco International Ltd.	215,523
			2,450,873
		Office/Business Equipment: 0.1%
660		Pitney Bowes, Inc.	29,284
3,780	@	Xerox Corp.	58,817
			88,101
		Oil & Gas: 6.6%
1,720		Anadarko Petroleum Corp.	75,388
1,040		Apache Corp.	65,728
600		Chesapeake Energy Corp.	17,388

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 7	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Oil & Gas (continued)
10,045		Chevron Corp.	$651,519
7,462		ConocoPhillips	444,213
1,480		Devon Energy Corp.	93,462
1,010		EOG Resources, Inc.	65,701
33,860		ExxonMobil Corp.	2,271,991
940		Hess Corp.	38,935
2,090		Marathon Oil Corp.	160,721
660		Murphy Oil Corp.	31,383
880	@, @@	Nabors Industries Ltd.	26,180
3,880		Occidental Petroleum Corp.	186,667
440		Rowan Cos., Inc.	13,917
780		Sunoco, Inc.	48,508
500	@	Transocean, Inc.	36,615
3,380		Valero Energy Corp.	173,969
1,320		XTO Energy, Inc.	55,612
			4,457,897
		Oil & Gas Services: 0.7%
520		Baker Hughes, Inc.	35,464
400		BJ Services Co.	12,052
5,070		Halliburton Co.	144,242
200	@	National Oilwell Varco, Inc.	11,710
3,860		Schlumberger Ltd.	239,436
			442,904
		Packaging & Containers: 0.1%
630		Ball Corp.	25,484
400		Bemis Co.	13,144
660	@	Pactiv Corp.	18,757
480		Sealed Air Corp.	25,978
			83,363
		Pharmaceuticals: 4.1%
5,620		Abbott Laboratories	272,907
230		Allergan, Inc.	25,900
1,400		AmerisourceBergen Corp.	63,280
540	@	Barr Pharmaceuticals, Inc.	28,048
1,520		Cardinal Health, Inc.	99,925
1,710		Caremark Rx, Inc.	96,906
900	@	Express Scripts, Inc.	67,941
1,220	@	Forest Laboratories, Inc.	61,744
1,860	@	Gilead Sciences, Inc.	127,782
1,100	@	Hospira, Inc.	42,097
1,600	@	King Pharmaceuticals, Inc.	27,248
1,350	@	Medco Health Solutions, Inc.	81,149
13,920		Merck & Co., Inc.	583,248
660		Mylan Laboratories	13,286
27,570		Pfizer, Inc.	781,885
5,840		Schering-Plough Corp.	129,006
560	@	Watson Pharmaceuticals, Inc.	14,655
4,920		Wyeth	250,133
			2,767,140
		Pipelines: 0.1%
2,300		El Paso Corp.	31,372
2,030		Williams Cos., Inc.	48,456
			79,828
		Real Estate: 0.0%
1,380	@	Realogy Corp.	31,298
			31,298

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 7	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Real Estate Investment Trusts: 0.3%
620		Apartment Investment & Management Co.	$33,734
1,400		Equity Office Properties Trust	55,664
320		Public Storage, Inc.	27,517
660		Simon Property Group, Inc.	59,809
			176,724
		Retail: 4.6%
600	@	Autonation, Inc.	12,540
220	@	Autozone, Inc.	22,726
1,090	@	Bed Bath & Beyond, Inc.	41,703
1,455		Best Buy Co., Inc.	77,930
700	@	Big Lots, Inc.	13,867
640		Circuit City Stores, Inc.	16,070
2,290		Costco Wholesale Corp.	113,767
3,200		CVS Corp.	102,784
580		Darden Restaurants, Inc.	24,633
1,000		Family Dollar Stores, Inc.	29,240
3,538		Federated Department Stores, Inc.	152,877
2,800		Gap, Inc.	53,060
7,720		Home Depot, Inc.	280,004
880		JC Penney Co., Inc.	60,183
2,170	@	Kohl’s Corp.	140,876
1,420		Limited Brands, Inc.	37,616
5,680		Lowe’s Cos., Inc.	159,381
7,700		McDonald’s Corp.	301,224
760		Nordstrom, Inc.	32,148
1,760	@	Office Depot, Inc.	69,872
400		OfficeMax, Inc.	16,296
490	@	Sears Holding Corp.	77,464
2,735		Staples, Inc.	66,543
4,760	@	Starbucks Corp.	162,078
3,170		Target Corp.	175,143
1,730		TJX Cos., Inc.	48,492
9,420		Wal-Mart Stores, Inc.	464,594
6,460		Walgreen Co.	286,759
740		Wendy’s International, Inc.	49,580
990		Yum! Brands, Inc.	51,530
			3,140,980
		Savings & Loans: 0.3%
910		Golden West Financial Corp.	70,298
335		Sovereign Bancorp., Inc.	7,206
3,625		Washington Mutual, Inc.	157,579
			235,083
		Semiconductors: 1.9%
3,140	@	Advanced Micro Devices, Inc.	78,029
1,600	@	Altera Corp.	29,408
1,850		Analog Devices, Inc.	54,372
6,050		Applied Materials, Inc.	107,267
1,980	@	Freescale Semiconductor, Inc.	75,260
21,910		Intel Corp.	450,689
1,060		Linear Technology Corp.	32,987
1,420	@	LSI Logic Corp.	11,672
1,120		Maxim Integrated Products	31,438
4,610	@	Micron Technology, Inc.	80,214
2,020		National Semiconductor Corp.	47,531

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 7	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Semiconductors (continued)
660	@	Novellus Systems, Inc.	$18,256
1,540	@	Nvidia Corp.	45,569
800	@	QLogic Corp.	15,120
5,780		Texas Instruments, Inc.	192,185
520		Xilinx, Inc.	11,414
			1,281,411
		Software: 2.7%
2,400	@	Adobe Systems, Inc.	89,880
780	@	Autodesk, Inc.	27,128
2,200		Automatic Data Processing, Inc.	104,148
1,450	@	BMC Software, Inc.	39,469
1,870		CA, Inc.	44,300
950	@	Citrix Systems, Inc.	34,400
2,160	@	Compuware Corp.	16,826
1,160	@	Electronic Arts, Inc.	64,589
2,840		First Data Corp.	119,280
810	@	Fiserv, Inc.	38,143
270		IMS Health, Inc.	7,193
1,320	@	Intuit, Inc.	42,359
33,030		Microsoft Corp.	902,710
2,000	@	Novell, Inc.	12,240
14,660	@	Oracle Corp.	260,068
688	@	Parametric Technology Corp.	12,012
			1,814,745
		Telecommunications: 4.8%
440		Alltel Corp.	24,420
14,645		AT&T, Inc.	476,841
1,720	@	Avaya, Inc.	19,677
7,240		BellSouth Corp.	309,510
670		CenturyTel, Inc.	26,579
39,060	@	Cisco Systems, Inc.	898,380
1,540		Citizens Communications Co.	21,622
670	@	Comverse Technology, Inc.	14,365
5,790	@	Corning, Inc.	141,334
661		Embarq Corp.	31,973
2,100	@	Juniper Networks, Inc.	36,288
12,580		Motorola, Inc.	314,500
6,320		Qualcomm, Inc.	229,732
5,900	@	Qwest Communications International, Inc.	51,448
11,943		Sprint Nextel Corp.	204,822
1,880	@	Tellabs, Inc.	20,605
11,000		Verizon Communications, Inc.	408,430
1,754		Windstream Corp.	23,135
			3,253,661
		Textiles: 0.0%
640		Cintas Corp.	26,131
			26,131
		Toys/Games/Hobbies: 0.1%
1,160		Hasbro, Inc.	26,390
1,720		Mattel, Inc.	33,884
			60,274
		Transportation: 0.8%
1,490		Burlington Northern Santa Fe Corp.	109,426
1,380		CSX Corp.	45,305
1,090		FedEx Corp.	118,461

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 7	as of September 30, 2006 (Unaudited) (continued)

Shares		Value

	Transportation (continued)
2,120	Norfolk Southern Corp.	$93,386
1,040	Union Pacific Corp.	91,520
1,620	United Parcel Service, Inc.	116,543
		574,641

	Total Common Stock
	(Cost $44,398,078)	47,526,409

Principal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.1%

		Financing Corporation: 6.1%
$2,000,000		5.280%, due 05/11/12		$1,537,518
1,591,000		5.330%, due 03/26/12		1,226,924
1,814,000		5.350%, due 03/07/12		1,400,827

		Total U.S. Government Agency Obligations
		(Cost $4,221,658)		4,165,269

OTHER BONDS: 15.9%

		Government Trust Certificate: 15.9%
14,000,000		Israel Aid Bond, 4.690%, due 05/15/12		10,818,150

		Total Other Bonds
		(Cost $10,892,429)		10,818,150

U.S. TREASURY OBLIGATIONS: 7.7%

		U.S. Treasury STRIP: 7.7%
6,705,000		4.550%, due 02/15/12		5,266,053

		Total U.S. Treasury Obligations
		(Cost $5,148,434)		5,266,053

		Total Long-Term Investments
		(Cost $64,660,599)		67,775,881

SHORT-TERM INVESTMENTS: 0.4%

		Repurchase Agreements: 0.4%
280,000		Goldman Sachs Repurchase Agreement dated 09/29/06, 5.320%, due 10/02/06, $280,124 to be received upon repurchase (Collateralized by $285,000 Federal Home Loan Bank, 3.200%, Market Value plus accrued interest $287,060, due 11/29/06).		280,000

		Total Short-Term Investments
		(Cost $280,000)		280,000

		Total Investments in Securities
		(Cost $64,940,599)*	100.0%	$68,055,881
		Other Assets and Liabilities - Net	(0.0)	(30,475)
		Net Assets	100.0%	$68,025,406

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities

	*	Cost for federal income tax purposes is $65,819,709.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$3,312,222
		Gross Unrealized Depreciation		(1,076,050)
		Net Unrealized Appreciation		$2,236,172

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 8	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 71.8%

		Advertising: 0.2%
660		Omnicom Group	$61,776
			61,776
		Aerospace/Defense: 1.8%
2,480		Boeing Co.	195,548
1,630		General Dynamics Corp.	116,822
440		Goodrich Corp.	17,829
300		L-3 Communications Holdings, Inc.	23,499
1,150		Lockheed Martin Corp.	98,969
770		Northrop Grumman Corp.	52,414
1,641		Raytheon Co.	78,784
490		Rockwell Collins, Inc.	26,872
2,250		United Technologies Corp.	142,538
			753,275
		Agriculture: 1.2%
4,870		Altria Group, Inc.	372,799
1,480		Archer-Daniels-Midland Co.	56,062
520		Monsanto Co.	24,445
420		Reynolds American, Inc.	26,027
440		UST, Inc.	24,125
			503,458
		Airlines: 0.1%
3,030		Southwest Airlines Co.	50,480
			50,480
		Apparel: 0.3%
1,460	@	Coach, Inc.	50,224
340		Jones Apparel Group, Inc.	11,030
320		Liz Claiborne, Inc.	12,643
450		Nike, Inc.	39,429
290		VF Corp.	21,156
			134,482
		Auto Manufacturers: 0.3%
4,230		Ford Motor Co.	34,221
1,300		General Motors Corp.	43,238
100	@	Navistar International Corp.	2,582
735		Paccar, Inc.	41,910
			121,951
		Auto Parts & Equipment: 0.1%
660	@	Goodyear Tire & Rubber Co.	9,570
490		Johnson Controls, Inc.	35,153
			44,723
		Banks: 4.9%
830		AmSouth Bancorp.	24,103
10,593		Bank of America Corp.	567,467
1,660		Bank of New York Co., Inc.	58,532

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 8	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Banks (continued)
1,220		BB&T Corp.	$53,412
440		Comerica, Inc.	25,045
440		Compass Bancshares, Inc.	25,071
1,150		Fifth Third Bancorp.	43,792
440		First Horizon National Corp.	16,724
620		Huntington Bancshares, Inc.	14,837
930		Keycorp	34,819
220		M&T Bank Corp.	26,391
540		Marshall & Ilsley Corp.	26,017
980		Mellon Financial Corp.	38,318
1,650		National City Corp.	60,390
1,200		North Fork Bancorp., Inc.	34,368
440		Northern Trust Corp.	25,709
660		PNC Financial Services Group, Inc.	47,810
1,450		Regions Financial Corp.	53,346
780		State Street Corp.	48,672
830		SunTrust Banks, Inc.	64,142
708		Synovus Financial Corp.	20,794
5,500		US Bancorp.	182,710
3,670		Wachovia Corp.	204,786
7,880		Wells Fargo & Co.	285,098
100		Zions Bancorp.	7,981
			1,990,334
		Beverages: 1.8%
2,410		Anheuser-Busch Cos., Inc.	114,499
320		Brown-Forman Corp.	24,528
6,460		Coca-Cola Co.	288,633
780		Coca-Cola Enterprises, Inc.	16,247
540	@	Constellation Brands, Inc.	15,541
440		Pepsi Bottling Group, Inc.	15,620
3,810		PepsiCo, Inc.	248,641
			723,709
		Biotechnology: 0.7%
2,640	@	Amgen, Inc.	188,839
830	@	Biogen Idec, Inc.	37,084
610	@	Genzyme Corp.	41,157
220	@	Millipore Corp.	13,486
			280,566
		Building Materials: 0.2%
490		American Standard Cos., Inc.	20,565
1,050		Masco Corp.	28,791
220		Vulcan Materials Co.	17,215
			66,571
		Chemicals: 0.9%
200		Air Products & Chemicals, Inc.	13,274
220		Ashland, Inc.	14,032
2,200		Dow Chemical Co.	85,756
2,030		EI DuPont de Nemours & Co.	86,965
220		International Flavors & Fragrances, Inc.	8,699
560		PPG Industries, Inc.	37,565
830		Praxair, Inc.	49,103
440		Rohm & Haas Co.	20,834
320		Sherwin-Williams Co.	17,850
200		Sigma-Aldrich Corp.	15,134
			349,212

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 8	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Commercial Services: 0.5%
490	@	Apollo Group, Inc.	$24,128
580		Equifax, Inc.	21,292
780		H&R Block, Inc.	16,957
1,170		McKesson Corp.	61,682
540		Moody’s Corp.	35,305
830		Paychex, Inc.	30,586
490		Robert Half International, Inc.	16,645
540		RR Donnelley & Sons Co.	17,798
			224,393
		Computers: 3.1%
50	@	Affiliated Computer Services, Inc.	2,593
830	@	Apple Computer, Inc.	63,935
540	@	Computer Sciences Corp.	26,525
5,250	@	Dell, Inc.	119,910
1,320		Electronic Data Systems Corp.	32,366
5,330	@	EMC Corp.	63,853
11,080		Hewlett-Packard Co.	406,525
4,740		International Business Machines Corp.	388,396
420	@	Lexmark International, Inc.	24,217
560	@	NCR Corp.	22,109
780	@	Network Appliance, Inc.	28,868
490	@	Sandisk Corp.	26,235
8,580	@	Sun Microsystems, Inc.	42,643
1,050	@	Unisys Corp.	5,943
			1,254,118
		Cosmetics/Personal Care: 1.5%
320		Alberto-Culver Co.	16,189
1,050		Avon Products, Inc.	32,193
1,320		Colgate-Palmolive Co.	81,972
320		Estee Lauder Cos., Inc.	12,906
7,632		Procter & Gamble Co.	473,031
			616,291
		Distribution/Wholesale: 0.1%
398		Genuine Parts Co.	17,166
220		WW Grainger, Inc.	14,744
			31,910
		Diversified Financial Services: 6.6%
2,890		American Express Co.	162,071
640		Ameriprise Financial, Inc.	30,016
340		Bear Stearns Cos., Inc.	47,634
680		Capital One Financial Corp.	53,489
2,690		Charles Schwab Corp.	48,151
90		Chicago Mercantile Exchange Holdings, Inc.	43,043
540		CIT Group, Inc.	26,260
11,600		Citigroup, Inc.	576,172
1,610		Countrywide Financial Corp.	56,414
780	@	E*Trade Financial Corp.	18,658
2,150		Fannie Mae	120,207
320		Federated Investors, Inc.	10,819
390		Franklin Resources, Inc.	41,243
1,590		Freddie Mac	105,465
1,360		Goldman Sachs Group, Inc.	230,071
560		Janus Capital Group, Inc.	11,043
10,900		JPMorgan Chase & Co.	511,864
1,690		Lehman Brothers Holdings, Inc.	124,823

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 8	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Diversified Financial Services (continued)
2,200		Merrill Lynch & Co., Inc.	$172,084
3,360		Morgan Stanley	244,978
830		SLM Corp.	43,143
780		T. Rowe Price Group, Inc.	37,323
			2,714,971
		Electric: 2.0%
1,810	@	AES Corp.	36,906
490	@	Allegheny Energy, Inc.	19,683
1,200		American Electric Power Co., Inc.	43,644
780		Centerpoint Energy, Inc.	11,170
660	@	CMS Energy Corp.	9,530
220		Consolidated Edison, Inc.	10,164
460		Constellation Energy Group, Inc.	27,232
380		Dominion Resources, Inc.	29,066
3,258		Duke Energy Corp.	98,392
780		Edison International	32,479
500		Entergy Corp.	39,115
1,640		Exelon Corp.	99,286
1,070		FirstEnergy Corp.	59,770
1,050		FPL Group, Inc.	47,250
830		PG&E Corp	34,570
440		Pinnacle West Capital Corp.	19,822
970		PPL Corp.	31,913
300		Progress Energy, Inc.	13,614
620		Public Service Enterprise Group, Inc.	37,938
790		Southern Co.	27,223
1,210		TXU Corp.	75,649
1,270		Xcel Energy, Inc.	26,226
			830,642
		Electrical Components & Equipment: 0.2%
980		Emerson Electric Co.	82,183
490		Molex, Inc.	19,095
			101,278
		Electronics: 0.4%
1,370	@	Agilent Technologies, Inc.	44,785
540		Applera Corp. - Applied Biosystems Group	17,879
320	@	Fisher Scientific International, Inc.	25,037
440		Jabil Circuit, Inc.	12,571
540		PerkinElmer, Inc.	10,222
490	@	Thermo Electron Corp.	19,272
440	@	Waters Corp.	19,923
			149,689
		Entertainment: 0.1%
780		International Game Technology	32,370
			32,370
		Environmental Control: 0.1%
1,320		Waste Management, Inc.	48,418
			48,418
		Food: 0.9%
490		Campbell Soup Co.	17,885
1,200		ConAgra Foods, Inc.	29,376
440	@	Dean Foods Co.	18,489
1,450		General Mills, Inc.	82,070
1,060		HJ Heinz Co.	44,446

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 8	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Food (continued)
660		Kellogg Co.	$32,683
1,710		Kroger Co.	39,569
490		McCormick & Co., Inc.	18,610
980		Safeway, Inc.	29,743
2,018		Sara Lee Corp.	32,429
504		Supervalu, Inc.	14,944
440		Whole Foods Market, Inc.	26,149
			386,393
		Forest Products & Paper: 0.3%
1,200		International Paper Co.	41,556
320		Louisiana-Pacific Corp.	6,006
540		MeadWestvaco Corp.	14,315
400		Plum Creek Timber Co., Inc.	13,616
320		Temple-Inland, Inc.	12,832
240		Weyerhaeuser Co.	14,767
			103,092
		Gas: 0.1%
100		Nicor, Inc.	4,276
780		Sempra Energy	39,195
			43,471
		Hand/Machine Tools: 0.1%
210		Black & Decker Corp.	16,664
100		Snap-On, Inc.	4,455
320		Stanley Works	15,952
			37,071
		Healthcare — Products: 1.6%
1,590		Baxter International, Inc.	72,281
490		Becton Dickinson & Co.	34,628
1,160	@	Boston Scientific Corp.	17,156
220		CR Bard, Inc.	16,500
6,950		Johnson & Johnson	451,333
330	@	St. Jude Medical, Inc.	11,646
300		Stryker Corp.	14,877
660	@	Zimmer Holdings, Inc.	44,550
			662,971
		Healthcare — Services: 1.7%
2,300		Aetna, Inc.	90,965
600	@	Coventry Health Care, Inc.	30,912
680	@	Humana, Inc.	44,941
240	@	Laboratory Corp. of America Holdings	15,737
200		Manor Care, Inc.	10,456
490		Quest Diagnostics	29,968
5,330		UnitedHealth Group, Inc.	262,236
2,570	@	WellPoint, Inc.	198,019
			683,234
		Home Furnishings: 0.1%
220		Harman International Industries, Inc.	18,357
100		Whirlpool Corp.	8,411
			26,768
		Household Products/Wares: 0.2%
100		Avery Dennison Corp.	6,017
100		Clorox Co.	6,300
190		Fortune Brands, Inc.	14,271
1,100		Kimberly-Clark Corp.	71,896
			98,484

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 8	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Housewares: 0.0%
660		Newell Rubbermaid, Inc.	$18,691
			18,691
		Insurance: 3.8%
640	@@	ACE Ltd.	35,027
1,150		Aflac, Inc.	52,624
1,980		Allstate Corp.	124,205
390		AMBAC Financial Group, Inc.	32,273
6,070		American International Group, Inc.	402,198
710		AON Corp.	24,048
1,560		Chubb Corp.	81,058
270		Cigna Corp.	31,406
490		Cincinnati Financial Corp.	23,549
1,130		Genworth Financial, Inc.	39,561
980		Hartford Financial Services Group, Inc.	85,015
704		Lincoln National Corp.	43,704
1,270		Loews Corp.	48,133
440		MBIA, Inc.	27,034
2,370		Metlife, Inc.	134,332
310		MGIC Investment Corp.	18,591
910		Principal Financial Group	49,395
1,710		Progressive Corp.	41,963
1,580		Prudential Financial, Inc.	120,475
520		Safeco Corp.	30,644
1,600		St. Paul Travelers Cos., Inc.	75,024
190		Torchmark Corp.	11,991
660		UnumProvident Corp.	12,797
400	@@	XL Capital Ltd.	27,480
			1,572,527
		Internet: 0.9%
780	@	Amazon.com, Inc.	25,054
2,640	@	eBay, Inc.	74,870
490	@	Google, Inc.	196,931
440	@	Monster Worldwide, Inc.	15,924
2,641	@	Symantec Corp.	56,200
170	@	VeriSign, Inc.	3,434
			372,413
		Iron/Steel: 0.2%
1,200		Nucor Corp.	59,388
420		United States Steel Corp.	24,226
			83,614
		Leisure Time: 0.2%
320		Brunswick Corp.	9,981
430		Carnival Corp.	20,223
710		Harley-Davidson, Inc.	44,553
320		Sabre Holdings Corp.	7,485
			82,242
		Lodging: 0.2%
660		Hilton Hotels Corp.	18,381
880		Marriott International, Inc.	34,003
540		Starwood Hotels & Resorts Worldwide, Inc.	30,883
474	@	Wyndham Worldwide Corp.	13,258
			96,525

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 8	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Machinery — Construction & Mining: 0.2%
1,540		Caterpillar, Inc.	$101,332
			101,332
		Machinery — Diversified: 0.2%
200		Cummins, Inc.	23,846
190		Deere & Co.	15,943
490		Rockwell Automation, Inc.	28,469
			68,258
		Media: 2.0%
2,640		CBS Corp. - Class B	74,369
520		Clear Channel Communications, Inc.	15,002
4,740	@	Comcast Corp.	174,669
320		EW Scripps Co.	15,338
600		Gannett Co., Inc.	34,098
1,380		McGraw-Hill Cos., Inc.	80,081
100		Meredith Corp.	4,933
9,410		News Corp., Inc.	184,907
3,800		Time Warner, Inc.	69,274
260	@	Univision Communications, Inc.	8,928
4,940		Walt Disney Co.	152,695
			814,294
		Mining: 0.4%
2,150		Alcoa, Inc.	60,286
140		Freeport-McMoRan Copper & Gold, Inc.	7,456
1,100		Newmont Mining Corp.	47,025
490		Phelps Dodge Corp.	41,503
			156,270
		Miscellaneous Manufacturing: 3.7%
1,790		3M Co.	133,212
320	@	Cooper Industries Ltd.	27,270
510		Danaher Corp.	35,022
540		Dover Corp.	25,618
710		Eastman Kodak Co.	15,904
440		Eaton Corp.	30,294
24,300		General Electric Co.	857,790
2,520		Honeywell International, Inc.	103,068
880		Illinois Tool Works, Inc.	39,512
710	@@	Ingersoll-Rand Co.	26,966
540		ITT Corp.	27,686
490		Leggett & Platt, Inc.	12,265
240		Parker Hannifin Corp.	18,655
320		Textron, Inc.	28,000
4,700	@@	Tyco International Ltd.	131,553
			1,512,815
		Office/Business Equipment: 0.1%
560		Pitney Bowes, Inc.	24,847
2,200	@	Xerox Corp.	34,232
			59,079
		Oil & Gas: 6.8%
980		Anadarko Petroleum Corp.	42,953
660		Apache Corp.	41,712
300		Chesapeake Energy Corp.	8,694

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 8	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Oil & Gas (continued)
6,177		Chevron Corp.	$400,640
4,643		ConocoPhillips	276,398
930		Devon Energy Corp.	58,730
560		EOG Resources, Inc.	36,428
21,460		ExxonMobil Corp.	1,439,953
560		Hess Corp.	23,195
1,330		Marathon Oil Corp.	102,277
440		Murphy Oil Corp.	20,922
710	@, @@	Nabors Industries Ltd.	21,123
2,380		Occidental Petroleum Corp.	114,502
320		Rowan Cos., Inc.	10,122
490		Sunoco, Inc.	30,473
300	@	Transocean, Inc.	21,969
2,150		Valero Energy Corp.	110,661
710		XTO Energy, Inc.	29,912
			2,790,664
		Oil & Gas Services: 0.6%
220		Baker Hughes, Inc.	15,004
2,900		Halliburton Co.	82,505
200	@	National Oilwell Varco, Inc.	11,710
2,370		Schlumberger Ltd.	147,011
			256,230
		Packaging & Containers: 0.1%
190		Ball Corp.	7,686
490	@	Pactiv Corp.	13,926
320		Sealed Air Corp.	17,318
			38,930
		Pharmaceuticals: 4.2%
3,520		Abbott Laboratories	170,931
190		Allergan, Inc.	21,396
840		AmerisourceBergen Corp.	37,968
320	@	Barr Pharmaceuticals, Inc.	16,621
1,070		Cardinal Health, Inc.	70,342
960		Caremark Rx, Inc.	54,403
560	@	Express Scripts, Inc.	42,274
660	@	Forest Laboratories, Inc.	33,403
1,150	@	Gilead Sciences, Inc.	79,005
660	@	Hospira, Inc.	25,258
930	@	King Pharmaceuticals, Inc.	15,838
660	@	Medco Health Solutions, Inc.	39,673
8,700		Merck & Co., Inc.	364,530
560		Mylan Laboratories	11,273
17,130		Pfizer, Inc.	485,807
3,350		Schering-Plough Corp.	74,002
320	@	Watson Pharmaceuticals, Inc.	8,374
3,160		Wyeth	160,654
			1,711,752
		Pipelines: 0.1%
1,400		El Paso Corp.	19,096
1,220		Williams Cos., Inc.	29,121
			48,217
		Real Estate: 0.0%
317	@	Realogy Corp.	7,190
			7,190

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 8	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Real Estate Investment Trusts: 0.3%
320		Apartment Investment & Management Co.	$17,411
100		Boston Properties, Inc.	10,334
800		Equity Office Properties Trust	31,808
120		Public Storage, Inc.	10,319
440		Simon Property Group, Inc.	39,873
			109,745
		Retail: 4.7%
540	@	Autonation, Inc.	11,286
100	@	Autozone, Inc.	10,330
660	@	Bed Bath & Beyond, Inc.	25,252
940		Best Buy Co., Inc.	50,346
500	@	Big Lots, Inc.	9,905
490		Circuit City Stores, Inc.	12,304
1,420		Costco Wholesale Corp.	70,546
1,980		CVS Corp.	63,598
310		Darden Restaurants, Inc.	13,166
440		Family Dollar Stores, Inc.	12,866
2,180		Federated Department Stores, Inc.	94,198
1,320		Gap, Inc.	25,014
4,710		Home Depot, Inc.	170,832
510		JC Penney Co., Inc.	34,879
1,380	@	Kohl’s Corp.	89,590
810		Limited Brands, Inc.	21,457
3,620		Lowe’s Cos., Inc.	101,577
4,740		McDonald’s Corp.	185,429
660		Nordstrom, Inc.	27,918
980	@	Office Depot, Inc.	38,906
310	@	Sears Holding Corp.	49,008
1,660		Staples, Inc.	40,388
2,860	@	Starbucks Corp.	97,383
1,980		Target Corp.	109,395
1,320		TJX Cos., Inc.	37,000
5,850		Wal-Mart Stores, Inc.	288,522
3,980		Walgreen Co.	176,672
440		Wendy’s International, Inc.	29,480
530		Yum! Brands, Inc.	27,587
			1,924,834
		Savings & Loans: 0.4%
560		Golden West Financial Corp.	43,260
230		Sovereign Bancorp., Inc.	4,947
2,280		Washington Mutual, Inc.	99,112
			147,319
		Semiconductors: 1.9%
1,940	@	Advanced Micro Devices, Inc.	48,209
830	@	Altera Corp.	15,255
1,130		Analog Devices, Inc.	33,211
3,840		Applied Materials, Inc.	68,083
1,260	@	Freescale Semiconductor, Inc.	47,893
13,170		Intel Corp.	270,907
710		Linear Technology Corp.	22,095
830	@	LSI Logic Corp.	6,823
660		Maxim Integrated Products	18,526
2,890	@	Micron Technology, Inc.	50,286
1,320		National Semiconductor Corp.	31,060
50	@	Novellus Systems, Inc.	1,383
1,050	@	Nvidia Corp.	31,070

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 8	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Semiconductors (continued)
660	@	QLogic Corp.	$12,474
3,570		Texas Instruments, Inc.	118,703
710		Xilinx, Inc.	15,585
			791,563
		Software: 2.7%
1,540	@	Adobe Systems, Inc.	57,673
620	@	Autodesk, Inc.	21,564
1,320		Automatic Data Processing, Inc.	62,489
910	@	BMC Software, Inc.	24,770
1,200		CA, Inc.	28,428
560	@	Citrix Systems, Inc.	20,278
1,710	@	Compuware Corp.	13,321
710	@	Electronic Arts, Inc.	39,533
1,710		First Data Corp.	71,820
540	@	Fiserv, Inc.	25,429
100		IMS Health, Inc.	2,664
780	@	Intuit, Inc.	25,030
20,500		Microsoft Corp.	560,265
710	@	Novell, Inc.	4,345
9,090	@	Oracle Corp.	161,257
260	@	Parametric Technology Corp.	4,540
			1,123,406
		Telecommunications: 4.9%
270		Alltel Corp.	14,985
9,043		AT&T, Inc.	294,440
1,640	@	Avaya, Inc.	18,762
4,440		BellSouth Corp.	189,810
440		CenturyTel, Inc.	17,455
24,170	@	Cisco Systems, Inc.	555,910
830		Citizens Communications Co.	11,653
100	@	Comverse Technology, Inc.	2,144
3,570	@	Corning, Inc.	87,144
477		Embarq Corp.	23,072
1,300	@	Juniper Networks, Inc.	22,464
7,820		Motorola, Inc.	195,500
3,940		Qualcomm, Inc.	143,219
3,700	@	Qwest Communications International, Inc.	32,264
7,323		Sprint Nextel Corp.	125,589
1,420	@	Tellabs, Inc.	15,563
6,760		Verizon Communications, Inc.	250,999
1,079		Windstream Corp.	14,232
			2,015,205
		Textiles: 0.1%
490		Cintas Corp.	20,007
			20,007
		Toys/Games/Hobbies: 0.1%
660		Hasbro, Inc.	15,015
930		Mattel, Inc.	18,321
			33,336
		Transportation: 0.9%
830		Burlington Northern Santa Fe Corp.	60,955
1,080		CSX Corp.	35,456
670		FedEx Corp.	72,816
1,290		Norfolk Southern Corp.	56,825
670		Union Pacific Corp.	58,960
1,020		United Parcel Service, Inc.	73,379
			358,391
		Total Common Stock
		(Cost $27,550,799)	29,440,950

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 8	as of September 30, 2006 (Unaudited) (continued)

Principal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 16.2%

		Federal National Mortgage Association: 8.2%
$4,417,000		5.290%, due 05/15/12		$3,392,786
				3,392,786

		Financing Corporation: 8.0%
1,731,000		5.280%, due 05/11/12		1,330,722
1,400,000		5.310%, due 06/06/12		1,071,890
1,130,000		5.330%, due 03/26/12		871,416
				3,274,028

		Total U.S. Government Agency Obligations
		(Cost $6,937,225)		6,666,814

U.S. TREASURY OBLIGATIONS: 11.1%

		U.S. Treasury STRIP: 11.1%
5,918,000		4.530%, due 08/15/12		4,549,782

		Total U.S. Treasury Obligations
		(Cost $4,438,332)		4,549,782

		Total Long-Term Investments
		(Cost $38,926,356)		40,657,546

SHORT-TERM INVESTMENTS: 0.9%

		Repurchase Agreement: 0.9%
388,000		Goldman Sachs Repurchase Agreement dated 09/29/06, 5.320%, due 10/02/06, $388,172 to be received upon repurchase (Collateralized by $395,000 Federal Home Loan Bank, 3.200%, Market Value plus accrued interest $397,855, due 11/29/06).		388,000

		Total Short-Term Investments
		(Cost $388,000)		388,000

		Total Investments in Securities
		(Cost $39,314,356)*	100.0%	$41,045,546
		Other Assets and Liabilities - Net	(0.0)	(19,036)
		Net Assets	100.0%	$41,026,510

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities

	*	Cost for federal income tax purposes is $39,721,173.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,187,888
		Gross Unrealized Depreciation		(863,515)
		Net Unrealized Appreciation		$1,324,373

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 9	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 69.6%

		Advertising: 0.1%
510		Omnicom Group	$47,736
			47,736
		Aerospace/Defense: 1.9%
2,050		Boeing Co.	161,643
1,320		General Dynamics Corp.	94,604
300		Goodrich Corp.	12,156
260		L-3 Communications Holdings, Inc.	20,366
880		Lockheed Martin Corp.	75,733
700		Northrop Grumman Corp.	47,649
1,460		Raytheon Co.	70,095
420		Rockwell Collins, Inc.	23,033
1,990		United Technologies Corp.	126,067
			631,346
		Agriculture: 1.2%
3,930		Altria Group, Inc.	300,842
1,200		Archer-Daniels-Midland Co.	45,456
420		Monsanto Co.	19,744
280		Reynolds American, Inc.	17,352
300		UST, Inc.	16,449
			399,843
		Airlines: 0.1%
1,450		Southwest Airlines Co.	24,157
			24,157
		Apparel: 0.4%
1,300	@	Coach, Inc.	44,720
310		Jones Apparel Group, Inc.	10,056
210		Liz Claiborne, Inc.	8,297
470		Nike, Inc.	41,181
220		VF Corp.	16,049
			120,303
		Auto Manufacturers: 0.3%
4,520		Ford Motor Co.	36,567
1,000		General Motors Corp.	33,260
140	@	Navistar International Corp.	3,615
525		Paccar, Inc.	29,936
			103,378
		Auto Parts & Equipment: 0.1%
620	@	Goodyear Tire & Rubber Co.	8,990
370		Johnson Controls, Inc.	26,544
			35,534
		Banks: 4.8%
840		AmSouth Bancorp.	24,394
8,547		Bank of America Corp.	457,863
1,620		Bank of New York Co., Inc.	57,121

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 9	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Banks (continued)
1,040		BB&T Corp.	$45,531
290		Comerica, Inc.	16,507
280		Compass Bancshares, Inc.	15,954
1,000		Fifth Third Bancorp.	38,080
300		First Horizon National Corp.	11,403
470		Huntington Bancshares, Inc.	11,247
830		Keycorp	31,075
140		M&T Bank Corp.	16,794
420		Marshall & Ilsley Corp.	20,236
820		Mellon Financial Corp.	32,062
1,300		National City Corp.	47,580
900		North Fork Bancorp., Inc.	25,776
400		Northern Trust Corp.	23,372
590		PNC Financial Services Group, Inc.	42,740
1,200		Regions Financial Corp.	44,148
590		State Street Corp.	36,816
660		SunTrust Banks, Inc.	51,005
590		Synovus Financial Corp.	17,328
4,410		US Bancorp.	146,500
2,970		Wachovia Corp.	165,726
6,160		Wells Fargo & Co.	222,869
220		Zions Bancorp.	17,558
			1,619,685
		Beverages: 1.7%
1,930		Anheuser-Busch Cos., Inc.	91,694
120		Brown-Forman Corp.	9,198
5,210		Coca-Cola Co.	232,783
890		Coca-Cola Enterprises, Inc.	18,539
340	@	Constellation Brands, Inc.	9,785
440		Pepsi Bottling Group, Inc.	15,620
3,070		PepsiCo, Inc.	200,348
			577,967
		Biotechnology: 0.6%
2,100	@	Amgen, Inc.	150,213
580	@	Biogen Idec, Inc.	25,914
510	@	Genzyme Corp.	34,410
110	@	Millipore Corp.	6,743
			217,280
		Building Materials: 0.2%
400		American Standard Cos., Inc.	16,788
980		Masco Corp.	26,872
180		Vulcan Materials Co.	14,085
			57,745
		Chemicals: 0.8%
170		Air Products & Chemicals, Inc.	11,283
1,690		Dow Chemical Co.	65,876
1,600		EI DuPont de Nemours & Co.	68,544
220		International Flavors & Fragrances, Inc.	8,699
600		PPG Industries, Inc.	40,248
600		Praxair, Inc.	35,496
430		Rohm & Haas Co.	20,361
280		Sherwin-Williams Co.	15,618
100		Sigma-Aldrich Corp.	7,567
			273,692

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 9	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Commercial Services: 0.5%
300	@	Apollo Group, Inc.	$14,772
390		Equifax, Inc.	14,317
560		H&R Block, Inc.	12,174
1,040		McKesson Corp.	54,829
520		Moody’s Corp.	33,998
670		Paychex, Inc.	24,690
400		Robert Half International, Inc.	13,588
420		RR Donnelley & Sons Co.	13,843
			182,211
		Computers: 3.0%
50	@	Affiliated Computer Services, Inc.	2,593
650	@	Apple Computer, Inc.	50,070
410	@	Computer Sciences Corp.	20,139
4,290	@	Dell, Inc.	97,984
1,080		Electronic Data Systems Corp.	26,482
4,760	@	EMC Corp.	57,025
8,760		Hewlett-Packard Co.	321,404
3,960		International Business Machines Corp.	324,482
380	@	Lexmark International, Inc.	21,911
410	@	NCR Corp.	16,187
860	@	Network Appliance, Inc.	31,829
350	@	Sandisk Corp.	18,739
6,800	@	Sun Microsystems, Inc.	33,796
860	@	Unisys Corp.	4,868
			1,027,509
		Cosmetics/Personal Care: 1.5%
200		Alberto-Culver Co.	10,118
900		Avon Products, Inc.	27,594
1,040		Colgate-Palmolive Co.	64,584
300		Estee Lauder Cos., Inc.	12,099
6,164		Procter & Gamble Co.	382,045
			496,440
		Distribution/Wholesale: 0.0%
110		Genuine Parts Co.	4,744
90		WW Grainger, Inc.	6,032
			10,776
		Diversified Financial Services: 6.5%
2,280		American Express Co.	127,862
566		Ameriprise Financial, Inc.	26,545
300		Bear Stearns Cos., Inc.	42,030
700		Capital One Financial Corp.	55,062
1,850		Charles Schwab Corp.	33,115
70		Chicago Mercantile Exchange Holdings, Inc.	33,478
550		CIT Group, Inc.	26,747
9,270		Citigroup, Inc.	460,441
1,210		Countrywide Financial Corp.	42,398
930	@	E*Trade Financial Corp.	22,246
1,870		Fannie Mae	104,552
210		Federated Investors, Inc.	7,100
290		Franklin Resources, Inc.	30,668
1,350		Freddie Mac	89,546
1,100		Goldman Sachs Group, Inc.	186,087
400		Janus Capital Group, Inc.	7,888
8,750		JPMorgan Chase & Co.	410,900
1,400		Lehman Brothers Holdings, Inc.	103,404
1,710		Merrill Lynch & Co., Inc.	133,756

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 9	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Diversified Financial Services (continued)
2,750		Morgan Stanley	$200,503
740		SLM Corp.	38,465
560		T. Rowe Price Group, Inc.	26,796
			2,209,589
		Electric: 2.0%
1,430	@	AES Corp.	29,158
350	@	Allegheny Energy, Inc.	14,060
860		American Electric Power Co., Inc.	31,278
880		Centerpoint Energy, Inc.	12,602
660	@	CMS Energy Corp.	9,530
160		Consolidated Edison, Inc.	7,392
390		Constellation Energy Group, Inc.	23,088
300		Dominion Resources, Inc.	22,947
2,600		Duke Energy Corp.	78,520
590		Edison International	24,568
400		Entergy Corp.	31,292
1,350		Exelon Corp.	81,729
850		FirstEnergy Corp.	47,481
880		FPL Group, Inc.	39,600
720		PG&E Corp	29,988
310		Pinnacle West Capital Corp.	13,966
1,000		PPL Corp.	32,900
200		Progress Energy, Inc.	9,076
490		Public Service Enterprise Group, Inc.	29,983
650		Southern Co.	22,399
990		TXU Corp.	61,895
1,000		Xcel Energy, Inc.	20,650
			674,102
		Electrical Components & Equipment: 0.2%
790		Emerson Electric Co.	66,249
300		Molex, Inc.	11,691
			77,940
		Electronics: 0.3%
1,020	@	Agilent Technologies, Inc.	33,344
440		Applera Corp. - Applied Biosystems Group	14,568
200	@	Fisher Scientific International, Inc.	15,648
410		Jabil Circuit, Inc.	11,714
340		PerkinElmer, Inc.	6,436
360	@	Thermo Electron Corp.	14,159
310	@	Waters Corp.	14,037
			109,906
		Entertainment: 0.1%
700		International Game Technology	29,050
			29,050
		Environmental Control: 0.1%
1,020		Waste Management, Inc.	37,414
			37,414
		Food: 0.9%
630		Campbell Soup Co.	22,995
1,100		ConAgra Foods, Inc.	26,928
300	@	Dean Foods Co.	12,606
1,180		General Mills, Inc.	66,788
830		HJ Heinz Co.	34,802
530		Kellogg Co.	26,246

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 9	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Food (continued)
1,480		Kroger Co.	$34,247
350		McCormick & Co., Inc.	13,293
850		Safeway, Inc.	25,798
1,680		Sara Lee Corp.	26,998
129		Supervalu, Inc.	3,825
300		Whole Foods Market, Inc.	17,829
			312,355
		Forest Products & Paper: 0.3%
1,000		International Paper Co.	34,630
130		Louisiana-Pacific Corp.	2,440
460		MeadWestvaco Corp.	12,195
310		Plum Creek Timber Co., Inc.	10,552
390		Temple-Inland, Inc.	15,639
210		Weyerhaeuser Co.	12,921
			88,377
		Gas: 0.1%
120		Nicor, Inc.	5,131
630		Sempra Energy	31,658
			36,789
		Hand/Machine Tools: 0.1%
110		Black & Decker Corp.	8,729
200		Snap-On, Inc.	8,910
190		Stanley Works	9,472
			27,111
		Healthcare — Products: 1.5%
1,140		Baxter International, Inc.	51,824
570		Becton Dickinson & Co.	40,282
500	@	Boston Scientific Corp.	7,395
150		CR Bard, Inc.	11,250
5,460		Johnson & Johnson	354,572
310	@	St. Jude Medical, Inc.	10,940
100		Stryker Corp.	4,959
400	@	Zimmer Holdings, Inc.	27,000
			508,222
		Healthcare — Services: 1.6%
1,760		Aetna, Inc.	69,608
555	@	Coventry Health Care, Inc.	28,594
530	@	Humana, Inc.	35,028
200	@	Laboratory Corp. of America Holdings	13,114
90		Manor Care, Inc.	4,705
350		Quest Diagnostics	21,406
4,180		UnitedHealth Group, Inc.	205,656
2,050	@	WellPoint, Inc.	157,953
			536,064
		Home Furnishings: 0.1%
200		Harman International Industries, Inc.	16,688
180		Whirlpool Corp.	15,140
			31,828
		Household Products/Wares: 0.2%
100		Avery Dennison Corp.	6,017
120		Clorox Co.	7,560
130		Fortune Brands, Inc.	9,764
880		Kimberly-Clark Corp.	57,517
			80,858

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 9	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Housewares: 0.0%
570		Newell Rubbermaid, Inc.	$16,142
			16,142
		Insurance: 3.7%
560	@@	ACE Ltd.	30,649
870		Aflac, Inc.	39,811
1,690		Allstate Corp.	106,014
220		AMBAC Financial Group, Inc.	18,205
4,860		American International Group, Inc.	322,024
720		AON Corp.	24,386
1,190		Chubb Corp.	61,832
250		Cigna Corp.	29,080
370		Cincinnati Financial Corp.	17,782
900		Genworth Financial, Inc.	31,509
720		Hartford Financial Services Group, Inc.	62,460
649		Lincoln National Corp.	40,290
1,010		Loews Corp.	38,279
350		MBIA, Inc.	21,504
1,890		Metlife, Inc.	107,125
230		MGIC Investment Corp.	13,793
710		Principal Financial Group	38,539
1,420		Progressive Corp.	34,847
1,230		Prudential Financial, Inc.	93,788
230		Safeco Corp.	13,554
1,360		St. Paul Travelers Cos., Inc.	63,770
230		Torchmark Corp.	14,515
820		UnumProvident Corp.	15,900
300	@@	XL Capital Ltd.	20,610
			1,260,266
		Internet: 0.9%
600	@	Amazon.com, Inc.	19,272
2,170	@	eBay, Inc.	61,541
400	@	Google, Inc.	160,760
250	@	Monster Worldwide, Inc.	9,048
2,070	@	Symantec Corp.	44,050
500	@	VeriSign, Inc.	10,100
			304,771
		Iron/Steel: 0.2%
1,060		Nucor Corp.	52,459
440		United States Steel Corp.	25,379
			77,838
		Leisure Time: 0.2%
240		Brunswick Corp.	7,486
330		Carnival Corp.	15,520
490		Harley-Davidson, Inc.	30,748
			53,754
		Lodging: 0.1%
210		Hilton Hotels Corp.	5,849
580		Marriott International, Inc.	22,411
330		Starwood Hotels & Resorts Worldwide, Inc.	18,873
140	@	Wyndham Worldwide Corp.	3,916
			51,049

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 9	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Machinery — Construction & Mining: 0.3%
1,300		Caterpillar, Inc.	$85,540
			85,540
		Machinery — Diversified: 0.1%
90		Cummins, Inc.	10,731
200		Deere & Co.	16,782
290		Rockwell Automation, Inc.	16,849
			44,362
		Media: 1.9%
2,030		CBS Corp. - Class B	57,185
360		Clear Channel Communications, Inc.	10,386
3,900	@	Comcast Corp.	143,715
200		EW Scripps Co.	9,586
400		Gannett Co., Inc.	22,732
1,020		McGraw-Hill Cos., Inc.	59,191
100		Meredith Corp.	4,933
7,500		News Corp., Inc.	147,375
3,040		Time Warner, Inc.	55,419
150	@	Univision Communications, Inc.	5,151
3,970		Walt Disney Co.	122,713
			638,386
		Mining: 0.4%
1,650		Alcoa, Inc.	46,266
140		Freeport-McMoRan Copper & Gold, Inc.	7,456
850		Newmont Mining Corp.	36,338
420		Phelps Dodge Corp.	35,574
			125,634
		Miscellaneous Manufacturing: 3.6%
1,390		3M Co.	103,444
300	@	Cooper Industries Ltd.	25,566
420		Danaher Corp.	28,841
400		Dover Corp.	18,976
600		Eastman Kodak Co.	13,440
290		Eaton Corp.	19,967
19,410		General Electric Co.	685,173
2,050		Honeywell International, Inc.	83,845
720		Illinois Tool Works, Inc.	32,328
580	@@	Ingersoll-Rand Co.	22,028
370		ITT Corp.	18,970
350		Leggett & Platt, Inc.	8,761
180		Parker Hannifin Corp.	13,991
320		Textron, Inc.	28,000
3,800	@@	Tyco International Ltd.	106,362
			1,209,692
		Office/Business Equipment: 0.2%
470		Pitney Bowes, Inc.	20,854
2,100	@	Xerox Corp.	32,676
			53,530
		Oil & Gas: 6.6%
880		Anadarko Petroleum Corp.	38,570
610		Apache Corp.	38,552
250		Chesapeake Energy Corp.	7,245
4,930		Chevron Corp.	319,760
3,759		ConocoPhillips	223,773

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 9	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Oil & Gas (continued)
820		Devon Energy Corp.	$51,783
550		EOG Resources, Inc.	35,778
16,730		ExxonMobil Corp.	1,122,560
420		Hess Corp.	17,396
1,020		Marathon Oil Corp.	78,438
380		Murphy Oil Corp.	18,069
580	@, @@	Nabors Industries Ltd.	17,255
1,920		Occidental Petroleum Corp.	92,371
180		Rowan Cos., Inc.	5,693
400		Sunoco, Inc.	24,876
200	@	Transocean, Inc.	14,646
1,830		Valero Energy Corp.	94,190
600		XTO Energy, Inc.	25,278
			2,226,233
		Oil & Gas Services: 0.6%
200		Baker Hughes, Inc.	13,640
200		BJ Services Co.	6,026
2,380		Halliburton Co.	67,711
1,950		Schlumberger Ltd.	120,959
			208,336
		Packaging & Containers: 0.1%
280		Ball Corp.	11,326
400	@	Pactiv Corp.	11,368
210		Sealed Air Corp.	11,365
			34,059
		Pharmaceuticals: 4.0%
2,840		Abbott Laboratories	137,910
120		Allergan, Inc.	13,513
600		AmerisourceBergen Corp.	27,120
300	@	Barr Pharmaceuticals, Inc.	15,582
800		Cardinal Health, Inc.	52,592
910		Caremark Rx, Inc.	51,570
410	@	Express Scripts, Inc.	30,951
560	@	Forest Laboratories, Inc.	28,342
860	@	Gilead Sciences, Inc.	59,082
520	@	Hospira, Inc.	19,900
870	@	King Pharmaceuticals, Inc.	14,816
620	@	Medco Health Solutions, Inc.	37,268
6,930		Merck & Co., Inc.	290,367
240		Mylan Laboratories	4,831
13,740		Pfizer, Inc.	389,666
2,650		Schering-Plough Corp.	58,539
250	@	Watson Pharmaceuticals, Inc.	6,543
2,490		Wyeth	126,592
			1,365,184
		Pipelines: 0.1%
1,200		El Paso Corp.	16,368
950		Williams Cos., Inc.	22,677
			39,045
		Real Estate: 0.0%
275	@	Realogy Corp.	6,237
			6,237

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 9	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Real Estate Investment Trusts: 0.3%
210		Apartment Investment & Management Co.	$11,426
100		Boston Properties, Inc.	10,334
650		Equity Office Properties Trust	25,844
110		Public Storage, Inc.	9,459
390		Simon Property Group, Inc.	35,342
			92,405
		Retail: 4.6%
250	@	Autonation, Inc.	5,225
80	@	Autozone, Inc.	8,264
610	@	Bed Bath & Beyond, Inc.	23,339
770		Best Buy Co., Inc.	41,241
50	@	Big Lots, Inc.	991
430		Circuit City Stores, Inc.	10,797
1,170		Costco Wholesale Corp.	58,126
1,500		CVS Corp.	48,180
230		Darden Restaurants, Inc.	9,768
490		Family Dollar Stores, Inc.	14,328
1,800		Federated Department Stores, Inc.	77,778
1,150		Gap, Inc.	21,793
3,820		Home Depot, Inc.	138,551
550		JC Penney Co., Inc.	37,615
860	@	Kohl’s Corp.	55,831
650		Limited Brands, Inc.	17,219
2,810		Lowe’s Cos., Inc.	78,849
3,970		McDonald’s Corp.	155,306
430		Nordstrom, Inc.	18,189
830	@	Office Depot, Inc.	32,951
200		OfficeMax, Inc.	8,148
250	@	Sears Holding Corp.	39,523
1,360		Staples, Inc.	33,089
2,490	@	Starbucks Corp.	84,785
1,680		Target Corp.	92,820
1,110		TJX Cos., Inc.	31,113
4,540		Wal-Mart Stores, Inc.	223,913
3,190		Walgreen Co.	141,604
340		Wendy’s International, Inc.	22,780
450		Yum! Brands, Inc.	23,423
			1,555,539
		Savings & Loans: 0.3%
430		Golden West Financial Corp.	33,218
210		Sovereign Bancorp., Inc.	4,517
1,786		Washington Mutual, Inc.	77,637
			115,372
		Semiconductors: 1.9%
1,500	@	Advanced Micro Devices, Inc.	37,275
720	@	Altera Corp.	13,234
930		Analog Devices, Inc.	27,333
2,880		Applied Materials, Inc.	51,062
800	@	Freescale Semiconductor, Inc.	30,408
10,600		Intel Corp.	218,042
680		Linear Technology Corp.	21,162
970	@	LSI Logic Corp.	7,973
740		Maxim Integrated Products	20,772
2,350	@	Micron Technology, Inc.	40,890
920		National Semiconductor Corp.	21,648
640	@	Nvidia Corp.	18,938
380	@	QLogic Corp.	7,182
3,070		Texas Instruments, Inc.	102,078
600		Xilinx, Inc.	13,170
			631,167

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 9	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Software: 2.6%
1,110	@	Adobe Systems, Inc.	$41,570
410	@	Autodesk, Inc.	14,260
1,150		Automatic Data Processing, Inc.	54,441
710	@	BMC Software, Inc.	19,326
890		CA, Inc.	21,084
290	@	Citrix Systems, Inc.	10,501
1,430	@	Compuware Corp.	11,140
630	@	Electronic Arts, Inc.	35,078
1,490		First Data Corp.	62,580
430	@	Fiserv, Inc.	20,249
60		IMS Health, Inc.	1,598
550	@	Intuit, Inc.	17,650
16,440		Microsoft Corp.	449,305
700	@	Novell, Inc.	4,284
7,270	@	Oracle Corp.	128,970
260	@	Parametric Technology Corp.	4,540
			896,576
		Telecommunications: 4.8%
200		Alltel Corp.	11,100
7,300		AT&T, Inc.	237,688
1,280	@	Avaya, Inc.	14,643
3,340		BellSouth Corp.	142,785
370		CenturyTel, Inc.	14,678
19,450	@	Cisco Systems, Inc.	447,350
600		Citizens Communications Co.	8,424
100	@	Comverse Technology, Inc.	2,144
3,120	@	Corning, Inc.	76,159
342		Embarq Corp.	16,543
1,100	@	Juniper Networks, Inc.	19,008
6,570		Motorola, Inc.	164,250
3,050		Qualcomm, Inc.	110,868
2,900	@	Qwest Communications International, Inc.	25,288
5,890		Sprint Nextel Corp.	101,014
1,100	@	Tellabs, Inc.	12,056
5,440		Verizon Communications, Inc.	201,987
906		Windstream Corp.	11,950
			1,617,935
		Textiles: 0.0%
380		Cintas Corp.	15,515
			15,515
		Toys/Games/Hobbies: 0.1%
550		Hasbro, Inc.	12,513
720		Mattel, Inc.	14,184
			26,697
		Transportation: 0.8%
620		Burlington Northern Santa Fe Corp.	45,533
720		CSX Corp.	23,638
570		FedEx Corp.	61,948
1,080		Norfolk Southern Corp.	47,574
460		Union Pacific Corp.	40,480
790		United Parcel Service, Inc.	56,833
			276,006
		Total Common Stock
		(Cost $22,193,373)	23,612,477

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 9	as of September 30, 2006 (Unaudited) (continued)

Principal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.8%

		Federal National Mortgage Association: 19.8%
$9,000,000		5.530%, due 11/15/12		$6,696,450

		Total U.S. Government Agency Obligations
		(Cost $6,947,999)		6,696,450

U.S. TREASURY OBLIGATIONS: 9.7%

		U.S. Treasury STRIP: 9.7%
4,276,000		4.530%, due 08/15/12		3,287,406

		Total U.S. Treasury Obligations
		(Cost $3,206,613)		3,287,406

		Total Long-Term Investments
		(Cost $32,347,985)		33,596,333

SHORT-TERM INVESTMENTS: 1.0%

		Repurchase Agreements: 1.0%
351,000		Goldman Sachs Repurchase Agreement dated 09/29/06, 5.320%, due 10/02/06, $351,156 to be received upon repurchase (Collateralized by $360,000 Federal Home Loan Bank, 3.200%, Market Value plus accrued interest $362,602, due 11/29/06).		351,000

		Total Short-Term Investments
		(Cost $351,000)		351,000

		Total Investments in Securities
		(Cost $32,698,985)*	100.1%	$33,947,333
		Other Assets and Liabilities - Net	(0.1)	(24,170)
		Net Assets	100.0%	$33,923,163

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities

	*	Cost for federal income tax purposes is $33,060,874.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,667,746
		Gross Unrealized Depreciation		(781,287)
		Net Unrealized Appreciation		$886,459

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 10	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 64.6%

		Advertising: 0.1%
380		Omnicom Group	$35,568
			35,568
		Aerospace/Defense: 1.7%
1,600		Boeing Co.	126,160
1,040		General Dynamics Corp.	74,537
180		Goodrich Corp.	7,294
150		L-3 Communications Holdings, Inc.	11,750
730		Lockheed Martin Corp.	62,824
490		Northrop Grumman Corp.	33,354
1,140		Raytheon Co.	54,731
340		Rockwell Collins, Inc.	18,646
1,530		United Technologies Corp.	96,926
			486,222
		Agriculture: 1.1%
3,150		Altria Group, Inc.	241,133
990		Archer-Daniels-Midland Co.	37,501
320		Monsanto Co.	15,043
240		Reynolds American, Inc.	14,873
280		UST, Inc.	15,352
			323,902
		Airlines: 0.1%
1,830		Southwest Airlines Co.	30,488
			30,488
		Apparel: 0.3%
1,070	@	Coach, Inc.	36,808
200		Jones Apparel Group, Inc.	6,488
200		Liz Claiborne, Inc.	7,902
340		Nike, Inc.	29,791
120		VF Corp.	8,754
			89,743
		Auto Manufacturers: 0.3%
2,760		Ford Motor Co.	22,328
840		General Motors Corp.	27,938
430		Paccar, Inc.	24,519
			74,785
		Auto Parts & Equipment: 0.1%
480	@	Goodyear Tire & Rubber Co.	6,960
280		Johnson Controls, Inc.	20,087
			27,047
		Banks: 4.4%
590		AmSouth Bancorp.	17,134
6,872		Bank of America Corp.	368,133
1,140		Bank of New York Co., Inc.	40,196
800		BB&T Corp.	35,024

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 10	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Banks (continued)
280		Comerica, Inc.	$15,938
200		Compass Bancshares, Inc.	11,396
710		Fifth Third Bancorp.	27,037
200		First Horizon National Corp.	7,602
390		Huntington Bancshares, Inc.	9,333
600		Keycorp	22,464
120		M&T Bank Corp.	14,395
380		Marshall & Ilsley Corp.	18,308
730		Mellon Financial Corp.	28,543
1,100		National City Corp.	40,260
850		North Fork Bancorp., Inc.	24,344
280		Northern Trust Corp.	16,360
420		PNC Financial Services Group, Inc.	30,425
790		Regions Financial Corp.	29,064
480		State Street Corp.	29,952
590		SunTrust Banks, Inc.	45,595
480		Synovus Financial Corp.	14,098
3,520		US Bancorp.	116,934
2,340		Wachovia Corp.	130,572
4,920		Wells Fargo & Co.	178,006
150		Zions Bancorp.	11,972
			1,283,085
		Beverages: 1.6%
1,570		Anheuser-Busch Cos., Inc.	74,591
120		Brown-Forman Corp.	9,198
4,150		Coca-Cola Co.	185,422
480		Coca-Cola Enterprises, Inc.	9,998
100	@	Constellation Brands, Inc.	2,878
380		Pepsi Bottling Group, Inc.	13,490
2,460		PepsiCo, Inc.	160,540
			456,117
		Biotechnology: 0.6%
1,700	@	Amgen, Inc.	121,601
520	@	Biogen Idec, Inc.	23,234
440	@	Genzyme Corp.	29,687
110	@	Millipore Corp.	6,743
			181,265
		Building Materials: 0.2%
340		American Standard Cos., Inc.	14,270
730		Masco Corp.	20,017
200		Vulcan Materials Co.	15,650
			49,937
		Chemicals: 0.8%
160		Air Products & Chemicals, Inc.	10,619
100		Ashland, Inc.	6,378
1,380		Dow Chemical Co.	53,792
1,300		EI DuPont de Nemours & Co.	55,692
200		International Flavors & Fragrances, Inc.	7,908
400		PPG Industries, Inc.	26,832
490		Praxair, Inc.	28,988
360		Rohm & Haas Co.	17,046
200		Sherwin-Williams Co.	11,156
100		Sigma-Aldrich Corp.	7,567
			225,978

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 10	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Commercial Services: 0.5%
290	@	Apollo Group, Inc.	$14,280
310	@	Convergys Corp.	6,402
380		Equifax, Inc.	13,950
460		H&R Block, Inc.	10,000
800		McKesson Corp.	42,176
390		Moody’s Corp.	25,498
590		Paychex, Inc.	21,742
310		Robert Half International, Inc.	10,531
380		RR Donnelley & Sons Co.	12,525
			157,104
		Computers: 2.8%
20	@	Affiliated Computer Services, Inc.	1,037
530	@	Apple Computer, Inc.	40,826
340	@	Computer Sciences Corp.	16,701
3,420	@	Dell, Inc.	78,113
810		Electronic Data Systems Corp.	19,861
3,440	@	EMC Corp.	41,211
7,130		Hewlett-Packard Co.	261,600
3,080		International Business Machines Corp.	252,375
180	@	Lexmark International, Inc.	10,379
380	@	NCR Corp.	15,002
590	@	Network Appliance, Inc.	21,836
330	@	Sandisk Corp.	17,668
5,520	@	Sun Microsystems, Inc.	27,434
590	@	Unisys Corp.	3,339
			807,382
		Cosmetics/Personal Care: 1.3%
110		Alberto-Culver Co.	5,565
740		Avon Products, Inc.	22,688
750		Colgate-Palmolive Co.	46,575
180		Estee Lauder Cos., Inc.	7,259
4,920		Procter & Gamble Co.	304,942
			387,029
		Distribution/Wholesale: 0.0%
110		Genuine Parts Co.	4,744
110		WW Grainger, Inc.	7,372
			12,116
		Diversified Financial Services: 5.9%
1,800		American Express Co.	100,944
390		Ameriprise Financial, Inc.	18,291
300		Bear Stearns Cos., Inc.	42,030
450		Capital One Financial Corp.	35,397
1,810		Charles Schwab Corp.	32,399
60		Chicago Mercantile Exchange Holdings, Inc.	28,695
380		CIT Group, Inc.	18,479
7,480		Citigroup, Inc.	371,532
960		Countrywide Financial Corp.	33,638
730	@	E*Trade Financial Corp.	17,462
1,370		Fannie Mae	76,597
200		Federated Investors, Inc.	6,762
210		Franklin Resources, Inc.	22,208
990		Freddie Mac	65,667
860		Goldman Sachs Group, Inc.	145,486
380		Janus Capital Group, Inc.	7,494
7,030		JPMorgan Chase & Co.	330,129
1,070		Lehman Brothers Holdings, Inc.	79,030

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 10	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Diversified Financial Services (continued)
1,320		Merrill Lynch & Co., Inc.	$103,250
2,180		Morgan Stanley	158,944
600		SLM Corp.	31,188
340		T. Rowe Price Group, Inc.	16,269
			1,741,891
		Electric: 1.8%
1,070	@	AES Corp.	21,817
310	@	Allegheny Energy, Inc.	12,453
780		American Electric Power Co., Inc.	28,369
480		Centerpoint Energy, Inc.	6,874
380	@	CMS Energy Corp.	5,487
110		Consolidated Edison, Inc.	5,082
290		Constellation Energy Group, Inc.	17,168
230		Dominion Resources, Inc.	17,593
2,132		Duke Energy Corp.	64,386
510		Edison International	21,236
380		Entergy Corp.	29,727
1,070		Exelon Corp.	64,778
740		FirstEnergy Corp.	41,336
730		FPL Group, Inc.	32,850
590		PG&E Corp	24,574
200		Pinnacle West Capital Corp.	9,010
600		PPL Corp.	19,740
180		Progress Energy, Inc.	8,168
440		Public Service Enterprise Group, Inc.	26,924
510		Southern Co.	17,575
770		TXU Corp.	48,140
780		Xcel Energy, Inc.	16,107
			539,394
		Electrical Components & Equipment: 0.2%
640		Emerson Electric Co.	53,670
280		Molex, Inc.	10,912
			64,582
		Electronics: 0.3%
840	@	Agilent Technologies, Inc.	27,460
380		Applera Corp. - Applied Biosystems Group	12,582
180	@	Fisher Scientific International, Inc.	14,083
310		Jabil Circuit, Inc.	8,857
310		PerkinElmer, Inc.	5,868
310	@	Thermo Electron Corp.	12,192
200	@	Waters Corp.	9,056
			90,098
		Entertainment: 0.1%
590		International Game Technology	24,485
			24,485
		Environmental Control: 0.1%
770		Waste Management, Inc.	28,244
			28,244
		Food: 0.8%
380		Campbell Soup Co.	13,870
900		ConAgra Foods, Inc.	22,032
280	@	Dean Foods Co.	11,766
900		General Mills, Inc.	50,940
590		HJ Heinz Co.	24,739

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 10	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Food (continued)
390		Kellogg Co.	$19,313
1,230		Kroger Co.	28,462
310		McCormick & Co., Inc.	11,774
790		Safeway, Inc.	23,977
1,290		Sara Lee Corp.	20,730
110		Supervalu, Inc.	3,262
180		Whole Foods Market, Inc.	10,697
			241,562
		Forest Products & Paper: 0.2%
760		International Paper Co.	26,319
260		Louisiana-Pacific Corp.	4,880
100		MeadWestvaco Corp.	2,651
280		Plum Creek Timber Co., Inc.	9,531
200		Temple-Inland, Inc.	8,020
160		Weyerhaeuser Co.	9,845
			61,246
		Gas: 0.1%
150		KeySpan Corp.	6,171
110		Nicor, Inc.	4,704
500		Sempra Energy	25,125
			36,000
		Hand/Machine Tools: 0.1%
120		Black & Decker Corp.	9,522
110		Snap-On, Inc.	4,901
110		Stanley Works	5,484
			19,907
		Healthcare — Products: 1.4%
930		Baxter International, Inc.	42,278
390		Becton Dickinson & Co.	27,561
740	@	Boston Scientific Corp.	10,945
200		CR Bard, Inc.	15,000
4,460		Johnson & Johnson	289,632
210	@	St. Jude Medical, Inc.	7,411
120		Stryker Corp.	5,951
330	@	Zimmer Holdings, Inc.	22,275
			421,053
		Healthcare — Services: 1.5%
1,470		Aetna, Inc.	58,139
390	@	Coventry Health Care, Inc.	20,093
390	@	Humana, Inc.	25,775
190	@	Laboratory Corp. of America Holdings	12,458
200		Manor Care, Inc.	10,456
290		Quest Diagnostics	17,736
3,340		UnitedHealth Group, Inc.	164,328
1,660	@	WellPoint, Inc.	127,903
			436,888
		Home Furnishings: 0.1%
100		Harman International Industries, Inc.	8,344
110		Whirlpool Corp.	9,252
			17,596
		Household Products/Wares: 0.2%
80		Clorox Co.	5,040
80		Fortune Brands, Inc.	6,009
740		Kimberly-Clark Corp.	48,366
			59,415

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 10	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Housewares: 0.0%
390		Newell Rubbermaid, Inc.	$11,045
			11,045
		Insurance: 3.5%
400	@@	ACE Ltd.	21,892
800		Aflac, Inc.	36,608
1,350		Allstate Corp.	84,686
200		AMBAC Financial Group, Inc.	16,550
3,900		American International Group, Inc.	258,414
480		AON Corp.	16,258
1,080		Chubb Corp.	56,117
210		Cigna Corp.	24,427
310		Cincinnati Financial Corp.	14,899
590		Genworth Financial, Inc.	20,656
630		Hartford Financial Services Group, Inc.	54,653
436		Lincoln National Corp.	27,067
830		Loews Corp.	31,457
210		MBIA, Inc.	12,902
1,530		Metlife, Inc.	86,720
200		MGIC Investment Corp.	11,994
490		Principal Financial Group	26,597
1,270		Progressive Corp.	31,166
1,010		Prudential Financial, Inc.	77,013
310		Safeco Corp.	18,268
1,070		St. Paul Travelers Cos., Inc.	50,172
200		Torchmark Corp.	12,622
480		UnumProvident Corp.	9,307
280	@@	XL Capital Ltd.	19,236
			1,019,681
		Internet: 0.9%
600	@	Amazon.com, Inc.	19,272
1,830	@	eBay, Inc.	51,899
330	@	Google, Inc.	132,627
200	@	Monster Worldwide, Inc.	7,238
1,490	@	Symantec Corp.	31,707
330	@	VeriSign, Inc.	6,666
			249,409
		Iron/Steel: 0.2%
760		Nucor Corp.	37,612
350		United States Steel Corp.	20,188
			57,800
		Leisure Time: 0.2%
200		Brunswick Corp.	6,238
270		Carnival Corp.	12,698
390		Harley-Davidson, Inc.	24,473
			43,409
		Lodging: 0.2%
480		Hilton Hotels Corp.	13,368
620		Marriott International, Inc.	23,957
380		Starwood Hotels & Resorts Worldwide, Inc.	21,732
126	@	Wyndham Worldwide Corp.	3,524
			62,581

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 10	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Machinery — Construction & Mining: 0.2%
990		Caterpillar, Inc.	$65,142
			65,142
		Machinery — Diversified: 0.1%
110		Cummins, Inc.	13,115
150		Deere & Co.	12,587
280		Rockwell Automation, Inc.	16,268
			41,970
		Media: 1.8%
1,655		CBS Corp. - Class B	46,621
310		Clear Channel Communications, Inc.	8,944
3,080	@	Comcast Corp.	113,498
180		EW Scripps Co.	8,627
380		Gannett Co., Inc.	21,595
830		McGraw-Hill Cos., Inc.	48,165
110		Meredith Corp.	5,426
6,030		News Corp., Inc.	118,490
2,440		Time Warner, Inc.	44,481
160	@	Univision Communications, Inc.	5,494
3,170		Walt Disney Co.	97,985
			519,326
		Mining: 0.3%
1,350		Alcoa, Inc.	37,854
120		Freeport-McMoRan Copper & Gold, Inc.	6,391
730		Newmont Mining Corp.	31,208
270		Phelps Dodge Corp.	22,869
			98,322
		Miscellaneous Manufacturing: 3.4%
1,150		3M Co.	85,583
200	@	Cooper Industries Ltd.	17,044
390		Danaher Corp.	26,781
380		Dover Corp.	18,027
430		Eastman Kodak Co.	9,632
310		Eaton Corp.	21,344
15,640		General Electric Co.	552,092
1,620		Honeywell International, Inc.	66,258
610		Illinois Tool Works, Inc.	27,389
440	@@	Ingersoll-Rand Co.	16,711
370		ITT Corp.	18,970
380		Leggett & Platt, Inc.	9,511
200		Parker Hannifin Corp.	15,546
210		Textron, Inc.	18,375
3,030	@@	Tyco International Ltd.	84,810
			988,073
		Office/Business Equipment: 0.1%
380		Pitney Bowes, Inc.	16,861
1,700	@	Xerox Corp.	26,452
			43,313
		Oil & Gas: 6.1%
610		Anadarko Petroleum Corp.	26,736
400		Apache Corp.	25,280
230		Chesapeake Energy Corp.	6,665
3,970		Chevron Corp.	257,494

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 10	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Oil & Gas (continued)
3,023		ConocoPhillips	$179,959
570		Devon Energy Corp.	35,996
400		EOG Resources, Inc.	26,020
13,790		ExxonMobil Corp.	925,294
310		Hess Corp.	12,840
820		Marathon Oil Corp.	63,058
310		Murphy Oil Corp.	14,741
470	@, @@	Nabors Industries Ltd.	13,983
1,560		Occidental Petroleum Corp.	75,052
200		Rowan Cos., Inc.	6,326
280		Sunoco, Inc.	17,413
180	@	Transocean, Inc.	13,181
1,350		Valero Energy Corp.	69,485
520		XTO Energy, Inc.	21,908
			1,791,431
		Oil & Gas Services: 0.6%
190		Baker Hughes, Inc.	12,958
1,880		Halliburton Co.	53,486
100	@	National Oilwell Varco, Inc.	5,855
1,590		Schlumberger Ltd.	98,628
			170,927
		Packaging & Containers: 0.1%
200		Ball Corp.	8,090
200		Bemis Co.	6,572
330	@	Pactiv Corp.	9,379
200		Sealed Air Corp.	10,824
			34,865
		Pharmaceuticals: 3.7%
2,230		Abbott Laboratories	108,289
80		Allergan, Inc.	9,009
470		AmerisourceBergen Corp.	21,244
180	@	Barr Pharmaceuticals, Inc.	9,349
650		Cardinal Health, Inc.	42,731
740		Caremark Rx, Inc.	41,936
290	@	Express Scripts, Inc.	21,892
440	@	Forest Laboratories, Inc.	22,268
740	@	Gilead Sciences, Inc.	50,838
390	@	Hospira, Inc.	14,925
600	@	King Pharmaceuticals, Inc.	10,218
400	@	Medco Health Solutions, Inc.	24,044
5,580		Merck & Co., Inc.	233,802
380		Mylan Laboratories	7,649
11,030		Pfizer, Inc.	312,811
2,320		Schering-Plough Corp.	51,249
200	@	Watson Pharmaceuticals, Inc.	5,234
1,910		Wyeth	97,104
			1,084,592
		Pipelines: 0.1%
940		El Paso Corp.	12,822
800		Williams Cos., Inc.	19,096
			31,918
		Real Estate: 0.0%
257	@	Realogy Corp.	5,829
			5,829

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 10	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Real Estate Investment Trusts: 0.2%
180		Apartment Investment & Management Co.	$9,794
510		Equity Office Properties Trust	20,278
120		Public Storage, Inc.	10,319
280		Simon Property Group, Inc.	25,374
			65,765
		Retail: 4.4%
380	@	Autonation, Inc.	7,942
110	@	Autozone, Inc.	11,363
480	@	Bed Bath & Beyond, Inc.	18,365
590		Best Buy Co., Inc.	31,600
310		Circuit City Stores, Inc.	7,784
1,020		Costco Wholesale Corp.	50,674
1,270		CVS Corp.	40,792
180		Darden Restaurants, Inc.	7,645
310		Family Dollar Stores, Inc.	9,064
1,410		Federated Department Stores, Inc.	60,926
970		Gap, Inc.	18,382
3,060		Home Depot, Inc.	110,986
420		JC Penney Co., Inc.	28,724
850	@	Kohl’s Corp.	55,182
510		Limited Brands, Inc.	13,510
2,280		Lowe’s Cos., Inc.	63,977
3,160		McDonald’s Corp.	123,619
480		Nordstrom, Inc.	20,304
760	@	Office Depot, Inc.	30,172
150		OfficeMax, Inc.	6,111
200	@	Sears Holding Corp.	31,618
1,090		Staples, Inc.	26,520
1,980	@	Starbucks Corp.	67,419
1,310		Target Corp.	72,378
790		TJX Cos., Inc.	22,144
3,750		Wal-Mart Stores, Inc.	184,950
2,600		Walgreen Co.	115,414
300		Wendy’s International, Inc.	20,100
420		Yum! Brands, Inc.	21,861
			1,279,526
		Savings & Loans: 0.3%
390		Golden West Financial Corp.	30,128
105		Sovereign Bancorp., Inc.	2,259
1,430		Washington Mutual, Inc.	62,162
			94,549
		Semiconductors: 1.7%
1,040	@	Advanced Micro Devices, Inc.	25,844
590	@	Altera Corp.	10,844
740		Analog Devices, Inc.	21,749
2,300		Applied Materials, Inc.	40,779
640	@	Freescale Semiconductor, Inc.	24,326
8,760		Intel Corp.	180,193
480		Linear Technology Corp.	14,938
730	@	LSI Logic Corp.	6,001
480		Maxim Integrated Products	13,474
1,870	@	Micron Technology, Inc.	32,538
640		National Semiconductor Corp.	15,059
310	@	Novellus Systems, Inc.	8,575
470	@	Nvidia Corp.	13,907
370	@	QLogic Corp.	6,993
2,300		Texas Instruments, Inc.	76,475
510		Xilinx, Inc.	11,195
			502,890

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 10	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Software: 2.5%
880	@	Adobe Systems, Inc.	$32,956
400	@	Autodesk, Inc.	13,912
910		Automatic Data Processing, Inc.	43,079
590	@	BMC Software, Inc.	16,060
740		CA, Inc.	17,531
380	@	Citrix Systems, Inc.	13,760
1,070	@	Compuware Corp.	8,335
400	@	Electronic Arts, Inc.	22,272
1,240		First Data Corp.	52,080
230	@	Fiserv, Inc.	10,831
330		IMS Health, Inc.	8,791
730	@	Intuit, Inc.	23,426
13,190		Microsoft Corp.	360,483
460	@	Novell, Inc.	2,815
5,840	@	Oracle Corp.	103,602
180	@	Parametric Technology Corp.	3,143
			733,076
		Telecommunications: 4.4%
150		Alltel Corp.	8,325
5,830		AT&T, Inc.	189,825
730	@	Avaya, Inc.	8,351
2,860		BellSouth Corp.	122,265
310		CenturyTel, Inc.	12,298
15,390	@	Cisco Systems, Inc.	353,970
590		Citizens Communications Co.	8,284
50	@	Comverse Technology, Inc.	1,072
2,320	@	Corning, Inc.	56,631
272		Embarq Corp.	13,157
840	@	Juniper Networks, Inc.	14,515
5,040		Motorola, Inc.	126,000
2,530		Qualcomm, Inc.	91,966
2,340	@	Qwest Communications International, Inc.	20,405
4,730		Sprint Nextel Corp.	81,120
790	@	Tellabs, Inc.	8,658
4,410		Verizon Communications, Inc.	163,743
715		Windstream Corp.	9,431
			1,290,016
		Textiles: 0.0%
310		Cintas Corp.	12,657
			12,657
		Toys/Games/Hobbies: 0.1%
480		Hasbro, Inc.	10,920
610		Mattel, Inc.	12,017
			22,937
		Transportation: 0.8%
590		Burlington Northern Santa Fe Corp.	43,330
600		CSX Corp.	19,698
450		FedEx Corp.	48,906
820		Norfolk Southern Corp.	36,121
390		Union Pacific Corp.	34,320
660		United Parcel Service, Inc.	47,480
			229,855

		Total Common Stock
		(Cost $18,051,744)	18,961,033

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 10	as of September 30, 2006 (Unaudited) (continued)

Principal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 23.2%

		Federal National Mortgage Association: 23.2%
$9,222,000		4.940%, due 01/15/13		$6,809,672

		Total U.S. Government Agency Obligations
		(Cost $6,797,638)		6,809,672

U.S. TREASURY OBLIGATIONS: 11.4%

		U.S. Treasury STRIP: 11.4%
4,396,000		Principal Only, due 11/15/12		3,330,049

		Total U.S. Treasury Obligations
		(Cost $3,244,755)		3,330,049

		Total Long-Term Investments
		(Cost $28,094,137)		29,100,754

SHORT-TERM INVESTMENTS: 0.8%

		Repurchase Agreements: 0.8%
245,000		Goldman Sachs Repurchase Agreement dated 09/29/06, 5.320%, due 10/02/06, $245,109 to be received upon repurchase (Collateralized by $250,000 Federal Home Loan Bank, 3.200%, Market Value plus accrued interest $251,807, due 11/29/06).		245,000

		Total Short-Term Investments
		(Cost $245,000)		245,000

		Total Investments in Securities
		(Cost $28,339,137)*	100.0%	$29,345,754
		Other Assets and Liabilities - Net	(0.0)	(14,315)
		Net Assets	100.0%	$29,331,439

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities

	*	Cost for federal income tax purposes is $28,580,404.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,244,704
		Gross Unrealized Depreciation		(479,354)
		Net Unrealized Appreciation		$765,350

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 11	as of September 30, 2006 (Unaudited	)

Shares			Value

COMMON STOCK: 59.7%

		Advertising: 0.1%
580		Omnicom Group	$54,288
			54,288
		Aerospace/Defense: 1.5%
2,120		Boeing Co.	167,162
1,380		General Dynamics Corp.	98,905
350		Goodrich Corp.	14,182
200		L-3 Communications Holdings, Inc.	15,666
950		Lockheed Martin Corp.	81,757
610		Northrop Grumman Corp.	41,523
1,470		Raytheon Co.	70,575
480		Rockwell Collins, Inc.	26,323
2,020		United Technologies Corp.	127,967
			644,060
		Agriculture: 1.0%
4,240		Altria Group, Inc.	324,572
1,280		Archer-Daniels-Midland Co.	48,486
480		Monsanto Co.	22,565
240		Reynolds American, Inc.	14,873
350		UST, Inc.	19,191
			429,687
		Airlines: 0.1%
2,610		Southwest Airlines Co.	43,483
			43,483
		Apparel: 0.3%
1,450	@	Coach, Inc.	49,880
350		Jones Apparel Group, Inc.	11,354
350		Liz Claiborne, Inc.	13,829
490		Nike, Inc.	42,934
200		VF Corp.	14,590
			132,587
		Auto Manufacturers: 0.2%
3,670		Ford Motor Co.	29,690
1,100		General Motors Corp.	36,586
600		Paccar, Inc.	34,212
			100,488
		Auto Parts & Equipment: 0.1%
550	@	Goodyear Tire & Rubber Co.	7,975
480		Johnson Controls, Inc.	34,435
			42,410
		Banks: 4.0%
610		AmSouth Bancorp.	17,714
9,310		Bank of America Corp.	498,737
1,730		Bank of New York Co., Inc.	61,000
1,140		BB&T Corp.	49,909

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 11	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Banks (continued)
390		Comerica, Inc.	$22,199
370		Compass Bancshares, Inc.	21,083
1,100		Fifth Third Bancorp.	41,888
350		First Horizon National Corp.	13,304
240		Huntington Bancshares, Inc.	5,743
840		Keycorp	31,450
110		M&T Bank Corp.	13,196
480		Marshall & Ilsley Corp.	23,126
870		Mellon Financial Corp.	34,017
1,440		National City Corp.	52,704
1,000		North Fork Bancorp., Inc.	28,640
480		Northern Trust Corp.	28,046
510		PNC Financial Services Group, Inc.	36,944
1,270		Regions Financial Corp.	46,723
600		State Street Corp.	37,440
760		SunTrust Banks, Inc.	58,733
600		Synovus Financial Corp.	17,622
4,700		US Bancorp	156,134
3,200		Wachovia Corp.	178,560
6,640		Wells Fargo & Co.	240,235
220		Zions Bancorp.	17,558
			1,732,705
		Beverages: 1.5%
2,080		Anheuser-Busch Cos., Inc.	98,821
200		Brown-Forman Corp.	15,330
5,670		Coca-Cola Co.	253,336
500		Coca-Cola Enterprises, Inc.	10,415
200	@	Constellation Brands, Inc.	5,756
490		Pepsi Bottling Group, Inc.	17,395
3,410		PepsiCo, Inc.	222,537
			623,590
		Biotechnology: 0.6%
2,400	@	Amgen, Inc.	171,672
550	@	Biogen Idec, Inc.	24,574
540	@	Genzyme Corp.	36,434
100	@	Millipore Corp.	6,130
			238,810
		Building Materials: 0.1%
430		American Standard Cos., Inc.	18,047
870		Masco Corp.	23,855
220		Vulcan Materials Co.	17,215
			59,117
		Chemicals: 0.7%
140		Air Products & Chemicals, Inc.	9,292
200		Ashland, Inc.	12,756
1,860		Dow Chemical Co.	72,503
1,900		EI DuPont de Nemours & Co.	81,396
200		International Flavors & Fragrances, Inc.	7,908
490		PPG Industries, Inc.	32,869
600		Praxair, Inc.	35,496
480		Rohm & Haas Co.	22,728
370		Sherwin-Williams Co.	20,639
			295,587

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 11	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Commercial Services: 0.5%
370	@	Apollo Group, Inc.	$18,219
490		Equifax, Inc.	17,988
600		H&R Block, Inc.	13,044
1,080		McKesson Corp.	56,938
490		Moody’s Corp.	32,036
650		Paychex, Inc.	23,953
480		Robert Half International, Inc.	16,306
480		RR Donnelley & Sons Co.	15,821
			194,305
		Computers: 2.6%
20	@	Affiliated Computer Services, Inc.	1,037
740	@	Apple Computer, Inc.	57,002
480	@	Computer Sciences Corp.	23,578
4,630	@	Dell, Inc.	105,749
1,080		Electronic Data Systems Corp.	26,482
5,190	@	EMC Corp.	62,176
9,700		Hewlett-Packard Co.	355,893
4,260		International Business Machines Corp.	349,064
350	@	Lexmark International, Inc.	20,181
480	@	NCR Corp.	18,950
760	@	Network Appliance, Inc.	28,128
500	@	Sandisk Corp.	26,770
7,500	@	Sun Microsystems, Inc.	37,275
550	@	Unisys Corp.	3,113
			1,115,398
		Cosmetics/Personal Care: 1.2%
200		Alberto-Culver Co.	10,118
950		Avon Products, Inc.	29,127
1,080		Colgate-Palmolive Co.	67,068
350		Estee Lauder Cos., Inc.	14,116
6,690		Procter & Gamble Co.	414,646
			535,075
		Distribution/Wholesale: 0.1%
180		Genuine Parts Co.	7,763
200		WW Grainger, Inc.	13,404
			21,167
		Diversified Financial Services: 5.6%
2,450		American Express Co.	137,396
490		Ameriprise Financial, Inc.	22,981
370		Bear Stearns Cos., Inc.	51,837
750		Capital One Financial Corp.	58,995
2,070		Charles Schwab Corp.	37,053
80		Chicago Mercantile Exchange Holdings, Inc.	38,260
490		CIT Group, Inc.	23,829
10,080		Citigroup, Inc.	500,674
1,350		Countrywide Financial Corp.	47,304
870	@	E*Trade Financial Corp.	20,810
2,030		Fannie Mae	113,497
200		Federated Investors, Inc.	6,762
370		Franklin Resources, Inc.	39,128
1,370		Freddie Mac	90,872
1,220		Goldman Sachs Group, Inc.	206,387
550		Janus Capital Group, Inc.	10,846
9,570		JPMorgan Chase & Co.	449,407
1,520		Lehman Brothers Holdings, Inc.	112,267
1,750		Merrill Lynch & Co., Inc.	136,885
2,900		Morgan Stanley	211,439
870		SLM Corp.	45,223
490		T. Rowe Price Group, Inc.	23,447
			2,385,299

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 11	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Electric: 1.6%
1,460	@	AES Corp.	$29,769
480	@	Allegheny Energy, Inc.	19,282
860		American Electric Power Co., Inc.	31,278
550		Centerpoint Energy, Inc.	7,876
550	@	CMS Energy Corp.	7,942
140		Consolidated Edison, Inc.	6,468
380		Constellation Energy Group, Inc.	22,496
300		Dominion Resources, Inc.	22,947
2,836		Duke Energy Corp.	85,647
600		Edison International	24,984
500		Entergy Corp.	39,115
1,470		Exelon Corp.	88,994
950		FirstEnergy Corp.	53,067
860		FPL Group, Inc.	38,700
760		PG&E Corp	31,654
220		Pinnacle West Capital Corp.	9,911
810		PPL Corp.	26,649
200		Progress Energy, Inc.	9,076
540		Public Service Enterprise Group, Inc.	33,043
550		Southern Co.	18,953
1,040		TXU Corp.	65,021
1,100		Xcel Energy, Inc.	22,715
			695,587
		Electrical Components & Equipment: 0.2%
790		Emerson Electric Co.	66,249
350		Molex, Inc.	13,640
			79,889
		Electronics: 0.3%
1,160	@	Agilent Technologies, Inc.	37,920
480		Applera Corp. - Applied Biosystems Group	15,893
300	@	Fisher Scientific International, Inc.	23,472
490		Jabil Circuit, Inc.	13,999
350		PerkinElmer, Inc.	6,626
400	@	Thermo Electron Corp.	15,732
370	@	Waters Corp.	16,754
			130,396
		Entertainment: 0.1%
600		International Game Technology	24,900
			24,900
		Environmental Control: 0.1%
1,190		Waste Management, Inc.	43,649
			43,649
		Food: 0.8%
680		Campbell Soup Co.	24,820
1,080		ConAgra Foods, Inc.	26,438
400	@	Dean Foods Co.	16,808
1,250		General Mills, Inc.	70,750
900		HJ Heinz Co.	37,737
490		Kellogg Co.	24,265
1,570		Kroger Co.	36,330

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 11	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Food (continued)
350		McCormick & Co., Inc.	$13,293
900		Safeway, Inc.	27,315
1,720		Sara Lee Corp.	27,640
217		Supervalu, Inc.	6,434
230		Whole Foods Market, Inc.	13,669
			325,499
		Forest Products & Paper: 0.2%
1,080		International Paper Co.	37,400
350		Louisiana-Pacific Corp.	6,570
480		MeadWestvaco Corp.	12,725
380		Plum Creek Timber Co., Inc.	12,935
370		Temple-Inland, Inc.	14,837
190		Weyerhaeuser Co.	11,691
			96,158
		Gas: 0.1%
200		KeySpan Corp.	8,228
100		Nicor, Inc.	4,276
630		Sempra Energy	31,658
			44,162
		Hand/Machine Tools: 0.1%
120		Black & Decker Corp.	9,522
200		Snap-On, Inc.	8,910
200		Stanley Works	9,970
			28,402
		Healthcare — Products: 1.3%
1,360		Baxter International, Inc.	61,826
500		Becton Dickinson & Co.	35,335
550	@	Boston Scientific Corp.	8,135
220		CR Bard, Inc.	16,500
6,040		Johnson & Johnson	392,238
260	@	St. Jude Medical, Inc.	9,175
150		Stryker Corp.	7,439
490	@	Zimmer Holdings, Inc.	33,075
			563,723
		Healthcare — Services: 1.4%
1,980		Aetna, Inc.	78,309
480	@	Coventry Health Care, Inc.	24,730
490	@	Humana, Inc.	32,384
350	@	Laboratory Corp. of America Holdings	22,950
200		Manor Care, Inc.	10,456
400		Quest Diagnostics	24,464
4,530		UnitedHealth Group, Inc.	222,876
2,280	@	WellPoint, Inc.	175,674
			591,843
		Home Furnishings: 0.1%
210		Harman International Industries, Inc.	17,522
110		Whirlpool Corp.	9,252
			26,774
		Household Products/Wares: 0.2%
20		Avery Dennison Corp.	1,203
100		Clorox Co.	6,300
170		Fortune Brands, Inc.	12,769
980		Kimberly-Clark Corp.	64,053
			84,325

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 11	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Housewares: 0.0%
490		Newell Rubbermaid, Inc.	$13,877
			13,877
		Insurance: 3.2%
600	@@	ACE Ltd.	32,838
1,080		Aflac, Inc.	49,421
1,610		Allstate Corp.	100,995
220		AMBAC Financial Group, Inc.	18,205
5,270		American International Group, Inc.	349,190
870		AON Corp.	29,467
1,350		Chubb Corp.	70,146
220		Cigna Corp.	25,590
480		Cincinnati Financial Corp.	23,069
760		Genworth Financial, Inc.	26,608
850		Hartford Financial Services Group, Inc.	73,738
727		Lincoln National Corp.	45,132
1,160		Loews Corp.	43,964
370		MBIA, Inc.	22,733
2,070		Metlife, Inc.	117,328
200		MGIC Investment Corp.	11,994
810		Principal Financial Group	43,967
1,670		Progressive Corp.	40,982
1,390		Prudential Financial, Inc.	105,988
430		Safeco Corp.	25,340
1,360		St. Paul Travelers Cos., Inc.	63,770
220		Torchmark Corp.	13,884
500		UnumProvident Corp.	9,695
400	@@	XL Capital Ltd.	27,480
			1,371,524
		Internet: 0.8%
820	@	Amazon.com, Inc.	26,338
2,540	@	eBay, Inc.	72,034
450	@	Google, Inc.	180,855
370	@	Monster Worldwide, Inc.	13,390
2,480	@	Symantec Corp.	52,774
490	@	VeriSign, Inc.	9,898
			355,289
		Iron/Steel: 0.2%
1,080		Nucor Corp.	53,449
350		United States Steel Corp.	20,188
			73,637
		Leisure Time: 0.2%
200		Brunswick Corp.	6,238
370		Carnival Corp.	17,401
510		Harley-Davidson, Inc.	32,003
350		Sabre Holdings Corp.	8,187
			63,829
		Lodging: 0.2%
600		Hilton Hotels Corp.	16,710
610		Marriott International, Inc.	23,570
480		Starwood Hotels & Resorts Worldwide, Inc.	27,451
444	@	Wyndham Worldwide Corp.	12,419
			80,150

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 11	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Machinery — Construction & Mining: 0.2%
1,350		Caterpillar, Inc.	$88,830
			88,830
		Machinery — Diversified: 0.1%
110		Cummins, Inc.	13,115
240		Deere & Co.	20,138
480		Rockwell Automation, Inc.	27,888
			61,141
		Media: 1.6%
2,230		CBS Corp. - Class B	62,819
390		Clear Channel Communications, Inc.	11,252
4,200	@	Comcast Corp.	154,770
200		EW Scripps Co.	9,586
500		Gannett Co., Inc.	28,415
1,180		McGraw-Hill Cos., Inc.	68,475
100		Meredith Corp.	4,933
8,150		News Corp., Inc.	160,148
3,310		Time Warner, Inc.	60,341
190	@	Univision Communications, Inc.	6,525
4,310		Walt Disney Co.	133,222
			700,486
		Mining: 0.3%
1,830		Alcoa, Inc.	51,313
200		Freeport-McMoRan Copper & Gold, Inc.	10,652
970		Newmont Mining Corp.	41,468
490		Phelps Dodge Corp.	41,503
			144,936
		Miscellaneous Manufacturing: 3.1%
1,470		3M Co.	109,397
310	@	Cooper Industries Ltd.	26,418
490		Danaher Corp.	33,648
480		Dover Corp.	22,771
550		Eastman Kodak Co.	12,320
370		Eaton Corp.	25,475
21,180		General Electric Co.	747,654
2,190		Honeywell International, Inc.	89,571
760		Illinois Tool Works, Inc.	34,124
600	@@	Ingersoll-Rand Co.	22,788
480		ITT Corp.	24,610
400		Leggett & Platt, Inc.	10,012
220		Parker Hannifin Corp.	17,101
220		Textron, Inc.	19,250
4,100	@@	Tyco International Ltd.	114,759
			1,309,898
		Office/Business Equipment: 0.1%
490		Pitney Bowes, Inc.	21,741
2,060	@	Xerox Corp.	32,054
			53,795
		Oil & Gas: 5.7%
780		Anadarko Petroleum Corp.	34,187
500		Apache Corp.	31,600
300		Chesapeake Energy Corp.	8,694
5,440		Chevron Corp.	352,838

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 11	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Oil & Gas (continued)
4,074		ConocoPhillips	$242,525
870		Devon Energy Corp.	54,941
490		EOG Resources, Inc.	31,875
18,780		ExxonMobil Corp.	1,260,124
480		Hess Corp.	19,882
1,110		Marathon Oil Corp.	85,359
420		Murphy Oil Corp.	19,971
590	@, @@	Nabors Industries Ltd.	17,553
2,140		Occidental Petroleum Corp.	102,955
220		Rowan Cos., Inc.	6,959
380		Sunoco, Inc.	23,632
300	@	Transocean, Inc.	21,969
1,860		Valero Energy Corp.	95,734
600		XTO Energy, Inc.	25,278
			2,436,076
		Oil & Gas Services: 0.5%
150		Baker Hughes, Inc.	10,230
2,560		Halliburton Co.	72,832
2,030		Schlumberger Ltd.	125,921
			208,983
		Packaging & Containers: 0.1%
220		Ball Corp.	8,899
200		Bemis Co.	6,572
350	@	Pactiv Corp.	9,947
200		Sealed Air Corp.	10,824
			36,242
		Pharmaceuticals: 3.4%
3,050		Abbott Laboratories	148,108
170		Allergan, Inc.	19,144
610		AmerisourceBergen Corp.	27,572
170	@	Barr Pharmaceuticals, Inc.	8,830
870		Cardinal Health, Inc.	57,194
970		Caremark Rx, Inc.	54,970
490	@	Express Scripts, Inc.	36,990
600	@	Forest Laboratories, Inc.	30,366
970	@	Gilead Sciences, Inc.	66,639
490	@	Hospira, Inc.	18,752
870	@	King Pharmaceuticals, Inc.	14,816
500	@	Medco Health Solutions, Inc.	30,055
7,530		Merck & Co., Inc.	315,507
550		Mylan Laboratories	11,072
14,960		Pfizer, Inc.	424,266
3,190		Schering-Plough Corp.	70,467
200	@	Watson Pharmaceuticals, Inc.	5,234
2,620		Wyeth	133,201
			1,473,183
		Pipelines: 0.1%
1,300		El Paso Corp.	17,732
1,040		Williams Cos., Inc.	24,825
			42,557
		Real Estate: 0.0%
280	@	Realogy Corp.	6,350
			6,350

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 11	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Real Estate Investment Trusts: 0.2%
200		Apartment Investment & Management Co.	$10,882
100		Boston Properties, Inc.	10,334
700		Equity Office Properties Trust	27,832
200		Public Storage, Inc.	17,198
380		Simon Property Group, Inc.	34,436
			100,682
		Retail: 3.9%
400	@	Autonation, Inc.	8,360
110	@	Autozone, Inc.	11,363
490	@	Bed Bath & Beyond, Inc.	18,747
790		Best Buy Co., Inc.	42,312
490		Circuit City Stores, Inc.	12,304
1,250		Costco Wholesale Corp.	62,100
1,750		CVS Corp.	56,210
240		Darden Restaurants, Inc.	10,193
400		Family Dollar Stores, Inc.	11,696
1,880		Federated Department Stores, Inc.	81,235
1,130		Gap, Inc.	21,414
4,220		Home Depot, Inc.	153,059
560		JC Penney Co., Inc.	38,298
1,160	@	Kohl’s Corp.	75,307
710		Limited Brands, Inc.	18,808
3,040		Lowe’s Cos., Inc.	85,302
4,230		McDonald’s Corp.	165,478
500		Nordstrom, Inc.	21,150
850	@	Office Depot, Inc.	33,745
200		OfficeMax, Inc.	8,148
220	@	Sears Holding Corp.	34,780
1,510		Staples, Inc.	36,738
2,470	@	Starbucks Corp.	84,104
1,840		Target Corp.	101,660
970		TJX Cos., Inc.	27,189
5,060		Wal-Mart Stores, Inc.	249,559
3,510		Walgreen Co.	155,809
270		Wendy’s International, Inc.	18,090
550		Yum! Brands, Inc.	28,628
			1,671,786
		Savings & Loans: 0.3%
490		Golden West Financial Corp.	37,853
168		Sovereign Bancorp., Inc.	3,614
1,980		Washington Mutual, Inc.	86,071
			127,538
		Semiconductors: 1.6%
1,470	@	Advanced Micro Devices, Inc.	36,530
760	@	Altera Corp.	13,969
960		Analog Devices, Inc.	28,214
3,060		Applied Materials, Inc.	54,254
1,120	@	Freescale Semiconductor, Inc.	42,571
11,490		Intel Corp.	236,349
500		Linear Technology Corp.	15,560
650	@	LSI Logic Corp.	5,343
600		Maxim Integrated Products	16,842
2,500	@	Micron Technology, Inc.	43,500
840		National Semiconductor Corp.	19,765
350	@	Novellus Systems, Inc.	9,681
610	@	Nvidia Corp.	18,050
400	@	QLogic Corp.	7,560
3,200		Texas Instruments, Inc.	106,400
600		Xilinx, Inc.	13,170
			667,758

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 11	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Software: 2.3%
1,350	@	Adobe Systems, Inc.	$50,558
510	@	Autodesk, Inc.	17,738
1,090		Automatic Data Processing, Inc.	51,601
760	@	BMC Software, Inc.	20,687
970		CA, Inc.	22,979
500	@	Citrix Systems, Inc.	18,105
1,460	@	Compuware Corp.	11,373
550	@	Electronic Arts, Inc.	30,624
1,470		First Data Corp.	61,740
480	@	Fiserv, Inc.	22,603
150		IMS Health, Inc.	3,996
900	@	Intuit, Inc.	28,881
17,900		Microsoft Corp.	489,207
660	@	Novell, Inc.	4,039
7,960	@	Oracle Corp.	141,210
			975,341
		Telecommunications: 4.1%
300		Alltel Corp.	16,650
7,910		AT&T, Inc.	257,550
800	@	Avaya, Inc.	9,152
3,850		BellSouth Corp.	164,588
350		CenturyTel, Inc.	13,885
178	@	Ciena Corp.	4,851
21,160	@	Cisco Systems, Inc.	486,680
550		Citizens Communications Co.	7,722
400	@	Comverse Technology, Inc.	8,576
3,300	@	Corning, Inc.	80,553
416		Embarq Corp.	20,122
1,200	@	Juniper Networks, Inc.	20,736
6,800		Motorola, Inc.	170,000
3,320		Qualcomm, Inc.	120,682
3,200	@	Qwest Communications International, Inc.	27,904
6,430		Sprint Nextel Corp.	110,275
970	@	Tellabs, Inc.	10,631
5,930		Verizon Communications, Inc.	220,181
1,010		Windstream Corp.	13,322
			1,764,060
		Textiles: 0.0%
370		Cintas Corp.	15,107
			15,107
		Toys/Games/Hobbies: 0.1%
500		Hasbro, Inc.	11,375
870		Mattel, Inc.	17,139
			28,514
		Transportation: 0.7%
760		Burlington Northern Santa Fe Corp.	55,814
1,020		CSX Corp.	33,487
610		FedEx Corp.	66,295
1,160		Norfolk Southern Corp.	51,098
510		Union Pacific Corp.	44,880
930		United Parcel Service, Inc.	66,904
			318,478
		Total Common Stock
		(Cost $24,640,881)	25,573,410

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 11	as of September 30, 2006 (Unaudited) (continued)

Principal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 25.9%

			Federal Home Loan Mortgage Corporation: 25.9%
$15,000,000			4.870%, due 01/15/13	$11,082,615

			Total U.S. Government Agency Obligations
			(Cost $11,031,269)	11,082,615

U.S. TREASURY OBLIGATIONS: 13.8%

			U.S. Treasury STRIP: 13.8%
7,909,000			4.570%, due 02/15/13	5,927,313

			Total U.S. Treasury Obligations
			(Cost $5,775,020)	5,927,313

			Total Long-Term Investments
			(Cost $41,447,170)	42,583,338

SHORT-TERM INVESTMENTS: 0.6%

			Repurchase Agreements: 0.6%
279,000			Goldman Sachs Repurchase Agreement dated 09/29/06, 5.320%, due 10/02/06, $279,124 to be received upon repurchase (Collateralized by $285,000 Federal Home Loan Bank, 3.200%, Market Value plus accrued interest $287,060, due 11/29/06).	279,000

			Total Short-Term Investments
			(Cost $279,000)	279,000

			Total Investments in Securities
		(Cost $41,726,170)*	100.0%	$42,862,338
		Other Assets and Liabilities - Net	(0.0)	(14,467)
		Net Assets	100.0%	$42,847,871

	@		Non-income producing security
	@@		Foreign Issuer

	*		Cost for federal income tax purposes is $42,050,368.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation	$1,396,860
			Gross Unrealized Depreciation	(584,890)
			Net Unrealized Appreciation	$811,970

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 12	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK:73.3%

		Advertising: 0.2%
1,000		Omnicom Group	$93,600
			93,600
		Aerospace/Defense: 1.9%
3,550		Boeing Co.	279,918
2,200		General Dynamics Corp.	157,674
400		Goodrich Corp.	16,208
400		L-3 Communications Holdings, Inc.	31,332
1,600		Lockheed Martin Corp.	137,696
1,150		Northrop Grumman Corp.	78,281
2,450		Raytheon Co.	117,625
600		Rockwell Collins, Inc.	32,904
3,350		United Technologies Corp.	212,223
			1,063,861
		Agriculture: 1.2%
6,800		Altria Group, Inc.	520,540
2,100		Archer-Daniels-Midland Co.	79,548
700		Monsanto Co.	32,907
600		Reynolds American, Inc.	37,182
500		UST, Inc.	27,415
			697,592
		Airlines: 0.1%
3,850		Southwest Airlines Co.	64,141
			64,141
		Apparel: 0.4%
2,100	@	Coach, Inc.	72,240
650		Jones Apparel Group, Inc.	21,086
350		Liz Claiborne, Inc.	13,829
800		Nike, Inc.	70,096
300		VF Corp.	21,885
			199,136
		Auto Manufacturers: 0.3%
6,150		Ford Motor Co.	49,754
1,750		General Motors Corp.	58,205
300	@	Navistar International Corp.	7,746
850		Paccar, Inc.	48,467
			164,172
		Auto Parts & Equipment: 0.1%
600		Johnson Controls, Inc.	43,044
			43,044
		Banks: 5.0%
1,150		AmSouth Bancorp.	33,396
14,900		Bank of America Corp.	798,193
2,450		Bank of New York Co., Inc.	86,387
1,750		BB&T Corp.	76,615

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 12	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Banks (continued)
700		Comerica, Inc.	$39,844
400		Compass Bancshares, Inc.	22,792
1,750		Fifth Third Bancorp.	66,640
400		First Horizon National Corp.	15,204
800		Huntington Bancshares, Inc.	19,144
1,300		Keycorp	48,672
300		M&T Bank Corp.	35,988
700		Marshall & Ilsley Corp.	33,726
1,300		Mellon Financial Corp.	50,830
2,350		National City Corp.	86,010
1,500		North Fork Bancorp., Inc.	42,960
600		Northern Trust Corp.	35,058
1,000		PNC Financial Services Group, Inc.	72,440
2,000		Regions Financial Corp.	73,580
1,050		State Street Corp.	65,520
1,150		SunTrust Banks, Inc.	88,872
1,000		Synovus Financial Corp.	29,370
7,900		US Bancorp	262,438
5,250		Wachovia Corp.	292,950
11,000		Wells Fargo & Co.	397,980
300		Zions Bancorp.	23,943
			2,798,552
		Beverages: 1.8%
3,450		Anheuser-Busch Cos., Inc.	163,910
300		Brown-Forman Corp.	22,995
9,050		Coca-Cola Co.	404,354
1,000		Coca-Cola Enterprises, Inc.	20,830
700	@	Constellation Brands, Inc.	20,146
100		Molson Coors Brewing Co.	6,890
600		Pepsi Bottling Group, Inc.	21,300
5,400		PepsiCo, Inc.	352,404
			1,012,829
		Biotechnology: 0.7%
3,900	@	Amgen, Inc.	278,967
1,150	@	Biogen Idec, Inc.	51,382
900	@	Genzyme Corp.	60,723
200	@	Millipore Corp.	12,260
			403,332
		Building Materials: 0.2%
500		American Standard Cos., Inc.	20,985
1,300		Masco Corp.	35,646
350		Vulcan Materials Co.	27,388
			84,019
		Chemicals: 0.9%
300		Air Products & Chemicals, Inc.	19,911
300		Ashland, Inc.	19,134
3,050		Dow Chemical Co.	118,889
100		Eastman Chemical Co.	5,402
200		Ecolab, Inc.	8,564
2,950		EI DuPont de Nemours & Co.	126,378
400	@	Hercules, Inc.	6,308
300		International Flavors & Fragrances, Inc.	11,862
900		PPG Industries, Inc.	60,372
1,050		Praxair, Inc.	62,118
600		Rohm & Haas Co.	28,410
500		Sherwin-Williams Co.	27,890
200		Sigma-Aldrich Corp.	15,134
			510,372

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 12	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Commercial Services: 0.5%
600	@	Apollo Group, Inc.	$29,544
500	@	Convergys Corp.	10,325
700		Equifax, Inc.	25,697
1,050		H&R Block, Inc.	22,827
1,650		McKesson Corp.	86,988
800		Moody’s Corp.	52,304
1,050		Paychex, Inc.	38,693
500		Robert Half International, Inc.	16,985
700		RR Donnelley & Sons Co.	23,072
			306,435
		Computers: 3.1%
200	@	Affiliated Computer Services, Inc.	10,372
1,150	@	Apple Computer, Inc.	88,585
600	@	Computer Sciences Corp.	29,472
7,300	@	Dell, Inc.	166,732
1,650		Electronic Data Systems Corp.	40,458
7,600	@	EMC Corp.	91,048
15,550		Hewlett-Packard Co.	570,530
6,900		International Business Machines Corp.	565,386
550	@	Lexmark International, Inc.	31,713
600	@	NCR Corp.	23,688
1,200	@	Network Appliance, Inc.	44,412
600	@	Sandisk Corp.	32,124
11,250	@	Sun Microsystems, Inc.	55,913
1,500	@	Unisys Corp.	8,490
			1,758,923
		Cosmetics/Personal Care: 1.5%
300		Alberto-Culver Co.	15,177
1,400		Avon Products, Inc.	42,924
1,650		Colgate-Palmolive Co.	102,465
350		Estee Lauder Cos., Inc.	14,116
10,800		Procter & Gamble Co.	669,384
			844,066
		Distribution/Wholesale: 0.1%
500		Genuine Parts Co.	21,565
300		WW Grainger, Inc.	20,106
			41,671
		Diversified Financial Services: 6.8%
4,050		American Express Co.	227,124
800		Ameriprise Financial, Inc.	37,520
600		Bear Stearns Cos., Inc.	84,060
1,000		Capital One Financial Corp.	78,660
3,350		Charles Schwab Corp.	59,965
120		Chicago Mercantile Exchange Holdings, Inc.	57,390
900		CIT Group, Inc.	43,767
16,250		Citigroup, Inc.	807,138
1,950		Countrywide Financial Corp.	68,328
1,400	@	E*Trade Financial Corp.	33,488
3,150		Fannie Mae	176,117
500		Franklin Resources, Inc.	52,875
2,300		Freddie Mac	152,559
1,950		Goldman Sachs Group, Inc.	329,882
700		Janus Capital Group, Inc.	13,804

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 12	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Diversified Financial Services (continued)
15,350		JPMorgan Chase & Co.	$720,836
2,400		Lehman Brothers Holdings, Inc.	177,264
3,050		Merrill Lynch & Co., Inc.	238,571
4,700		Morgan Stanley	342,677
1,300		SLM Corp.	67,574
900		T. Rowe Price Group, Inc.	43,065
			3,812,664
		Electric: 2.1%
2,450	@	AES Corp.	49,956
600	@	Allegheny Energy, Inc.	24,102
1,500		American Electric Power Co., Inc.	54,555
1,150		Centerpoint Energy, Inc.	16,468
800	@	CMS Energy Corp.	11,552
350		Consolidated Edison, Inc.	16,170
700		Constellation Energy Group, Inc.	41,440
500		Dominion Resources, Inc.	38,245
4,650		Duke Energy Corp.	140,430
1,200		Edison International	49,968
750		Entergy Corp.	58,673
2,450		Exelon Corp.	148,323
1,600		FirstEnergy Corp.	89,376
1,500		FPL Group, Inc.	67,500
1,300		PG&E Corp	54,145
350		Pinnacle West Capital Corp.	15,768
1,350		PPL Corp.	44,415
400		Progress Energy, Inc.	18,152
900		Public Service Enterprise Group, Inc.	55,071
1,150		Southern Co.	39,629
1,700		TXU Corp.	106,284
1,500		Xcel Energy, Inc.	30,975
			1,171,197
		Electrical Components & Equipment: 0.2%
1,300		Emerson Electric Co.	109,018
400		Molex, Inc.	15,588
			124,606
		Electronics: 0.3%
1,900	@	Agilent Technologies, Inc.	62,111
800		Applera Corp. - Applied Biosystems Group	26,488
400	@	Fisher Scientific International, Inc.	31,296
600		Jabil Circuit, Inc.	17,142
400		PerkinElmer, Inc.	7,572
3,000	@	Solectron Corp.	9,780
500	@	Thermo Electron Corp.	19,665
400	@	Waters Corp.	18,112
			192,166
		Entertainment: 0.1%
1,050		International Game Technology	43,575
			43,575
		Environmental Control: 0.1%
1,750		Waste Management, Inc.	64,190
			64,190
		Food: 0.9%
1,000		Campbell Soup Co.	36,500
1,650		ConAgra Foods, Inc.	40,392

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 12	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Food (continued)
400	@	Dean Foods Co.	$16,808
2,000		General Mills, Inc.	113,200
1,450		HJ Heinz Co.	60,799
800		Kellogg Co.	39,616
2,250		Kroger Co.	52,065
400		McCormick & Co., Inc.	15,192
1,400		Safeway, Inc.	42,490
2,450		Sara Lee Corp.	39,372
600		Supervalu, Inc.	17,790
500		Whole Foods Market, Inc.	29,715
			503,939
		Forest Products & Paper: 0.3%
1,600		International Paper Co.	55,408
500		Louisiana-Pacific Corp.	9,385
600		MeadWestvaco Corp.	15,906
600		Plum Creek Timber Co., Inc.	20,424
600		Temple-Inland, Inc.	24,060
350		Weyerhaeuser Co.	21,536
			146,719
		Gas: 0.1%
300		KeySpan Corp.	12,342
200		Nicor, Inc.	8,552
1,000		Sempra Energy	50,250
			71,144
		Hand/Machine Tools: 0.1%
300		Black & Decker Corp.	23,805
300		Snap-On, Inc.	13,365
300		Stanley Works	14,955
			52,125
		Healthcare — Products: 1.6%
2,100		Baxter International, Inc.	95,466
800		Becton Dickinson & Co.	56,536
1,600	@	Boston Scientific Corp.	23,664
350		CR Bard, Inc.	26,250
9,650		Johnson & Johnson	626,671
450	@	St. Jude Medical, Inc.	15,881
350		Stryker Corp.	17,357
800	@	Zimmer Holdings, Inc.	54,000
			915,825
		Healthcare — Services: 1.7%
3,050		Aetna, Inc.	120,628
900	@	Coventry Health Care, Inc.	46,368
900	@	Humana, Inc.	59,481
400	@	Laboratory Corp. of America Holdings	26,228
300		Manor Care, Inc.	15,684
500		Quest Diagnostics	30,580
7,500		UnitedHealth Group, Inc.	369,000
3,550	@	WellPoint, Inc.	273,528
			941,497
		Home Builders: 0.0%
200		Lennar Corp.	9,050
			9,050

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 12	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Home Furnishings: 0.1%
300		Harman International Industries, Inc.	$25,032
300		Whirlpool Corp.	25,233
			50,265
		Household Products/Wares: 0.3%
200		Avery Dennison Corp.	12,034
400		Clorox Co.	25,200
200		Fortune Brands, Inc.	15,022
1,500		Kimberly-Clark Corp.	98,040
			150,296
		Housewares: 0.0%
900		Newell Rubbermaid, Inc.	25,488
			25,488
		Insurance: 3.9%
1,050	@@	ACE Ltd.	57,467
1,600		Aflac, Inc.	73,216
2,850		Allstate Corp.	178,781
350		AMBAC Financial Group, Inc.	28,963
8,500		American International Group, Inc.	563,210
1,050		AON Corp.	35,564
2,350		Chubb Corp.	122,106
350		Cigna Corp.	40,712
500		Cincinnati Financial Corp.	24,030
1,650		Genworth Financial, Inc.	57,767
1,300		Hartford Financial Services Group, Inc.	112,775
900		Lincoln National Corp.	55,872
2,200		Loews Corp.	83,380
400		MBIA, Inc.	24,576
3,350		Metlife, Inc.	189,878
350		MGIC Investment Corp.	20,990
1,200		Principal Financial Group	65,136
2,550		Progressive Corp.	62,577
2,200		Prudential Financial, Inc.	167,750
650		Safeco Corp.	38,305
2,200		St. Paul Travelers Cos., Inc.	103,158
350		Torchmark Corp.	22,089
1,000		UnumProvident Corp.	19,390
600	@@	XL Capital Ltd.	41,220
			2,188,912
		Internet: 0.9%
1,000	@	Amazon.com, Inc.	32,120
3,650	@	eBay, Inc.	103,514
700	@	Google, Inc.	281,330
400	@	Monster Worldwide, Inc.	14,476
3,350	@	Symantec Corp.	71,288
800	@	VeriSign, Inc.	16,160
			518,888
		Iron/Steel: 0.2%
1,750		Nucor Corp.	86,608
700		United States Steel Corp.	40,376
			126,984
		Leisure Time: 0.2%
300		Brunswick Corp.	9,357
600		Carnival Corp.	28,218
900		Harley-Davidson, Inc.	56,475
400		Sabre Holdings Corp.	9,356
			103,406

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 12	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Lodging: 0.2%
1,050		Hilton Hotels Corp.	$29,243
1,050		Marriott International, Inc.	40,572
700		Starwood Hotels & Resorts Worldwide, Inc.	40,033
660	@	Wyndham Worldwide Corp.	18,460
			128,308
		Machinery — Construction & Mining: 0.3%
2,200		Caterpillar, Inc.	144,760
			144,760
		Machinery — Diversified: 0.2%
200		Cummins, Inc.	23,846
300		Deere & Co.	25,173
600		Rockwell Automation, Inc.	34,860
			83,879
		Media: 2.1%
3,450		CBS Corp. - Class B	97,187
700		Clear Channel Communications, Inc.	20,195
6,950	@	Comcast Corp.	256,108
300		EW Scripps Co.	14,379
800		Gannett Co., Inc.	45,464
1,950		McGraw-Hill Cos., Inc.	113,159
13,200		News Corp., Inc.	259,380
5,300		Time Warner, Inc.	96,619
300		Tribune Co.	9,816
700	@	Univision Communications, Inc.	24,038
7,200		Walt Disney Co.	222,552
			1,158,897
		Mining: 0.4%
2,800		Alcoa, Inc.	78,512
300		Freeport-McMoRan Copper & Gold, Inc.	15,978
1,500		Newmont Mining Corp.	64,125
700		Phelps Dodge Corp.	59,290
			217,905
		Miscellaneous Manufacturing: 3.8%
2,450		3M Co.	182,329
500	@	Cooper Industries Ltd.	42,610
800		Danaher Corp.	54,936
600		Dover Corp.	28,464
1,000		Eastman Kodak Co.	22,400
700		Eaton Corp.	48,195
34,100		General Electric Co.	1,203,730
3,550		Honeywell International, Inc.	145,195
1,300		Illinois Tool Works, Inc.	58,370
1,050	@@	Ingersoll-Rand Co.	39,879
600		ITT Corp.	30,762
600		Leggett & Platt, Inc.	15,018
350		Parker Hannifin Corp.	27,206
400		Textron, Inc.	35,000
6,700	@@	Tyco International Ltd.	187,533
			2,121,627

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 12	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Office/Business Equipment: 0.1%
700		Pitney Bowes, Inc.	$31,059
2,950	@	Xerox Corp.	45,902
			76,961
		Oil & Gas: 6.9%
1,300		Anadarko Petroleum Corp.	56,979
1,000		Apache Corp.	63,200
450		Chesapeake Energy Corp.	13,041
8,750		Chevron Corp.	567,525
6,500		ConocoPhillips	386,945
1,300		Devon Energy Corp.	82,095
700		EOG Resources, Inc.	45,535
30,200		ExxonMobil Corp.	2,026,384
700		Hess Corp.	28,994
1,800		Marathon Oil Corp.	138,420
500		Murphy Oil Corp.	23,775
900	@, @@	Nabors Industries Ltd.	26,775
3,400		Occidental Petroleum Corp.	163,574
350		Rowan Cos., Inc.	11,071
700		Sunoco, Inc.	43,533
350	@	Transocean, Inc.	25,631
3,050		Valero Energy Corp.	156,984
1,050		XTO Energy, Inc.	44,237
			3,904,698
		Oil & Gas Services: 0.7%
350		Baker Hughes, Inc.	23,870
350		BJ Services Co.	10,546
4,050		Halliburton Co.	115,223
200	@	National Oilwell Varco, Inc.	11,710
3,450		Schlumberger Ltd.	214,004
			375,353
		Packaging & Containers: 0.1%
350		Ball Corp.	14,158
350		Bemis Co.	11,501
600	@	Pactiv Corp.	17,052
300		Sealed Air Corp.	16,236
			58,947
		Pharmaceuticals: 4.2%
4,900		Abbott Laboratories	237,944
200		Allergan, Inc.	22,522
1,150		AmerisourceBergen Corp.	51,980
350	@	Barr Pharmaceuticals, Inc.	18,179
1,400		Cardinal Health, Inc.	92,036
1,400		Caremark Rx, Inc.	79,338
600	@	Express Scripts, Inc.	45,294
1,050	@	Forest Laboratories, Inc.	53,141
1,500	@	Gilead Sciences, Inc.	103,050
900	@	Hospira, Inc.	34,443
1,300	@	King Pharmaceuticals, Inc.	22,139
1,000	@	Medco Health Solutions, Inc.	60,110
12,150		Merck & Co., Inc.	509,085
700		Mylan Laboratories	14,091
24,050		Pfizer, Inc.	682,058
4,750		Schering-Plough Corp.	104,928
300	@	Watson Pharmaceuticals, Inc.	7,851
4,300		Wyeth	218,612
			2,356,801

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 12	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Pipelines: 0.1%
1,400	@	Dynegy, Inc.	$7,756
2,000		El Paso Corp.	27,280
1,700		Williams Cos., Inc.	40,579
			75,615
		Real Estate: 0.0%
1,125	@	Realogy Corp.	25,515
			25,515
		Real Estate Investment Trusts: 0.2%
350		Apartment Investment & Management Co.	19,044
100		Boston Properties, Inc.	10,334
1,150		Equity Office Properties Trust	45,724
100		Public Storage, Inc.	8,599
600		Simon Property Group, Inc.	54,372
			138,073
		Retail: 4.9%
200	@	Autozone, Inc.	20,660
900	@	Bed Bath & Beyond, Inc.	34,434
1,250		Best Buy Co., Inc.	66,950
600	@	Big Lots, Inc.	11,886
800		Circuit City Stores, Inc.	20,088
2,000		Costco Wholesale Corp.	99,360
2,650		CVS Corp.	85,118
400		Darden Restaurants, Inc.	16,988
200		Dillard’s, Inc.	6,546
900		Family Dollar Stores, Inc.	26,316
3,050		Federated Department Stores, Inc.	131,791
2,450		Gap, Inc.	46,428
6,700		Home Depot, Inc.	243,009
750		JC Penney Co., Inc.	51,293
1,850	@	Kohl’s Corp.	120,102
1,150		Limited Brands, Inc.	30,464
5,100		Lowe’s Cos., Inc.	143,106
6,800		McDonald’s Corp.	266,016
1,000		Nordstrom, Inc.	42,300
1,600	@	Office Depot, Inc.	63,520
300		OfficeMax, Inc.	12,222
400		RadioShack Corp.	7,720
400	@	Sears Holding Corp.	63,236
2,350		Staples, Inc.	57,176
4,200	@	Starbucks Corp.	143,010
2,800		Target Corp.	154,700
2,000		TJX Cos., Inc.	56,060
8,050		Wal-Mart Stores, Inc.	397,026
5,650		Walgreen Co.	250,804
600		Wendy’s International, Inc.	40,200
1,150		Yum! Brands, Inc.	59,858
			2,768,387
		Savings & Loans: 0.4%
850		Golden West Financial Corp.	65,663
500		Sovereign Bancorp., Inc.	10,755
3,150		Washington Mutual, Inc.	136,931
			213,349

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 12	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Semiconductors: 2.0%
2,700	@	Advanced Micro Devices, Inc.	$67,095
1,150	@	Altera Corp.	21,137
1,550		Analog Devices, Inc.	45,555
5,000		Applied Materials, Inc.	88,650
1,300	@	Freescale Semiconductor, Inc.	49,413
19,050		Intel Corp.	391,859
1,000		Linear Technology Corp.	31,120
2,200	@	LSI Logic Corp.	18,084
1,050		Maxim Integrated Products	29,474
3,950	@	Micron Technology, Inc.	68,730
1,850		National Semiconductor Corp.	43,531
400	@	Novellus Systems, Inc.	11,064
1,150	@	Nvidia Corp.	34,029
700	@	QLogic Corp.	13,230
600	@	Teradyne, Inc.	7,896
5,000		Texas Instruments, Inc.	166,250
1,150		Xilinx, Inc.	25,243
			1,112,360
		Software: 2.8%
1,950	@	Adobe Systems, Inc.	73,028
700	@	Autodesk, Inc.	24,346
1,850		Automatic Data Processing, Inc.	87,579
1,150	@	BMC Software, Inc.	31,303
1,500		CA, Inc.	35,535
600	@	Citrix Systems, Inc.	21,726
2,000	@	Compuware Corp.	15,580
1,000	@	Electronic Arts, Inc.	55,680
2,450		First Data Corp.	102,900
500	@	Fiserv, Inc.	23,545
600		IMS Health, Inc.	15,984
1,050	@	Intuit, Inc.	33,695
28,700		Microsoft Corp.	784,371
1,100	@	Novell, Inc.	6,732
12,750	@	Oracle Corp.	226,185
400	@	Parametric Technology Corp.	6,984
			1,545,173
		Telecommunications: 5.0%
400	@	ADC Telecommunications, Inc.	6,000
600		Alltel Corp.	33,300
12,750		AT&T, Inc.	415,140
2,300	@	Avaya, Inc.	26,312
5,900		BellSouth Corp.	252,225
400		CenturyTel, Inc.	15,868
271	@	Ciena Corp.	7,385
34,000	@	Cisco Systems, Inc.	782,000
1,200		Citizens Communications Co.	16,848
700	@	Comverse Technology, Inc.	15,008
5,000	@	Corning, Inc.	122,050
600		Embarq Corp.	29,022
1,900	@	Juniper Networks, Inc.	32,832
10,900		Motorola, Inc.	272,500
5,350		Qualcomm, Inc.	194,473
5,100	@	Qwest Communications International, Inc.	44,472
10,350		Sprint Nextel Corp.	177,503
1,400	@	Tellabs, Inc.	15,344
9,550		Verizon Communications, Inc.	354,592
1,572		Windstream Corp.	20,735
			2,833,609

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 12	as of September 30, 2006 (Unaudited) (continued)

Shares		Value

	Textiles: 0.0%
400	Cintas Corp.	$16,332
		16,332
	Toys/Games/Hobbies: 0.1%
800	Hasbro, Inc.	18,200
1,200	Mattel, Inc.	23,640
		41,840
	Transportation: 0.9%
1,150	Burlington Northern Santa Fe Corp.	84,456
1,400	CSX Corp.	45,962
1,000	FedEx Corp.	108,680
1,850	Norfolk Southern Corp.	81,493
200	Ryder System, Inc.	10,336
900	Union Pacific Corp.	79,200
1,450	United Parcel Service, Inc.	104,313
		514,440

	Total Common Stock
	(Cost $38,513,396)	41,211,510

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.8%

	Federal National Mortgage Association: 12.8%
$9,868,000	Principal Only, due 05/15/13		$7,167,049

	Total U.S. Government Agency Obligations
	(Cost $6,788,493)		7,167,049

U.S. TREASURY OBLIGATIONS: 13.0%

	U.S. Treasury STRIP: 13.0%
9,900,000	Principal Only, due 05/15/13		7,331,178

	Total U.S. Treasury Obligations
	(Cost $7,000,516)		7,331,178

	Total Long-Term Investments
	(Cost $52,302,405)		55,709,737

SHORT-TERM INVESTMENTS: 0.9%

	Repurchase Agreements: 0.9%
522,000	Goldman Sachs Repurchase Agreement dated 09/29/06, 5.320%, due 10/02/06, $522,231 to be received upon repurchase (Collateralized by $530,000 Federal Home Loan Bank, 3.200%, Market Value plus accrued interest $533,830, due 11/29/06).		522,000

	Total Short-Term Investments
	(Cost $522,000)		522,000

	Total Investments in Securities
	(Cost $52,824,405)*	100.0%	$56,231,737
	Other Assets and Liabilities - Net	(0.0)	(18,979)
	Net Assets	100.0%	$56,212,758

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 12	as of September 30, 2006 (Unaudited) (continued)

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities

*	Cost for federal income tax purposes is $52,857,520.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$3,837,725
	Gross Unrealized Depreciation	(463,508)
	Net Unrealized Appreciation	$3,374,217

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio – Series 13	as of September 30, 2006 (Unaudited)

Principal Amount				Value

SHORT-TERM INVESTMENTS: 100.0%

		Commercial Paper: 81.9%
$1,500,000		Alliance & Leicester PLC, 5.270%, due 10/26/06		$1,494,313
1,500,000		ASB Bank Ltd., 5.270%, due 10/18/06		1,496,055
1,500,000		Bank Of America Corp., 5.270%, due 11/01/06		1,493,000
1,500,000		Barton Capital Corp., 5.280%, due 11/06/06		1,491,906
1,500,000		Cafco LLC, 5.280%, due 11/07/06		1,491,688
1,500,000		Ciesco LP, 5.280%, due 11/06/06		1,491,906
1,500,000		Credit Suisse, 5.270%, due 10/18/06		1,496,055
1,500,000		Crown Point Capital Co., 5.270%, due 10/18/06		1,496,055
656,000		Danske Corp., 5.280%, due 10/13/06		654,752
1,607,000		Dexia Delaware LLC, 5.250%, due 10/02/06		1,606,531
1,500,000		IXIS, 5.280%, due 11/08/06		1,491,469
1,500,000		Jupiter Securitization Corp., 5.260%, due 10/03/06		1,499,342
100,000		Lloyd’s TSB Bank PLC, 5.240%, due 10/02/06		99,971
1,500,000		Old Line Funding LLC, 5.260%, due 10/02/06		1,499,562
1,475,000		Park Avenue Receivables, 5.270%, due 10/19/06		1,495,836
1,500,000		Preferred Receivable Funding Corp., 5.270%, due 10/18/06		1,496,055
1,500,000		Three Pillars Funding, 5.260%, due 10/02/06		1,499,562
1,500,000		Thunder Bay Funding LLC, 5.300%, due 11/02/06		1,492,754
1,500,000		UBS Finance, Inc., 5.290%, due 11/16/06		1,489,719
1,500,000		Variable Funding Capital, 5.280%, due 10/18/06		1,496,047
1,500,000		Windmill Funding, 5.270%, due 10/19/06		1,470,905
1,500,000		Yorktown Capital LLC, 5.280%, due 10/27/06		1,494,082

		Total Commercial Paper
		(Cost $ 30,742,068)		30,737,565

		Repurchase Agreements: 18.1%
6,774,000		Goldman Sachs Repurchase Agreement dated 09/29/06, 5.320%, due 10/02/06, $6,777,003 to be received upon repurchase (Collateralized by $6,911,000 various U.S. Government Agencies, 3.500% - 4.900%, Market Value plus accrued interest $6,910,490, due 03/05/07 - 12/12/08).		6,774,000

		Total Repurchase Agreements
		(Cost $6,774,000)		6,774,000

		Total Investments in Securities
		(Cost $37,516,068)*	100.0%	$37,511,565
		Other Assets and Liabilities - Net	0.0	3,517
		Net Assets	100.0%	$37,515,082

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(4,503)
		Net Unrealized Depreciation		$(4,503)

PORTFOLIO OF INVESTMENTS
ING VP Global Equity Dividend Portfolio	as of September 30, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 98.3%

		Australia: 7.7%
29,694		Australia & New Zealand Banking Group Ltd.	$593,470
54,995		Coca-Cola Amatil Ltd.	274,048
141,658		Foster’s Group Ltd.	679,189
20,006		Publishing & Broadcasting Ltd.	277,534
25,700		St. George Bank Ltd.	579,289
60,494		Stockland	333,492
26,880		Suncorp-Metway Ltd.	439,301
24,003		TABCORP Holdings Ltd.	279,747
21,193		Wesfarmers Ltd.	551,557
45,679		Westfield Group	640,166
			4,647,793
		Belgium: 2.2%
17,187		Belgacom SA	670,026
16,677		Fortis	676,246
			1,346,272
		Brazil: 2.4%
9,040	L	Cia Siderurgica Nacional SA ADR	257,007
7,487		Petroleo Brasileiro SA ADR	560,327
46,031	L	Tele Norte Leste Participacoes SA ADR	631,085
			1,448,419
		Canada: 7.3%
33,854	L	BCE, Inc.	918,321
9,572	L	Bell Aliant Regional Communications Income Fund	299,299
12,978	L	Canadian Imperial Bank of Commerce	978,212
6,013		Enerplus Resources Fund	302,394
14,767		Fording Canadian Coal Trust	391,769
22,837		Precision Drilling Trust	701,404
24,077	L	TransCanada Corp.	757,152
			4,348,551
		China: 1.0%
528,000		PetroChina Co., Ltd.	568,369
			568,369
		Denmark: 1.0%
15,339		Danske Bank A/S	602,939
			602,939
		France: 3.1%
26,444		France Telecom SA	608,201
3,928		Societe Generale	624,050
17,001		Vivendi	612,280
			1,844,531
		Germany: 1.9%
35,196		Deutsche Telekom AG	558,310
5,072		EON AG	602,966
			1,161,276

PORTFOLIO OF INVESTMENTS
ING VP Global Equity Dividend Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Greece: 0.9%
16,210		OPAP SA	$545,514
			545,514
		Hong Kong: 1.0%
101,000		Citic Pacific Ltd.	310,839
51,000		CLP Holdings Ltd.	308,801
			619,640
		Ireland: 1.1%
24,793		Allied Irish Banks PLC	660,101
			660,101
		Israel: 0.7%
82,991		Bank Hapoalim BM	391,276
			391,276
		Italy: 7.8%
103,125		Banca Intesa S.p.A.	678,051
82,120	L	Enel S.p.A.	749,610
29,276	L	ENI S.p.A.	869,891
52,271		Mediaset S.p.A.	561,746
130,082		Snam Rete Gas S.p.A.	631,573
224,950		Telecom Italia S.p.A.	541,385
75,575		UniCredito Italiano S.p.A.	627,192
			4,659,448
		Netherlands: 3.6%
20,333		ABN Amro Holding NV	592,873
3,071		Rodamco Europe NV	357,654
17,646		Royal Dutch Shell PLC	582,769
50,720		Royal KPN NV	646,254
			2,179,550
		New Zealand: 0.6%
120,546		Telecom Corp. of New Zealand Ltd.	339,315
			339,315
		Norway: 0.9%
46,060		DNB NOR ASA	563,389
			563,389
		Portugal: 1.5%
26,154		Brisa-Auto Estradas de Portugal SA	289,752
47,991		Portugal Telecom SGPS SA	598,665
			888,417
		Singapore: 1.0%
59,000		United Overseas Bank Ltd.	604,594
			604,594
		South Africa: 1.5%
51,171	L	Edgars Consolidated Stores Ltd.	196,747
27,799		Standard Bank Group Ltd.	277,116
24,877		Telkom SA Ltd.	428,809
			902,672
		South Korea: 1.1%
14,768		KT Corp. ADR	317,069
5,282		S-Oil Corp.	352,828
			669,897

PORTFOLIO OF INVESTMENTS
ING VP Global Equity Dividend Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Sweden: 2.7%
6,549		Scania AB	$390,475
14,307		Svenska Cellulosa AB	656,492
10,034		Volvo AB	597,816
			1,644,783
		Thailand: 0.8%
92,700		Advanced Info Service PCL	221,646
38,400		Siam Cement PCL	261,133
			482,779
		United Kingdom: 11.9%
50,481		Barclays PLC	636,595
63,133		BBA Group PLC	315,035
34,461		Diageo PLC	608,549
165,521		DSG International PLC	677,725
20,539		GlaxoSmithKline PLC	546,231
32,406		GUS PLC	585,676
18,968		Imperial Tobacco Group PLC	631,509
250,051		Legal & General Group PLC	666,185
58,467		Lloyds TSB Group PLC	591,146
25,375		Provident Financial PLC	297,584
26,829		Royal Bank of Scotland Group PLC	923,132
26,312		Severn Trent PLC	657,300
			7,136,667
		United States: 34.6%
8,262		AGL Resources, Inc.	301,563
11,883		Altria Group, Inc.	909,644
11,476	L	Ameren Corp.	605,818
17,453	L	American Capital Strategies Ltd.	688,870
10,978		Arthur J Gallagher & Co.	292,783
19,320		AT&T, Inc.	629,059
17,830		Bank of America Corp.	955,153
23,034		Bristol-Myers Squibb Co.	574,007
18,097		Citigroup, Inc.	898,878
45,172		Citizens Communications Co.	634,215
26,718		ConAgra Foods, Inc.	654,057
13,594	L	Consolidated Edison, Inc.	628,043
5,608		Developers Diversified Realty Corp.	312,702
19,936		Duke Energy Corp.	602,067
6,512		Duke Realty Corp.	243,223
15,697		EI DuPont de Nemours & Co.	672,459
12,496		Energy East Corp.	296,405
14,544		First Horizon National Corp.	552,817
4,304	@	Hanesbrands, Inc.	96,883
5,579		Hospitality Properties Trust	263,329
6,470		iStar Financial, Inc.	269,799
16,676		Keycorp	624,349
7,545		Kinder Morgan Energy Partners LP	331,075
5,927		Kinder Morgan, Inc.	621,446
5,196		Liberty Property Trust	248,317
14,404		Merck & Co., Inc.	603,528
13,347		NiSource, Inc.	290,164
11,932		Oneok, Inc.	450,910
9,058		Public Service Enterprise Group, Inc.	554,259
24,187		Pfizer, Inc.	685,943
7,246		Rayonier, Inc.	273,899
10,442		Reynolds American, Inc.	647,091

PORTFOLIO OF INVESTMENTS
ING VP Global Equity Dividend Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		United States (continued)
18,745		Sara Lee Corp.	$301,232
17,952	L	Southern Co.	618,626
10,949	L	Thornburg Mortgage, Inc.	278,871
10,774		United Dominion Realty Trust, Inc.	325,375
21,045		US Bancorp.	699,115
17,286		UST, Inc.	947,791
7,451		Ventas, Inc.	287,162
20,599		Washington Mutual, Inc.	895,439
			20,766,366

		Total Common Stock
		(Cost $52,291,558)	59,022,558

WARRANTS:1.4%

		Taiwan: 1.4%
439,000	#	Mega Financial Holdings Co., Ltd. expires 01/26/07	311,690
183,298	@	Formosa Chemicals & Fibre Corp. expires 10/26/10	271,281
223,039		Lite-On Technology Corp. expires 01/20/10	274,338

		Total Warrants
		(Cost $861,326)	857,309

		Total Long-Term Investments
		(Cost $53,152,884)	59,879,867

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 9.6%

		Securities Lending CollateralCC: 9.6%
$5,751,848		The Bank of New York Institutional Cash Reserves Fund		$5,751,848

		Total Short-Term Investments
		(Cost $5,751,848)		5,751,848

		Total Investments in Securities
		(Cost $58,904,732)*	109.3%	$65,631,715
		Other Assets and Liabilities - Net	(9.3)	(5,597,144)
		Net Assets	100.0%	$60,034,571

	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
	*	Cost for federal income tax purposes is $58,970,028.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$7,803,688
		Gross Unrealized Depreciation		(1,142,001)
		Net Unrealized Appreciation		$6,661,687

Percentage of
Industry	Net Assets
Agriculture	5.2%
Apparel	0.2
Auto Manufacturers	1.6
Banks	23.6
Beverages	2.6
Building Materials	0.4
Chemicals	1.6
Coal	0.7
Commercial Services	0.5
Computers	0.5
Diversified Financial Services	2.5
Electric	8.8
Entertainment	1.4
Food	1.6
Forest Products and Paper	1.6
Gas	2.3
Holding Companies - Diversified	0.5
Insurance	1.6
Investment Companies	1.1
Iron/Steel	0.4
Media	2.4
Miscellaneous Manufacturing	1.4
Oil and Gas	6.6
Pharmaceuticals	4.0
Pipelines	2.8
Real Estate	1.6
Real Estate Investment Trusts	3.8
Retail	2.4
Savings & Loans	1.5
Telecommunications	13.4
Water	1.1
Securities Lending Collateral	9.6
Other Assets and Liabilities - Net	(9.3)
Net Assets	100.0%

Item 2. Controls and Procedures.

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)  There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Insurance Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 29, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 29, 2006